UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03320

Fidelity Colchester Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2019

Item 1.

Reports to Stockholders

Fidelity® Investments Money Market Funds

Treasury Only Portfolio

Treasury Portfolio

Government Portfolio

Money Market Portfolio

Prime Money Market Portfolio

Prime Reserves Portfolio

Tax-Exempt Portfolio

Semi-Annual Report

September 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Treasury Only Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Treasury Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Government Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Money Market Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Prime Money Market Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Prime Reserves Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Tax-Exempt Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-297-2952 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Treasury Only Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of September 30, 2019

Days	% of fund's investments 9/30/19
1 - 7	14.9
8 - 30	27.1
31 - 60	37.3
61 - 90	15.2
91 - 180	5.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2019
U.S. Treasury Debt	105.6%
Net Other Assets (Liabilities)*	(5.6)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

9/30/19
Class I	1.86%
Class II	1.71%
Class III	1.61%
Class IV	1.36%
Select Class	1.81%
Institutional Class	1.90%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2019, the most recent period shown in the table, would have been 1.83% for Class I, 1.67% for Class II, 1.57% for Class III, 1.32% for Class IV, 1.77% for Select Class, and 1.86% for Institutional Class.

Treasury Only Portfolio

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 105.6%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 105.6%
U.S. Treasury Bills
10/1/19 to 3/19/20	1.55 to 2.42%	$22,060,080	$22,008,071
U.S. Treasury Notes
10/15/19 to 7/31/21	1.91 to 2.35 (b)	3,784,965	3,783,677
TOTAL U.S. TREASURY DEBT
(Cost $25,791,748)			25,791,748
TOTAL INVESTMENT IN SECURITIES - 105.6%
(Cost $25,791,748)			25,791,748
NET OTHER ASSETS (LIABILITIES) - (5.6)%			(1,378,096)
NET ASSETS - 100%			$24,413,652

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $25,791,748)		$25,791,748
Receivable for fund shares sold		51,770
Interest receivable		16,910
Prepaid expenses		43
Receivable from investment adviser for expense reductions		718
Total assets		25,861,189
Liabilities
Payable for investments purchased	$1,395,940
Payable for fund shares redeemed	33,300
Distributions payable	13,723
Accrued management fee	2,799
Distribution and service plan fees payable	298
Other affiliated payables	962
Other payables and accrued expenses	515
Total liabilities		1,447,537
Net Assets		$24,413,652
Net Assets consist of:
Paid in capital		$24,413,363
Total accumulated earnings (loss)		289
Net Assets		$24,413,652
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($8,147,803 ÷ 8,146,422 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($614,490 ÷ 614,547 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($895,759 ÷ 895,536 shares)		$1.00
Class IV:
Net Asset Value, offering price and redemption price per share ($62,322 ÷ 62,314 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($253,651 ÷ 253,655 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($14,439,627 ÷ 14,439,257 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2019 (Unaudited)
Investment Income
Interest		$259,317
Expenses
Management fee	$15,783
Transfer agent fees	4,783
Distribution and service plan fees	1,924
Accounting fees and expenses	667
Custodian fees and expenses	95
Independent trustees' fees and expenses	44
Registration fees	507
Audit	21
Legal	10
Miscellaneous	41
Total expenses before reductions	23,875
Expense reductions	(4,258)
Total expenses after reductions		19,617
Net investment income (loss)		239,700
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		261
Total net realized gain (loss)		261
Net increase in net assets resulting from operations		$239,961

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$239,700	$339,073
Net realized gain (loss)	261	84
Net increase in net assets resulting from operations	239,961	339,157
Distributions to shareholders	(239,427)	(339,391)
Share transactions - net increase (decrease)	3,706,650	5,672,987
Total increase (decrease) in net assets	3,707,184	5,672,753
Net Assets
Beginning of period	20,706,468	15,033,715
End of period	$24,413,652	$20,706,468

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Treasury Only Portfolio Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.011	.019	.009	.002	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.011	.019	.009	.002	–A	–A
Distributions from net investment income	(.011)	(.019)	(.009)	(.002)	–A	–A
Total distributions	(.011)	(.019)	(.009)	(.002)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	1.07%	1.96%	.93%	.23%	.04%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.21%E	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%E	.18%	.18%	.18%	.11%	.05%
Expenses net of all reductions	.18%E	.18%	.18%	.18%	.11%	.05%
Net investment income (loss)	2.12%E	1.97%	.93%	.24%	.05%	- %F
Supplemental Data
Net assets, end of period (in millions)	$8,148	$7,033	$6,976	$7,638	$10,035	$9,402

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Class II

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.010	.018	.008	.001	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.010	.018	.008	.001	–A	–A
Distributions from net investment income	(.010)	(.018)	(.008)	(.001)	–A	–A
Total distributions	(.010)	(.018)	(.008)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.99%	1.81%	.78%	.09%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.36%E	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%E	.33%	.33%	.33%	.13%	.05%
Expenses net of all reductions	.33%E	.33%	.33%	.33%	.13%	.05%
Net investment income (loss)	1.97%E	1.82%	.78%	.09%	.03%	- %F
Supplemental Data
Net assets, end of period (in millions)	$614	$525	$261	$159	$307	$310

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Class III

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.009	.017	.007	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.009	.017	.007	–A	–A	–A
Distributions from net investment income	(.009)	(.017)	(.007)	–A	–A	–A
Total distributions	(.009)	(.017)	(.007)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.94%	1.70%	.68%	.04%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.46%E	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%E	.43%	.43%	.38%	.15%	.05%
Expenses net of all reductions	.43%E	.43%	.43%	.38%	.15%	.05%
Net investment income (loss)	1.87%E	1.72%	.68%	.04%	.01%	- %F
Supplemental Data
Net assets, end of period (in millions)	$896	$1,044	$929	$921	$831	$635

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Class IV

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.008	.014	.004	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.008	.014	.004	–A	–A	–A
Distributions from net investment income	(.008)	(.014)	(.004)	–A	–A	–A
Total distributions	(.008)	(.014)	(.004)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.82%	1.45%	.42%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.71%E	.71%	.71%	.72%	.71%	.71%
Expenses net of fee waivers, if any	.68%E	.68%	.68%	.37%	.14%	.04%
Expenses net of all reductions	.68%E	.68%	.68%	.37%	.14%	.04%
Net investment income (loss)	1.62%E	1.47%	.43%	.05%	.02%	.01%
Supplemental Data
Net assets, end of period (in millions)	$62	$155	$116	$32	$338	$114

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Select Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.010	.019	.009	.002	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.010	.019	.009	.002	–A	–A
Distributions from net investment income	(.010)	(.019)	(.009)	(.002)	–A	–A
Total distributions	(.010)	(.019)	(.009)	(.002)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	1.04%	1.91%	.88%	.18%	.03%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.26%E	.26%	.26%	.26%	.27%	.26%
Expenses net of fee waivers, if any	.23%E	.23%	.23%	.23%	.12%	.05%
Expenses net of all reductions	.23%E	.23%	.23%	.23%	.12%	.05%
Net investment income (loss)	2.07%E	1.92%	.88%	.19%	.04%	- %F
Supplemental Data
Net assets, end of period (in millions)	$254	$176	$121	$94	$180	$194

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Institutional Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.011	.020	.010	.003	.001	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–	–
Total from investment operations	.011	.020	.010	.003	.001	–B
Distributions from net investment income	(.011)	(.020)	(.010)	(.003)	(.001)	–B
Total distributions	(.011)	(.020)	(.010)	(.003)	(.001)	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	1.09%	2.00%	.97%	.27%	.05%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.18%F	.18%	.18%	.18%	.18%	.19%F
Expenses net of fee waivers, if any	.14%F	.14%	.14%	.14%	.12%	.04%F
Expenses net of all reductions	.14%F	.14%	.14%	.14%	.12%	.04%F
Net investment income (loss)	2.16%F	2.01%	.97%	.28%	.04%	- %F,G
Supplemental Data
Net assets, end of period (in millions)	$14,440	$11,774	$6,631	$4,894	$1,932	$126

 A For the period May 14, 2014 (commencement of sale of shares) to March 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of September 30, 2019

Days	% of fund's investments 9/30/19
1 - 7	68.0
8 - 30	5.3
31 - 60	4.8
61 - 90	4.1
91 - 180	13.6
> 180	4.2

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2019
U.S. Treasury Debt	33.1%
Repurchase Agreements	66.8%
Net Other Assets (Liabilities)	0.1%

Current 7-Day Yields

9/30/19
Class I	1.82%
Class II	1.67%
Class III	1.58%
Class IV	1.33%
Select Class	1.77%
Institutional Class	1.86%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2019, the most recent period shown in the table, would have been 1.79% for Class I, 1.64% for Class II, 1.54% for Class III, 1.28% for Class IV, 1.74% for Select Class, and 1.82% for Institutional Class.

Treasury Portfolio

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 33.1%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 33.1%
U.S. Treasury Bills
10/8/19 to 8/13/20	1.83 to 2.43%	$5,538,900	$5,510,553
U.S. Treasury Notes
10/15/19 to 7/31/21	1.83 to 2.42 (b)	4,147,500	4,145,565
TOTAL U.S. TREASURY DEBT
(Cost $9,656,118)			9,656,118

U.S. Treasury Repurchase Agreement - 66.8%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
2.25% dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations) #	$6,429,352	$6,428,951
2.35% dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations) #	151,692	151,682
With:
Barclays Bank PLC at:
1.8%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $428,421,446, 2.00% - 2.63%, 2/28/23 - 8/15/25)	420,021	420,000
2.35%, dated 9/30/19 due 10/1/19
(Collateralized by U.S. Treasury Obligations valued at $1,250,648,205, 1.50% - 3.13%, 6/15/21 - 8/15/45)	1,222,080	1,222,000
(Collateralized by U.S. Treasury Obligations valued at $939,481,404, 0.00% - 2.88%, 6/18/20 - 1/31/24)	921,060	921,000
BMO Harris Bank NA at:
1.97%, dated 9/30/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $30,718,541, 2.38%, 3/15/22)	30,025	30,000
1.98%, dated 9/25/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $16,392,338, 3.63%, 2/15/20)	16,026	16,000
2%, dated:
9/24/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $16,392,338, 3.63%, 2/15/20)	16,025	16,000
9/26/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $30,717,355, 3.13%, 5/15/21)	30,053	30,000
2.06%, dated 9/9/19 due 10/3/19 (Collateralized by U.S. Treasury Obligations valued at $32,800,915, 1.88% - 3.63%, 1/31/22 - 8/15/43)	32,044	32,000
2.07%, dated 8/23/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $31,920,805, 2.50% - 3.63%, 8/15/23 - 8/15/43)	31,082	31,000
2.08%, dated 8/22/19 due 10/4/19 (Collateralized by U.S. Treasury Obligations valued at $31,774,253, 2.13% - 3.63%, 8/15/21 - 8/15/43)	31,077	31,000
2.1%, dated 8/28/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $30,787,006, 2.25% - 3.63%, 8/15/27 - 8/15/48)	30,060	30,000
BNP Paribas, SA at:
1.97%, dated 9/23/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $112,764,953, 0.00% - 6.88%, 11/7/19 - 5/15/48)	110,181	110,000
2%, dated:
8/20/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $37,993,394, 0.00% - 4.38%, 11/7/19 - 5/15/48)	37,189	37,000
9/5/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $64,882,577, 0.00% - 8.00%, 11/7/19 - 2/15/49)	63,308	63,000
9/13/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $81,579,550, 0.00% - 3.00%, 12/5/19 - 6/30/26)	80,300	79,900
9/16/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $70,470,152, 0.00% - 6.00%, 11/7/19 - 11/15/46)	69,349	69,000
9/19/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $385,467,033, 0.00% - 6.00%, 11/7/19 - 8/15/42)	378,885	377,000
2.01%, dated:
8/29/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $31,678,914, 0.00% - 8.00%, 12/5/19 - 11/15/47)	31,106	31,000
9/6/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $167,663,592, 0.00% - 6.00%, 11/7/19 - 5/15/48)	164,797	164,000
9/16/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $70,439,032, 0.00% - 2.75%, 2/20/20 - 12/31/21)	69,231	69,000
9/20/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $74,505,834, 0.00% - 4.38%, 11/7/19 - 2/15/46)	73,367	73,000
2.02%, dated 9/9/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $32,728,966, 0.00% - 4.63%, 11/7/19 - 5/15/44)	32,108	32,000
2.03%, dated:
8/26/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $91,596,607, 2.25% - 7.50%, 6/15/21 - 5/15/48)	89,301	89,000
8/27/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $61,478,639, 0.00% - 6.88%, 11/7/19 - 8/15/41)	60,210	60,000
2.04%, dated:
9/11/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $65,940,180, 0.00% - 5.25%, 11/7/19 - 8/15/46)	64,109	64,000
9/12/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $241,030,802, 0.00% - 7.63%, 12/5/19 - 5/15/48)	236,388	236,000
2.17%, dated 7/17/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $110,664,704, 0.00% - 4.63%, 11/7/19 - 11/15/40)	108,586	108,000
2.19%, dated:
7/11/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $112,290,716, 0.00% - 6.25%, 11/7/19 - 2/15/49)	109,610	109,000
7/12/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $100,747,469, 0.00% - 4.38%, 11/7/19 - 11/15/47)	98,537	98,000
2.21%, dated:
7/10/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $65,614,289, 1.25% - 4.63%, 4/30/21 - 11/15/48)	64,354	64,000
8/1/19 due 10/3/19 (Collateralized by U.S. Treasury Obligations valued at $45,048,216, 0.00% - 4.38%, 11/7/19 - 5/15/41)	44,170	44,000
BofA Securities, Inc. at 1.95%, dated 9/19/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $31,640,568, 1.63%, 9/30/26)	31,055	31,000
CIBC Bank U.S.A. at:
1.93%, dated 9/27/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $46,930,152, 2.13% - 2.88%, 12/31/20 - 8/15/28)	46,084	46,000
1.95%, dated 9/19/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $56,139,559, 1.13% - 2.88%, 2/28/21 - 11/15/46)	55,095	55,000
1.96%, dated 9/27/19 due 10/4/19 (Collateralized by U.S. Treasury Obligations valued at $46,930,299, 1.50% - 3.75%, 11/15/21 - 8/15/41)	46,018	46,000
2.04%, dated 9/3/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $48,936,659, 1.13% - 2.88%, 12/15/20 - 11/15/46)	48,017	47,900
2.05%, dated:
9/3/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $22,476,171, 1.13% - 2.88%, 12/31/20 - 11/15/46)	22,043	22,000
9/12/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $32,675,375, 1.13% - 2.88%, 7/31/21 - 2/15/29)	32,047	32,000
2.07%, dated 8/22/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $16,358,348, 1.13% - 4.50%, 12/31/20 - 11/15/46)	16,051	16,000
Credit AG at:
2%, dated 9/19/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $51,534,334, 3.38%, 11/15/48)	50,089	50,000
2.02%, dated 9/16/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $36,648,904, 5.38%, 2/15/31)	35,960	35,900
2.03%, dated 9/19/19 due 10/21/19 (Collateralized by U.S. Treasury Obligations valued at $65,964,712, 3.38%, 11/15/48)	64,115	64,000
Credit Agricole CIB at:
2.06%, dated 9/26/19 due 10/3/19 (Collateralized by U.S. Treasury Obligations valued at $192,493,861, 1.63%, 2/15/26)	188,075	188,000
2.2%, dated 9/30/19 due 10/2/19 (Collateralized by U.S. Treasury Obligations valued at $185,694,030, 1.50% - 2.63%, 1/31/22 - 6/30/23)	182,022	182,000
Deutsche Bank AG, New York at 2.38%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $176,471,695, 2.88%, 11/30/23)	173,011	173,000
Deutsche Bank Securities, Inc. at 2.38%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $6,120,450, 7.88%, 2/15/21)	6,000	6,000
DNB Bank ASA at 2.35%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $125,468,203, 1.88% - 2.88%, 4/30/21 - 7/31/25)	123,008	123,000
Fixed Income Clearing Corp. - BNYM at 2.35%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $1,166,880,031, 2.00% - 2.63%, 2/28/23 - 11/15/26)	1,144,075	1,144,000
HSBC Securities, Inc. at:
2.14%, dated 9/25/19 due 10/2/19 (Collateralized by U.S. Treasury Obligations valued at $104,077,159, 1.96% - 2.88%, 7/31/20 - 7/31/25)	102,042	102,000
2.36%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $61,817,287, 2.75%, 5/31/23)	60,004	60,000
ING Financial Markets LLC at:
1.93%, dated 9/23/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $126,534,300, 1.25% - 2.88%, 5/15/20 - 2/15/45)	124,093	124,000
2.35%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $62,282,343, 2.63%, 7/31/20)	61,004	61,000
J.P. Morgan Securities, LLC at 1.85%, dated 8/15/19 due 12/13/19 (Collateralized by U.S. Treasury Obligations valued at $31,710,858, 0.00% - 3.13%, 1/2/20 - 11/15/41)(b)(c)(d)	31,191	31,000
Lloyds Bank Corp. Markets PLC at:
2.03%, dated 9/3/19 due 10/31/19 (Collateralized by U.S. Treasury Obligations valued at $25,604,563, 1.38% - 3.13%, 10/31/20 - 5/15/48)	25,082	25,000
2.06%, dated 9/18/19 due 10/18/19 (Collateralized by U.S. Treasury Obligations valued at $31,684,243, 2.00%, 2/15/23)	31,053	31,000
Lloyds Bank PLC at:
2%, dated 9/20/19 due 11/20/19 (Collateralized by U.S. Treasury Obligations valued at $12,279,331, 6.00%, 2/15/26)	12,041	12,000
2.04%, dated 9/25/19 due 10/25/19 (Collateralized by U.S. Treasury Obligations valued at $31,662,326, 6.75%, 8/15/26)	31,053	31,000
2.05%, dated:
9/12/19 due 10/15/19 (Collateralized by U.S. Treasury Obligations valued at $16,381,454, 6.75%, 8/15/26)	16,030	16,000
9/27/19 due 10/28/19 (Collateralized by U.S. Treasury Obligations valued at $30,623,360, 6.00%, 2/15/26)	30,053	30,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 2.1%, dated 9/19/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $16,491,583, 2.75% - 3.63%, 8/15/42 - 2/15/44)	16,027	16,000
Morgan Stanley & Co., LLC at 2.35%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $273,781,487, 0.00% - 2.13%, 10/15/19 - 7/31/21)	269,018	269,000
MUFG Securities (Canada), Ltd. at:
2.05%, dated 9/27/19 due 10/4/19 (Collateralized by U.S. Treasury Obligations valued at $48,971,225, 1.63% - 2.75%, 4/30/21 - 2/15/26)	48,019	48,000
2.07%, dated 9/24/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $25,510,296, 2.00% - 2.88%, 12/15/21 - 7/31/25)	25,010	25,000
2.08%, dated 9/26/19 due 10/3/19 (Collateralized by U.S. Treasury Obligations valued at $12,243,556, 1.63%, 5/15/26)	12,005	12,000
2.35%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $1,451,554,777, 1.38% - 3.50%, 10/31/20 - 2/15/39)	1,423,093	1,423,000
MUFG Securities EMEA PLC at:
1.96%, dated 9/24/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $48,985,955, 2.00% - 2.75%, 8/15/21 - 8/15/25)	48,094	48,000
2%, dated 9/24/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $36,744,759, 1.38% - 1.63%, 3/31/20 - 4/30/23)	36,044	36,000
2.04%, dated 9/16/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $22,482,511, 2.00%, 8/15/25)	22,040	22,000
2.05%, dated 9/20/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $25,539,431, 2.00%, 5/31/24)	25,044	25,000
2.06%, dated:
9/4/19 due 10/4/19 (Collateralized by U.S. Treasury Obligations valued at $42,934,682, 1.63% - 6.50%, 7/31/22 - 11/15/26)	42,072	42,000
9/25/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $50,998,942, 2.00% - 2.25%, 3/31/21 - 7/31/22)	50,040	50,000
9/27/19 due 10/4/19 (Collateralized by U.S. Treasury Obligations valued at $83,677,682, 1.38% - 1.63%, 1/31/21 - 8/15/22)	82,033	82,000
2.07%, dated 8/23/19 due 10/4/19 (Collateralized by U.S. Treasury Obligations valued at $96,117,032, 1.38% - 2.25%, 2/15/21 - 7/31/22)	94,227	94,000
2.08%, dated:
9/25/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $24,491,892, 2.13%, 8/15/21)	24,017	24,000
9/27/19 due 10/3/19 (Collateralized by U.S. Treasury Obligations valued at $50,043,249, 2.75%, 8/31/23)	49,017	49,000
2.09%, dated 8/19/19 due 10/4/19 (Collateralized by U.S. Treasury Obligations valued at $24,533,727, 1.38% - 2.00%, 3/31/20 - 7/31/22)	24,064	24,000
2.4%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $56,179,323, 1.75% - 2.50%, 1/15/22 - 2/15/46)	55,004	55,000
2.55%, dated 9/30/19 due 10/1/19
(Collateralized by U.S. Treasury Obligations valued at $62,297,931, 2.88%, 7/31/25)	61,004	61,000
(Collateralized by U.S. Treasury Obligations valued at $40,850,379, 2.25%, 8/15/27)	40,003	40,000
Natixis SA at:
2.06%, dated 9/6/19 due 10/4/19 (Collateralized by U.S. Treasury Obligations valued at $183,169,267, 0.00% - 3.63%, 10/17/19 - 2/15/49)	179,287	179,000
2.11%, dated 8/8/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $65,494,186, 0.00% - 8.13%, 10/17/19 - 8/15/49)	64,229	64,000
2.19%, dated 7/22/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $34,829,891, 2.00% - 8.13%, 11/15/20 - 5/15/27)	34,182	34,000
Norinchukin Bank at:
2.03%, dated 9/24/19 due 12/16/19 (Collateralized by U.S. Treasury Obligations valued at $31,941,087, 2.00% - 2.63%, 11/15/20 - 11/15/26)	31,145	31,000
2.07%, dated:
9/5/19 due 12/5/19 (Collateralized by U.S. Treasury Obligations valued at $48,362,987, 2.00%, 11/15/26)	47,246	47,000
9/9/19 due 12/9/19 (Collateralized by U.S. Treasury Obligations valued at $33,000,103, 2.63%, 11/15/20)	32,167	32,000
9/18/19 due 12/18/19 (Collateralized by U.S. Treasury Obligations valued at $30,762,517, 3.63%, 2/15/20)	30,157	30,000
2.09%, dated 8/20/19 due 11/22/19 (Collateralized by U.S. Treasury Obligations valued at $32,006,011, 1.50% - 2.63%, 11/15/20 - 8/15/26)	31,169	31,000
2.1%, dated 8/16/19 due 11/19/19 (Collateralized by U.S. Treasury Obligations valued at $16,394,779, 1.50% - 3.63%, 2/15/20 - 8/15/26)	16,089	16,000
2.26%, dated 7/19/19 due 10/18/19 (Collateralized by U.S. Treasury Obligations valued at $35,933,655, 1.50% - 2.00%, 8/15/26 - 11/15/26)	35,200	35,000
2.3%, dated 7/17/19 due 10/17/19 (Collateralized by U.S. Treasury Obligations valued at $13,454,174, 1.50% - 2.63%, 11/15/20 - 8/15/26)	13,076	13,000
Prudential Insurance Co. of America at 2.37%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $91,955,490, 0.00% - 7.50%, 10/31/19 - 2/15/36)	90,202	90,196
RBC Dominion Securities at:
1.9%, dated 9/23/19 due 10/7/19
(Collateralized by U.S. Treasury Obligations valued at $64,287,138, 1.75% - 6.13%, 2/29/20 - 5/15/46)	63,047	63,000
(Collateralized by U.S. Treasury Obligations valued at $31,633,425, 0.00% - 4.63%, 12/5/19 - 2/15/40)	31,025	31,000
1.95%, dated 9/19/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $65,323,473, 0.00% - 6.13%, 12/5/19 - 11/15/44)	64,114	64,000
1.98%, dated 9/24/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $95,917,009, 0.00% - 2.88%, 12/5/19 - 2/29/24)	94,078	94,000
2%, dated 8/16/19 due 10/7/19
(Collateralized by U.S. Treasury Obligations valued at $31,700,972, 0.00% - 6.13%, 12/5/19 - 11/15/43)	31,157	31,000
(Collateralized by U.S. Treasury Obligations valued at $31,700,968, 0.00% - 6.13%, 12/5/19 - 2/15/49)	31,162	31,000
2.01%, dated 8/15/19 due 10/7/19
(Collateralized by U.S. Treasury Obligations valued at $32,726,138, 0.00% - 6.50%, 12/5/19 - 11/15/44)	32,161	32,000
(Collateralized by U.S. Treasury Obligations valued at $32,725,782, 0.00% - 3.75%, 12/5/19 - 2/15/49)	32,163	32,000
(Collateralized by U.S. Treasury Obligations valued at $49,131,109, 0.00% - 8.75%, 12/5/19 - 11/15/44)	48,146	47,900
2.02%, dated:
9/11/19 due 10/7/19
(Collateralized by U.S. Treasury Obligations valued at $32,676,698, 0.00% - 6.13%, 12/5/19 - 2/15/41)	32,075	32,000
(Collateralized by U.S. Treasury Obligations valued at $32,676,673, 0.00% - 2.88%, 12/5/19 - 1/31/26)	32,077	32,000
9/12/19 due 10/7/19
(Collateralized by U.S. Treasury Obligations valued at $40,843,563, 0.00% - 6.13%, 12/5/19 - 5/15/47)	40,105	40,000
(Collateralized by U.S. Treasury Obligations valued at $32,989,230, 0.00% - 2.88%, 12/5/19 - 11/15/46)	32,083	32,000
9/16/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $70,439,739, 0.00% - 4.63%, 12/5/19 - 11/15/44)	69,112	69,000
9/20/19 due 10/7/19
(Collateralized by U.S. Treasury Obligations valued at $32,853,917, 0.00% - 3.63%, 12/5/19 - 2/15/49)	31,957	31,900
(Collateralized by U.S. Treasury Obligations valued at $32,558,142, 0.00% - 6.13%, 12/5/19 - 11/15/27)	31,961	31,900
(Collateralized by U.S. Treasury Obligations valued at $32,558,084, 1.75% - 2.75%, 2/29/20 - 6/30/25)	31,963	31,900
2.04%, dated:
9/10/19 due 10/7/19
(Collateralized by U.S. Treasury Obligations valued at $16,339,566, 0.00% - 3.13%, 12/5/19 - 11/15/44)	16,027	16,000
(Collateralized by U.S. Treasury Obligations valued at $16,344,237, 0.00% - 3.00%, 12/5/19 - 2/15/49)	16,026	16,000
9/11/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $32,686,590, 0.00% - 4.75%, 12/5/19 - 2/15/45)	32,054	32,000
9/13/19 due 10/7/19
(Collateralized by U.S. Treasury Obligations valued at $31,665,599, 0.00% - 6.13%, 12/5/19 - 2/15/49)	31,042	31,000
(Collateralized by U.S. Treasury Obligations valued at $31,652,310, 1.88% - 6.13%, 2/29/20 - 2/15/40)	31,044	31,000
2.14%, dated 9/25/19 due 10/2/19 (Collateralized by U.S. Treasury Obligations valued at $59,181,203, 0.00% - 3.75%, 12/5/19 - 2/15/49)	58,024	58,000
RBC Financial Group at 1.96%, dated 9/19/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $94,921,984, 0.00% - 6.25%, 9/10/20 - 6/30/25)	93,238	93,000
RBS Securities, Inc. at 2.38%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $94,866,276, 2.75%, 7/31/23)	93,006	93,000
Societe Generale at:
2.05%, dated 9/6/19 due 11/5/19 (Collateralized by U.S. Treasury Obligations valued at $63,585,095, 0.00% - 8.50%, 10/3/19 - 5/15/47)	62,212	62,000
2.1%, dated 9/6/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $126,763,774, 0.00% - 8.00%, 10/31/19 - 5/15/48)	124,224	124,000
TD Securities (U.S.A.) at 2.35%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $1,087,906,999, 0.00% - 8.75%, 10/3/19 - 8/15/49)	1,060,069	1,060,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $19,511,129)		19,511,129
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $29,167,247)		29,167,247
NET OTHER ASSETS (LIABILITIES) - 0.1%		30,616
NET ASSETS - 100%		$29,197,863

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The maturity amount is based on the rate at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$6,428,951,000 due 10/01/19 at 2.25%
Citibank NA	$403,343
Citigroup Global Markets, Inc.	1,050,851
JP Morgan Securities LLC	469,395
Nomura Securities International, Inc.	46,760
RBC Dominion Securities, Inc.	1,526,769
Sumitomo Mitsui Banking Corp. NY	2,837,175
Wells Fargo Securities LLC	94,658
$6,428,951
$151,682,000 due 10/01/19 at 2.35%
JP Morgan Securities LLC	$151,682
$151,682

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $19,511,129) — See accompanying schedule: Unaffiliated issuers (cost $29,167,247)		$29,167,247
Receivable for investments sold		155,774
Receivable for fund shares sold		42,918
Interest receivable		25,487
Prepaid expenses		54
Receivable from investment adviser for expense reductions		885
Other receivables		240
Total assets		29,392,605
Liabilities
Payable for investments purchased	$155,540
Payable for fund shares redeemed	10,034
Distributions payable	22,627
Accrued management fee	3,456
Distribution and service plan fees payable	1,130
Other affiliated payables	1,228
Other payables and accrued expenses	727
Total liabilities		194,742
Net Assets		$29,197,863
Net Assets consist of:
Paid in capital		$29,197,967
Total accumulated earnings (loss)		(104)
Net Assets		$29,197,863
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($8,671,658 ÷ 8,668,126 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($800,911 ÷ 800,339 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($2,587,532 ÷ 2,587,206 shares)		$1.00
Class IV:
Net Asset Value, offering price and redemption price per share ($1,210,695 ÷ 1,210,344 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($244,516 ÷ 244,458 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($15,682,551 ÷ 15,682,562 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2019 (Unaudited)
Investment Income
Interest		$330,013
Expenses
Management fee	$19,584
Transfer agent fees	6,421
Distribution and service plan fees	6,597
Accounting fees and expenses	745
Custodian fees and expenses	64
Independent trustees' fees and expenses	54
Registration fees	541
Audit	25
Legal	12
Miscellaneous	60
Total expenses before reductions	34,103
Expense reductions	(4,899)
Total expenses after reductions		29,204
Net investment income (loss)		300,809
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1)
Total net realized gain (loss)		(1)
Net increase in net assets resulting from operations		$300,808

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$300,809	$457,388
Net realized gain (loss)	(1)	23
Net increase in net assets resulting from operations	300,808	457,411
Distributions to shareholders	(300,396)	(457,872)
Share transactions - net increase (decrease)	4,267,012	1,421,770
Total increase (decrease) in net assets	4,267,424	1,421,309
Net Assets
Beginning of period	24,930,439	23,509,130
End of period	$29,197,863	$24,930,439

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Treasury Portfolio Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.011	.019	.009	.003	.001	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.011	.019	.009	.003	.001	–A
Distributions from net investment income	(.011)	(.019)	(.009)	(.003)	(.001)	–A
Total distributions	(.011)	(.019)	(.009)	(.003)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	1.10%	1.96%	.95%	.27%	.05%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.21%E	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%E	.18%	.18%	.18%	.13%	.07%
Expenses net of all reductions	.18%E	.18%	.18%	.18%	.13%	.07%
Net investment income (loss)	2.18%E	1.96%	.96%	.27%	.05%	.01%
Supplemental Data
Net assets, end of period (in millions)	$8,672	$9,862	$8,244	$8,308	$9,639	$11,727

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Class II

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.010	.018	.008	.001	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.010	.018	.008	.001	–A	–A
Distributions from net investment income	(.010)	(.018)	(.008)	(.001)	–A	–A
Total distributions	(.010)	(.018)	(.008)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	1.02%	1.81%	.80%	.12%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.36%E	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%E	.33%	.33%	.33%	.22%	.07%
Expenses net of all reductions	.33%E	.33%	.33%	.33%	.22%	.07%
Net investment income (loss)	2.03%E	1.81%	.81%	.12%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$801	$659	$116	$363	$557	$70

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Class III

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.010	.017	.007	.001	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.010	.017	.007	.001	–A	–A
Distributions from net investment income	(.010)	(.017)	(.007)	(.001)	–A	–A
Total distributions	(.010)	(.017)	(.007)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.97%	1.71%	.70%	.05%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.46%E	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%E	.43%	.43%	.39%	.17%	.07%
Expenses net of all reductions	.43%E	.43%	.43%	.39%	.17%	.07%
Net investment income (loss)	1.93%E	1.71%	.71%	.06%	.02%	.01%
Supplemental Data
Net assets, end of period (in millions)	$2,588	$2,448	$2,803	$2,563	$2,862	$2,866

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Class IV

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.008	.014	.004	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.008	.014	.004	–A	–A	–A
Distributions from net investment income	(.008)	(.014)	(.004)	–A	–A	–A
Total distributions	(.008)	(.014)	(.004)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.84%	1.46%	.45%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.71%E	.71%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.68%E	.68%	.68%	.43%	.18%	.07%
Expenses net of all reductions	.68%E	.68%	.68%	.43%	.18%	.07%
Net investment income (loss)	1.68%E	1.46%	.46%	.02%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$1,211	$1,217	$926	$793	$905	$621

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Select Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.011	.019	.009	.002	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.011	.019	.009	.002	–A	–A
Distributions from net investment income	(.011)	(.019)	(.009)	(.002)	–A	–A
Total distributions	(.011)	(.019)	(.009)	(.002)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	1.07%	1.91%	.90%	.22%	.04%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.26%E	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%E	.23%	.23%	.23%	.15%	.07%
Expenses net of all reductions	.23%E	.23%	.23%	.23%	.15%	.07%
Net investment income (loss)	2.13%E	1.91%	.91%	.22%	.04%	.01%
Supplemental Data
Net assets, end of period (in millions)	$245	$239	$377	$276	$287	$225

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Institutional Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.011	.020	.010	.003	.001	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–	–
Total from investment operations	.011	.020	.010	.003	.001	–B
Distributions from net investment income	(.011)	(.020)	(.010)	(.003)	(.001)	–B
Total distributions	(.011)	(.020)	(.010)	(.003)	(.001)	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	1.12%	2.00%	.99%	.31%	.07%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.18%F	.18%	.18%	.18%	.18%	.18%F
Expenses net of fee waivers, if any	.14%F	.14%	.14%	.14%	.13%	.07%F
Expenses net of all reductions	.14%F	.14%	.14%	.14%	.13%	.07%F
Net investment income (loss)	2.22%F	2.00%	1.00%	.31%	.11%	- %F,G
Supplemental Data
Net assets, end of period (in millions)	$15,683	$10,505	$11,044	$6,645	$3,205	$669

 A For the period May 14, 2014 (commencement of sale of shares) to March 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Government Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of September 30, 2019

Days	% of fund's investments 9/30/19
1 - 7	62.9
8 - 30	19.5
31 - 60	5.1
61 - 90	5.1
91 - 180	6.2
> 180	1.2

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2019
U.S. Treasury Debt	10.4%
U.S. Government Agency Debt	44.7%
Repurchase Agreements	45.6%
Net Other Assets (Liabilities)*	(0.7)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

9/30/19
Class I	1.86%
Class II	1.71%
Class III	1.61%
Select Class	1.81%
Institutional Class	1.90%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2019, the most recent period shown in the table, would have been 1.84% for Class I, 1.68% for Class II, 1.58% for Class III, 1.79% for Select Class, and 1.87% for Institutional Class.

Government Portfolio

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 10.4%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 10.4%
U.S. Treasury Bills
10/10/19 to 3/26/20	1.84 to 2.43%	$8,747,699	$8,696,582
U.S. Treasury Notes
10/31/19 to 5/31/20	1.83 to 2.42 (b)	4,994,000	4,989,397
TOTAL U.S. TREASURY DEBT
(Cost $13,685,979)			13,685,979

U.S. Government Agency Debt - 44.7%
Federal Agencies - 44.7%
Fannie Mae
10/9/19 to 1/29/21	1.83 to 2.18 (b)	2,998,486	2,998,664
Federal Farm Credit Bank
10/1/19 to 8/12/20	1.95 to 2.07 (b)	2,611,900	2,611,825
Federal Home Loan Bank
10/2/19 to 7/23/21	1.83 to 2.47 (b)	41,238,050	41,220,591
Freddie Mac
11/12/19 to 2/19/21	1.82 to 2.20 (b)	11,945,637	11,938,321
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $58,769,401)			58,769,401

U.S. Government Agency Repurchase Agreement - 19.1%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
2.29% dated 9/30/19 due 10/1/19 (Collateralized by U.S. Government Obligations) #	$2,843,245	$2,843,064
2.38% dated 9/30/19 due 10/1/19 (Collateralized by U.S. Government Obligations) #	7,997,399	7,996,871
With:
Barclays Bank PLC at 2%, dated 9/27/19 due 10/2/19 (Collateralized by U.S. Government Obligations valued at $806,999,294, 3.00% - 5.00%, 5/20/45 - 4/20/49)	791,220	791,000
BMO Capital Markets Corp. at:
1.95%, dated 9/27/19 due 10/7/19 (Collateralized by U.S. Government Obligations valued at $122,426,520, 1.00% - 6.00%, 10/24/19 - 8/20/69)	120,215	120,000
2.08%, dated 9/9/19 due 10/3/19 (Collateralized by U.S. Government Obligations valued at $92,937,985, 1.90% - 5.50%, 10/25/19 - 5/20/69)	91,126	91,000
BMO Harris Bank NA at 2.08%, dated 9/9/19 due 10/3/19 (Collateralized by U.S. Government Obligations valued at $311,495,443, 2.09% - 8.00%, 7/1/20 - 7/20/69)	305,423	305,000
BNP Paribas, SA at:
2.01%, dated 9/19/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $491,071,084, 0.00% - 3.00%, 12/5/19 - 5/15/48)	483,417	481,000
2.02%, dated:
9/6/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $200,646,838, 0.00% - 7.00%, 11/15/19 - 6/20/49)	195,851	194,900
9/20/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $286,164,366, 0.00% - 7.50%, 11/15/19 - 8/20/49)	280,308	278,900
2.04%, dated 8/27/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $301,586,643, 0.00% - 6.63%, 12/5/19 - 6/20/49)	293,829	292,800
2.05%, dated 9/10/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $237,627,650, 0.00% - 8.00%, 12/5/19 - 8/1/49)	231,395	231,000
2.18%, dated 7/23/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $293,119,852, 0.00% - 5.25%, 11/7/19 - 1/1/58)	286,453	284,900
2.22%, dated 8/1/19 due 10/3/19 (Collateralized by U.S. Treasury Obligations valued at $294,252,377, 0.00% - 6.00%, 11/7/19 - 8/20/49)	287,111	286,000
BofA Securities, Inc. at:
1.95%, dated 9/30/19 due 10/7/19 (Collateralized by U.S. Government Obligations valued at $295,714,017, 1.50% - 10.00%, 10/20/20 - 8/15/60)	290,371	289,900
1.97%, dated 9/19/19 due 10/7/19 (Collateralized by Mortgage Loan Obligations valued at $614,443,220, 4.00% - 4.50%, 9/1/48 - 8/1/49)	603,087	602,000
CIBC Bank U.S.A. at:
1.96%, dated 9/19/19 due 10/7/19 (Collateralized by U.S. Government Obligations valued at $560,345,854, 2.70% - 4.54%, 7/1/20 - 2/1/57)	549,956	549,000
2.01%, dated 9/16/19 due 10/7/19 (Collateralized by U.S. Government Obligations valued at $184,774,620, 3.00% - 4.50%, 1/1/38 - 10/1/48)	181,586	181,000
2.03%, dated 9/16/19 due 10/7/19 (Collateralized by U.S. Government Obligations valued at $184,776,158, 3.01% - 4.50%, 3/1/27 - 8/1/49)	181,306	181,000
Citibank NA at:
2.09%, dated 9/24/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $58,163,663, 0.63% - 2.88%, 1/31/20 - 9/6/24)	57,023	57,000
2.1%, dated 9/24/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $349,823,693, 0.00% - 8.13%, 10/15/19 - 2/15/49)	342,140	342,000
Deutsche Bank AG, New York at 2.39%, dated 9/30/19 due 10/1/19 (Collateralized by Mortgage Loan Obligations valued at $154,510,258, 3.35%, 6/15/24)	150,010	150,000
Goldman Sachs & Co. at:
1.93%, dated 9/26/19 due 10/3/19 (Collateralized by U.S. Government Obligations valued at $608,082,956, 2.50% - 8.50%, 1/1/25 - 4/1/56)	596,224	596,000
2.15%, dated 9/25/19 due 10/2/19 (Collateralized by U.S. Government Obligations valued at $460,184,841, 2.00% - 7.50%, 7/1/23 - 5/15/53)	451,189	451,000
HSBC Securities, Inc. at:
2.05%, dated 9/27/19 due 10/4/19 (Collateralized by U.S. Government Obligations valued at $69,375,799, 4.00%, 5/1/47 - 6/1/49)	68,027	68,000
2.15%, dated 9/25/19 due 10/2/19 (Collateralized by U.S. Government Obligations valued at $376,514,870, 4.00% - 4.50%, 6/1/43 - 3/1/56)	369,154	369,000
ING Financial Markets LLC at:
2%, dated 8/29/19 due 11/27/19 (Collateralized by U.S. Government Obligations valued at $158,389,850, 2.98% - 4.77%, 11/1/24 - 3/1/49)	155,775	155,000
2.05%, dated:
9/16/19 due 10/16/19 (Collateralized by U.S. Government Obligations valued at $77,586,215, 3.00% - 4.00%, 4/1/49 - 9/1/49)	76,130	76,000
9/20/19 due 10/21/19 (Collateralized by U.S. Government Obligations valued at $30,619,168, 2.50% - 5.50%, 3/1/26 - 10/1/48)	30,053	30,000
2.06%, dated 9/18/19 due 10/18/19 (Collateralized by U.S. Government Obligations valued at $61,245,526, 4.00%, 2/1/49)	60,103	60,000
2.08%, dated 8/20/19 due 10/18/19 (Collateralized by U.S. Government Obligations valued at $63,393,463, 4.00%, 11/1/48)	62,211	62,000
2.1%, dated:
9/4/19 due 10/7/19:
(Collateralized by U.S. Government Obligations valued at $126,679,206, 4.00% - 4.50%, 3/1/48 - 4/1/49)	124,239	124,000
(Collateralized by U.S. Government Obligations valued at $126,679,206, 3.50% - 4.50%, 8/1/35 - 9/1/48)	124,239	124,000
9/17/19 due 12/17/19:
(Collateralized by U.S. Government Obligations valued at $119,437,461, 3.50% - 4.00%, 9/1/42 - 7/1/52)	117,621	117,000
(Collateralized by U.S. Government Obligations valued at $119,437,461, 3.50% - 4.00%, 8/1/48 - 7/1/52)	117,621	117,000
9/24/19 due 10/1/19 (Collateralized by U.S. Government Obligations valued at $58,163,741, 4.00%, 2/1/49)	57,023	57,000
2.3%, dated:
7/9/19 due 10/8/19 (Collateralized by U.S. Government Obligations valued at $89,216,238, 3.50%, 2/1/47 - 4/1/49)	87,506	87,000
7/10/19 due 10/7/19 (Collateralized by U.S. Government Obligations valued at $151,760,508, 3.00% - 5.00%, 6/1/28 - 7/1/49)	148,842	148,000
J.P. Morgan Securities, LLC at 2.15%, dated 9/25/19 due 10/2/19 (Collateralized by U.S. Government Obligations valued at $114,280,936, 2.50% - 7.50%, 6/1/23 - 6/1/49)	112,047	112,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
2.04%, dated:
9/16/19 due 11/15/19 (Collateralized by U.S. Government Obligations valued at $201,110,799, 2.35% - 5.00%, 6/1/25 - 9/1/49)	197,670	197,000
9/17/19 due 11/19/19 (Collateralized by U.S. Government Obligations valued at $192,932,939, 2.50% - 6.00%, 5/1/31 - 6/1/56)	189,675	189,000
2.07%, dated 9/13/19 due 11/14/19 (Collateralized by U.S. Government Obligations valued at $217,484,864, 2.50% - 5.54%, 1/1/24 - 8/1/50)	213,759	213,000
2.08%, dated 9/12/19 due:
11/12/19 (Collateralized by U.S. Government Obligations valued at $171,548,115, 2.50% - 5.00%, 3/1/24 - 9/1/49)	168,592	168,000
11/13/19 (Collateralized by U.S. Government Obligations valued at $263,448,891, 3.00% - 4.91%, 11/1/23 - 10/1/49)	258,924	258,000
2.11%, dated 9/9/19 due 11/8/19 (Collateralized by Mortgage Loan Obligations valued at $153,197,285, 2.91% - 4.84%, 6/1/29 - 3/1/49)	150,528	150,000
Morgan Stanley & Co., LLC at 2.37%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Government Obligations valued at $588,578,749, 0.00% - 9.50%, 7/16/20 - 9/20/49)	577,038	577,000
MUFG Securities (Canada), Ltd. at:
2.04%, dated 9/16/19 due 11/15/19 (Collateralized by U.S. Government Obligations valued at $169,463,923, 4.00% - 5.00%, 4/1/47 - 3/1/49)	166,564	166,000
2.07%, dated 9/12/19 due 11/12/19 (Collateralized by U.S. Government Obligations valued at $155,209,381, 4.00% - 4.50%, 4/1/47 - 4/1/49)	152,533	152,000
2.11%, dated 9/9/19 due 11/8/19 (Collateralized by U.S. Government Obligations valued at $107,238,100, 4.00% - 4.50%, 4/1/47 - 12/1/48)	105,369	105,000
2.37%, dated 9/30/19 due 10/1/19 (Collateralized by Mortgage Loan Obligations valued at $34,682,283, 3.50% - 4.50%, 5/1/46 - 8/1/49)	34,002	34,000
RBC Financial Group at 1.97%, dated 9/19/19 due 10/7/19:
(Collateralized by U.S. Government Obligations valued at $879,817,368, 2.36% - 7.00%, 10/20/23 - 6/1/51)	864,217	862,000
(Collateralized by U.S. Government Obligations valued at $1,714,387,337, 2.33% - 7.00%, 3/1/27 - 10/15/58)	1,682,215	1,677,900
Sumitomo Mitsui Trust Bank Ltd. at:
1.99%, dated 9/26/19 due 10/7/19 (Collateralized by U.S. Government Obligations valued at $192,855,761, 3.50%, 7/1/47 - 9/1/47)	188,803	188,658
2.04%, dated 9/24/19 due 10/7/19 (Collateralized by U.S. Government Obligations valued at $103,321,869, 3.00%, 1/1/47)	101,080	101,000
2.05%, dated:
9/27/19 due 10/7/19 (Collateralized by U.S. Government Obligations valued at $193,552,576, 2.00% - 3.50%, 1/15/21 - 7/1/47)	189,373	189,223
10/1/19 due 10/7/19(c)	126,100	126,000
2.08%, dated 9/17/19 due 10/1/19 (Collateralized by U.S. Government Obligations valued at $129,962,626, 2.00% - 3.50%, 1/15/21 - 1/1/48)	127,103	127,000
TD Securities (U.S.A.) at 2.38%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Government Obligations valued at $232,575,375, 3.50% - 4.50%, 1/1/44 - 11/1/48)	228,015	228,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $25,010,116)		25,010,116

U.S. Treasury Repurchase Agreement - 26.5%
With:
Barclays Bank PLC at 2.35%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $2,348,727,890, 0.00% - 6.00%, 12/19/19 - 2/15/45)	2,300,150	2,300,000
BMO Harris Bank NA at:
1.97%, dated 9/30/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $139,008,928, 2.50%, 2/28/21)	135,911	135,800
1.98%, dated 9/25/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $68,429,422, 3.63%, 2/15/20)	66,910	66,800
2%, dated:
9/24/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $68,429,422, 3.63%, 2/15/20)	66,904	66,800
9/26/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $137,392,725, 2.25%, 2/15/27)	134,238	134,000
2.06%, dated 9/9/19 due 10/3/19 (Collateralized by U.S. Treasury Obligations valued at $139,754,812, 2.13% - 3.63%, 3/31/21 - 8/15/43)	137,088	136,900
2.07%, dated 8/23/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $143,505,397, 2.00% - 3.63%, 11/15/26 - 8/15/48)	140,270	139,900
2.08%, dated 8/22/19 due 10/4/19 (Collateralized by U.S. Treasury Obligations valued at $143,357,824, 1.63% - 3.63%, 5/15/26 - 8/15/43)	140,348	140,000
2.1%, dated 8/28/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $137,338,891, 3.63%, 2/15/20)	134,166	133,900
BNP Paribas, SA at:
1.97%, dated 9/23/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $482,359,352, 0.00% - 7.63%, 11/7/19 - 5/15/48)	471,773	471,000
2%, dated:
8/20/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $170,889,668, 1.63% - 6.50%, 7/31/20 - 2/15/46)	167,753	166,900
9/5/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $276,207,444, 0.00% - 5.25%, 11/7/19 - 2/15/46)	271,320	270,000
9/13/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $355,756,198, 0.00% - 6.25%, 11/7/19 - 5/15/48)	348,735	347,000
9/16/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $313,861,631, 0.00% - 5.25%, 11/7/19 - 11/15/46)	307,547	306,000
9/19/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $1,616,723,361, 0.00% - 8.75%, 10/10/19 - 2/15/49)	1,587,900	1,580,000
2.01%, dated:
8/29/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $142,173,448, 0.00% - 5.25%, 11/7/19 - 11/15/46)	139,473	139,000
9/6/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $716,026,487, 0.00% - 7.63%, 11/7/19 - 8/15/47)	704,405	701,000
9/16/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $314,435,119, 0.00% - 6.25%, 11/7/19 - 5/15/49)	307,025	306,000
9/20/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $314,495,921, 0.00% - 8.13%, 10/10/19 - 2/15/46)	309,447	307,900
2.02%, dated 9/9/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $140,020,226, 0.00% - 6.00%, 11/7/19 - 5/15/48)	137,461	137,000
2.03%, dated:
8/26/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $406,856,746, 0.00% - 7.63%, 10/31/19 - 8/15/46)	398,343	397,000
8/27/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $270,842,890, 0.00% - 4.38%, 11/7/19 - 2/15/46)	265,926	265,000
2.04%, dated:
9/11/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $281,075,257, 0.00% - 6.00%, 12/5/19 - 5/15/48)	274,466	274,000
9/12/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $1,050,739,267, 0.00% - 6.25%, 11/7/19 - 11/15/46)	1,028,688	1,027,000
2.17%, dated 7/17/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $431,156,942, 0.00% - 7.63%, 11/7/19 - 2/15/49)	422,279	420,000
2.19%, dated:
7/11/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $455,001,685, 0.00% - 5.25%, 11/7/19 - 11/15/46)	445,479	443,000
7/12/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $401,712,933, 1.75% - 6.25%, 5/31/22 - 11/15/46)	393,040	390,900
2.21%, dated:
7/10/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $273,831,280, 0.00% - 6.00%, 11/7/19 - 11/15/48)	268,475	267,000
8/1/19 due 10/3/19 (Collateralized by U.S. Treasury Obligations valued at $168,035,128, 0.00% - 5.25%, 11/7/19 - 8/15/46)	164,534	163,900
BofA Securities, Inc. at 1.95%, dated 9/19/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $135,748,248, 2.03%, 1/31/21)	133,238	133,000
CIBC Bank U.S.A. at:
1.93%, dated 9/27/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $206,900,415, 2.00% - 2.63%, 5/15/22 - 12/31/25)	203,170	202,800
1.95%, dated 9/19/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $236,803,039, 1.13% - 2.88%, 12/31/20 - 11/15/46)	232,402	232,000
1.96%, dated 9/27/19 due 10/4/19 (Collateralized by U.S. Treasury Obligations valued at $206,906,231, 1.13% - 3.75%, 2/28/21 - 8/15/41)	202,877	202,800
2.04%, dated 9/3/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $215,640,603, 1.13% - 4.25%, 12/31/20 - 11/15/46)	211,514	211,000
2.05%, dated:
9/3/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $101,145,805, 1.13% - 4.50%, 7/31/21 - 11/15/46)	99,192	99,000
9/12/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $141,729,258, 1.13% - 2.88%, 5/31/20 - 8/31/26)	139,006	138,800
2.07%, dated 8/22/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $71,572,634, 1.13% - 4.50%, 5/31/20 - 11/15/46)	70,221	70,000
Credit AG at:
2%, dated 9/19/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $214,342,896, 1.13% - 2.00%, 8/31/21 - 10/31/22)	210,373	210,000
2.02%, dated 9/16/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $160,978,999, 1.88% - 3.88%, 2/28/22 - 8/15/40)	157,264	157,000
2.03%, dated 9/19/19 due 10/21/19 (Collateralized by U.S. Treasury Obligations valued at $275,586,379, 1.63% - 2.88%, 11/15/22 - 11/30/23)	270,487	270,000
Credit Agricole CIB at:
2.06%, dated 9/26/19 due 10/3/19 (Collateralized by U.S. Treasury Obligations valued at $819,231,031, 1.63% - 2.88%, 3/31/23 - 2/15/26)	803,322	803,000
2.2%, dated 9/30/19 due 10/2/19 (Collateralized by U.S. Treasury Obligations valued at $830,909,858, 1.63% - 2.63%, 6/30/23 - 5/15/26)	814,099	814,000
Deutsche Bank AG, New York at 2.38%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $792,519,046, 2.13% - 2.75%, 9/30/21 - 8/15/42)	774,051	774,000
Deutsche Bank Securities, Inc. at 2.38%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $26,521,829, 1.50% - 7.25%, 11/30/21 - 8/15/22)	26,002	26,000
DNB Bank ASA at 2.35%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $561,036,644, 1.88% - 2.50%, 2/28/21 - 11/15/26)	550,036	550,000
Fixed Income Clearing Corp. - BNYM at 2.35%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $5,213,220,037, 0.13% - 2.75%, 12/31/20 - 7/15/27)	5,111,334	5,111,000
HSBC Securities, Inc. at:
2.14%, dated 9/25/19 due 10/2/19 (Collateralized by U.S. Treasury Obligations valued at $455,082,328, 1.50% - 4.75%, 6/15/20 - 2/15/37)	446,186	446,000
2.36%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $274,962,505, 2.25%, 11/15/24)	267,018	267,000
ING Financial Markets LLC at 2.35%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $276,846,954, 2.38%, 4/15/21 - 4/30/26)	271,018	271,000
J.P. Morgan Securities, LLC at 1.85%, dated 8/15/19 due 12/13/19 (Collateralized by U.S. Treasury Obligations valued at $141,164,461, 1.75%, 6/30/22)(b)(d)(e)	138,851	138,000
Lloyds Bank Corp. Markets PLC at:
2.03%, dated 9/3/19 due 10/31/19 (Collateralized by U.S. Treasury Obligations valued at $113,498,892, 1.50% - 3.13%, 5/31/20 - 5/15/48)	111,363	111,000
2.06%, dated 9/18/19 due 10/18/19 (Collateralized by U.S. Treasury Obligations valued at $138,777,095, 2.00% - 2.63%, 3/15/21 - 12/31/25)	136,233	136,000
Lloyds Bank PLC at:
2%, dated 9/20/19 due 11/20/19 (Collateralized by U.S. Treasury Obligations valued at $55,204,296, 6.00%, 2/15/26)	54,183	54,000
2.04%, dated 9/25/19 due 10/25/19 (Collateralized by U.S. Treasury Obligations valued at $136,782,215, 1.00% - 6.75%, 11/30/19 - 8/15/26)	134,228	134,000
2.05%, dated:
9/12/19 due 10/15/19 (Collateralized by U.S. Treasury Obligations valued at $69,520,154, 6.75%, 8/15/26)	68,128	68,000
9/27/19 due 10/28/19 (Collateralized by U.S. Treasury Obligations valued at $136,697,083, 1.00% - 6.00%, 11/30/19 - 2/15/26)	134,237	134,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 2.1%, dated 9/19/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $69,058,308, 0.00% - 4.75%, 3/5/20 - 8/15/45)	67,113	67,000
MUFG Securities (Canada), Ltd. at:
2.05%, dated 9/27/19 due 10/4/19 (Collateralized by U.S. Treasury Obligations valued at $213,228,631, 1.38% - 3.38%, 11/15/19 - 2/15/27)	209,083	209,000
2.07%, dated 9/24/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $106,122,761, 1.38% - 2.88%, 8/15/20 - 8/31/25)	104,042	104,000
2.08%, dated 9/26/19 due 10/3/19 (Collateralized by U.S. Treasury Obligations valued at $52,545,184, 1.13% - 2.88%, 8/31/21 - 5/15/28)	51,521	51,500
MUFG Securities EMEA PLC at:
1.96%, dated 9/24/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $209,110,770, 2.00% - 2.75%, 5/31/23 - 5/31/24)	205,402	205,000
2%, dated 9/24/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $158,236,614, 2.00% - 2.75%, 11/30/22 - 2/15/28)	155,189	155,000
2.04%, dated 9/16/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $98,046,171, 1.38% - 2.63%, 11/15/20 - 9/30/23)	96,174	96,000
2.05%, dated 9/20/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $107,259,861, 2.00%, 5/31/24)	105,185	105,000
2.06%, dated:
9/4/19 due 10/4/19 (Collateralized by U.S. Treasury Obligations valued at $188,103,419, 1.63% - 6.50%, 2/15/21 - 2/15/29)	184,316	184,000
9/25/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $216,140,010, 1.75% - 2.88%, 3/31/21 - 9/30/23)	212,070	211,900
9/27/19 due 10/4/19 (Collateralized by U.S. Treasury Obligations valued at $356,959,977, 1.13% - 2.88%, 2/29/20 - 2/15/28)	350,140	350,000
2.07%, dated 8/23/19 due 10/4/19 (Collateralized by U.S. Treasury Obligations valued at $430,239,435, 1.38% - 2.75%, 2/15/21 - 3/31/25)	422,017	421,000
2.08%, dated:
9/25/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $106,176,551, 2.00% - 2.75%, 11/15/20 - 8/31/25)	104,072	104,000
9/27/19 due 10/3/19 (Collateralized by U.S. Treasury Obligations valued at $212,135,095, 2.75% - 2.88%, 4/30/23 - 5/31/25)	208,072	208,000
2.09%, dated 8/19/19 due 10/4/19 (Collateralized by U.S. Treasury Obligations valued at $106,332,705, 1.38% - 2.63%, 3/31/20 - 3/31/25)	104,278	104,000
2.4%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $251,977,535, 2.13% - 2.88%, 3/31/24 - 2/15/46)	247,016	247,000
2.55%, dated 9/30/19 due 10/1/19:
(Collateralized by U.S. Treasury Obligations valued at $274,298,664, 2.00% - 2.25%, 7/31/22 - 2/15/27)	269,019	269,000
(Collateralized by U.S. Treasury Obligations valued at $178,613,925, 1.50% - 2.88%, 9/30/21 - 8/15/28)	175,012	175,000
Natixis SA at:
2.06%, dated 9/6/19 due 10/4/19 (Collateralized by U.S. Treasury Obligations valued at $782,518,306, 0.00% - 8.13%, 10/17/19 - 2/15/49)	767,127	765,900
2.11%, dated 8/8/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $269,011,969, 0.00% - 4.25%, 10/17/19 - 5/15/47)	263,840	262,900
2.19%, dated 7/22/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $129,406,413, 0.00% - 8.13%, 10/17/19 - 2/15/49)	126,675	126,000
Norinchukin Bank at:
2.03%, dated 9/24/19 due 12/16/19 (Collateralized by U.S. Treasury Obligations valued at $136,726,360, 1.50% - 3.63%, 2/15/20 - 8/15/26)	134,627	134,000
2.07%, dated:
9/5/19 due 12/5/19 (Collateralized by U.S. Treasury Obligations valued at $208,744,870, 2.00% - 3.63%, 2/15/20 - 11/15/26)	204,062	203,000
9/9/19 due 12/9/19 (Collateralized by U.S. Treasury Obligations valued at $138,637,102, 1.50% - 3.63%, 2/15/20 - 8/15/26)	135,706	135,000
9/18/19 due 12/18/19 (Collateralized by U.S. Treasury Obligations valued at $139,086,116, 1.50% - 3.63%, 2/15/20 - 8/15/26)	136,712	136,000
2.09%, dated 8/20/19 due 11/22/19 (Collateralized by U.S. Treasury Obligations valued at $143,455,088, 2.63% - 3.63%, 2/15/20 - 11/15/20)	139,759	139,000
2.1%, dated 8/16/19 due 11/19/19 (Collateralized by U.S. Treasury Obligations valued at $70,748,532, 1.50% - 3.63%, 2/15/20 - 8/15/26)	69,382	69,000
2.26%, dated 7/19/19 due 10/18/19 (Collateralized by U.S. Treasury Obligations valued at $130,387,162, 1.50% - 3.63%, 2/15/20 - 8/15/26)	127,726	127,000
2.3%, dated 7/17/19 due 10/17/19 (Collateralized by U.S. Treasury Obligations valued at $52,371,079, 1.50% - 3.63%, 2/15/20 - 8/15/26)	51,300	51,000
Prudential Insurance Co. of America at 2.37%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $509,322,292, 0.00% - 8.75%, 7/31/20 - 2/15/31)	499,480	499,447
RBC Dominion Securities at:
1.9%, dated 9/23/19 due 10/7/19:
(Collateralized by U.S. Treasury Obligations valued at $274,495,923, 0.00% - 2.88%, 12/5/19 - 5/15/46)	269,199	269,000
(Collateralized by U.S. Treasury Obligations valued at $137,758,218, 0.00% - 4.63%, 12/5/19 - 2/15/40)	135,107	135,000
1.95%, dated 9/19/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $275,590,149, 0.00% - 6.50%, 12/5/19 - 11/15/46)	270,483	270,000
1.98%, dated 9/24/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $412,336,095, 0.00% - 8.75%, 12/5/19 - 2/15/46)	404,333	404,000
2%, dated 8/16/19 due 10/7/19:
(Collateralized by U.S. Treasury Obligations valued at $140,129,886, 0.00% - 6.13%, 12/5/19 - 5/15/46)	137,693	137,000
(Collateralized by U.S. Treasury Obligations valued at $140,843,097, 0.00% - 6.50%, 12/5/19 - 5/15/46)	137,715	137,000
2.01%, dated 8/15/19 due 10/7/19:
(Collateralized by U.S. Treasury Obligations valued at $143,176,443, 0.00% - 6.13%, 12/5/19 - 11/15/44)	140,704	140,000
(Collateralized by U.S. Treasury Obligations valued at $143,176,337, 0.00% - 4.25%, 12/5/19 - 11/15/44)	140,711	140,000
(Collateralized by U.S. Treasury Obligations valued at $213,794,906, 1.38% - 6.50%, 2/15/20 - 2/15/49)	210,074	209,000
2.02%, dated:
9/11/19 due 10/7/19:
(Collateralized by U.S. Treasury Obligations valued at $139,899,651, 0.00% - 4.75%, 12/5/19 - 11/15/46)	137,323	137,000
(Collateralized by U.S. Treasury Obligations valued at $139,994,064, 0.00% - 4.75%, 12/5/19 - 2/15/41)	137,331	137,000
9/12/19 due 10/7/19:
(Collateralized by U.S. Treasury Obligations valued at $177,184,902, 0.00% - 4.75%, 12/5/19 - 5/15/47)	173,456	173,000
(Collateralized by U.S. Treasury Obligations valued at $142,250,403, 0.00% - 6.13%, 12/5/19 - 5/15/49)	139,359	139,000
9/16/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $312,965,205, 0.00% - 6.50%, 12/5/19 - 5/15/49)	306,498	306,000
9/20/19 due 10/7/19:
(Collateralized by U.S. Treasury Obligations valued at $136,261,501, 0.00% - 6.13%, 12/5/19 - 11/15/46)	133,239	133,000
(Collateralized by U.S. Treasury Obligations valued at $135,743,820, 0.00% - 4.63%, 10/10/19 - 2/15/45)	133,254	133,000
(Collateralized by U.S. Treasury Obligations valued at $135,743,825, 0.00% - 4.63%, 12/5/19 - 2/15/40)	133,261	133,000
2.04%, dated:
9/10/19 due 10/7/19:
(Collateralized by U.S. Treasury Obligations valued at $69,354,636, 0.00% - 6.13%, 12/5/19 - 11/15/48)	68,015	67,900
(Collateralized by U.S. Treasury Obligations valued at $69,433,522, 0.00% - 6.13%, 12/5/19 - 11/15/44)	68,012	67,900
9/11/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $141,838,647, 0.00% - 6.50%, 12/5/19 - 2/15/40)	139,136	138,900
9/13/19 due 10/7/19:
(Collateralized by U.S. Treasury Obligations valued at $140,594,548, 0.00% - 4.75%, 12/5/19 - 11/15/45)	137,186	137,000
(Collateralized by U.S. Treasury Obligations valued at $139,882,550, 0.00% - 6.13%, 12/5/19 - 2/15/41)	137,194	137,000
2.14%, dated 9/25/19 due 10/2/19 (Collateralized by U.S. Treasury Obligations valued at $262,233,538, 0.00% - 3.13%, 12/5/19 - 11/15/28)	257,107	257,000
RBC Financial Group at 1.96%, dated 9/19/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $399,999,173, 0.00% - 6.25%, 9/10/20 - 8/15/46)	392,903	391,900
RBS Securities, Inc. at 2.38%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $426,459,211, 1.75% - 4.63%, 6/30/24 - 2/15/40)	417,028	417,000
Societe Generale at:
2.05%, dated 9/6/19 due 11/5/19 (Collateralized by U.S. Treasury Obligations valued at $272,782,602, 0.00% - 8.00%, 10/3/19 - 5/15/47)	266,909	266,000
2.1%, dated 9/6/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $545,310,729, 0.00% - 8.75%, 10/3/19 - 5/15/49)	533,964	533,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $34,857,347)		34,857,347
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $132,322,843)		132,322,843
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(897,764)
NET ASSETS - 100%		$131,425,079

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Government Obligations as collateral on settlement date.

 (d) The maturity amount is based on the rate at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$2,843,064,000 due 10/01/19 at 2.29%
BofA Securities, Inc.	$71,209
Citigroup Global Markets, Inc.	96,208
ING Financial Markets LLC	10,182
JP Morgan Securities LLC	1,289,816
Mitsubishi UFJ Securities (USA), Inc.	4,967
Nomura Securities International, Inc.	114,968
RBC Dominion Securities, Inc.	462,085
Sumitomo Mitsui Banking Corp. NY	710,781
Sumitomo Mitsui Banking Corp.	21,464
Wells Fargo Securities LLC	61,384
$2,843,064
$7,996,871,000 due 10/01/19 at 2.38%
Citibank NA	$228,639
HSBC Securities (USA), Inc.	171,479
ING Financial Markets LLC	106,452
JP Morgan Securities LLC	1,307,673
Mitsubishi UFJ Securities (USA), Inc.	114,424
Mizuho Securities USA, Inc.	411,551
Nomura Securities International, Inc.	340,672
Sumitomo Mitsui Banking Corp. NY	1,387,705
Sumitomo Mitsui Banking Corp.	1,642,117
Wells Fargo Securities LLC	2,286,159
$7,996,871

See accompanying notes which are an integral part of the financial statements.

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $59,867,462) — See accompanying schedule: Unaffiliated issuers (cost $132,322,843)		$132,322,843
Cash		348
Receivable for fund shares sold		553,145
Interest receivable		147,550
Prepaid expenses		227
Receivable from investment adviser for expense reductions		3,424
Other receivables		826
Total assets		133,028,363
Liabilities
Payable for investments purchased	$722,499
Payable for fund shares redeemed	761,286
Distributions payable	94,347
Accrued management fee	15,023
Distribution and service plan fees payable	722
Other affiliated payables	4,483
Other payables and accrued expenses	4,924
Total liabilities		1,603,284
Net Assets		$131,425,079
Net Assets consist of:
Paid in capital		$131,425,603
Total accumulated earnings (loss)		(524)
Net Assets		$131,425,079
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($35,260,154 ÷ 35,249,225 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($629,969 ÷ 629,632 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($3,056,140 ÷ 3,054,594 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($292,243 ÷ 292,206 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($92,186,573 ÷ 92,188,155 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2019 (Unaudited)
Investment Income
Interest		$1,389,166
Expenses
Management fee	$82,317
Transfer agent fees	23,076
Distribution and service plan fees	4,530
Accounting fees and expenses	1,596
Custodian fees and expenses	317
Independent trustees' fees and expenses	230
Registration fees	3,735
Audit	25
Legal	52
Miscellaneous	273
Total expenses before reductions	116,151
Expense reductions	(21,907)
Total expenses after reductions		94,244
Net investment income (loss)		1,294,922
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		18
Total net realized gain (loss)		18
Net increase in net assets resulting from operations		$1,294,940

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,294,922	$2,183,497
Net realized gain (loss)	18	206
Net increase in net assets resulting from operations	1,294,940	2,183,703
Distributions to shareholders	(1,293,013)	(2,185,195)
Share transactions - net increase (decrease)	22,353,601	8,002,805
Total increase (decrease) in net assets	22,355,528	8,001,313
Net Assets
Beginning of period	109,069,551	101,068,238
End of period	$131,425,079	$109,069,551

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Government Portfolio Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.011	.020	.009	.003	.001	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.011	.020	.009	.003	.001	–A
Distributions from net investment income	(.011)	(.020)	(.009)	(.003)	(.001)	–A
Total distributions	(.011)	(.020)	(.009)	(.003)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	1.10%	1.97%	.95%	.31%	.06%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.21%E	.21%	.20%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%E	.18%	.18%	.18%	.16%	.11%
Expenses net of all reductions	.18%E	.18%	.18%	.18%	.16%	.11%
Net investment income (loss)	2.18%E	1.96%	.95%	.33%	.08%	.01%
Supplemental Data
Net assets, end of period (in millions)	$35,260	$29,352	$31,829	$31,498	$22,047	$19,333

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Government Portfolio Class II

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.010	.018	.008	.002	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.010	.018	.008	.002	–A	–A
Distributions from net investment income	(.010)	(.018)	(.008)	(.002)	–A	–A
Total distributions	(.010)	(.018)	(.008)	(.002)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	1.02%	1.82%	.80%	.16%	.02%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.36%E	.36%	.35%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%E	.33%	.33%	.33%	.20%	.11%
Expenses net of all reductions	.33%E	.33%	.33%	.33%	.20%	.11%
Net investment income (loss)	2.03%E	1.81%	.80%	.18%	.04%	.01%
Supplemental Data
Net assets, end of period (in millions)	$630	$836	$744	$909	$485	$539

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Government Portfolio Class III

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.010	.017	.007	.001	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.010	.017	.007	.001	–A	–A
Distributions from net investment income	(.010)	(.017)	(.007)	(.001)	–A	–A
Total distributions	(.010)	(.017)	(.007)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.97%	1.72%	.70%	.07%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.46%E	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%E	.43%	.43%	.43%	.21%	.11%
Expenses net of all reductions	.43%E	.43%	.43%	.43%	.21%	.11%
Net investment income (loss)	1.93%E	1.71%	.70%	.09%	.03%	.01%
Supplemental Data
Net assets, end of period (in millions)	$3,056	$3,397	$3,351	$3,038	$1,957	$2,120

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Government Portfolio Select Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.011	.019	.009	.003	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.011	.019	.009	.003	–A	–A
Distributions from net investment income	(.011)	(.019)	(.009)	(.003)	–A	–A
Total distributions	(.011)	(.019)	(.009)	(.003)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	1.07%	1.92%	.90%	.26%	.05%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.26%E	.25%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%E	.23%	.23%	.23%	.17%	.11%
Expenses net of all reductions	.23%E	.23%	.23%	.23%	.17%	.11%
Net investment income (loss)	2.13%E	1.91%	.90%	.28%	.07%	- %F
Supplemental Data
Net assets, end of period (in millions)	$292	$335	$450	$641	$286	$686

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Government Portfolio Institutional Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.011	.020	.010	.004	.001	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–	–
Total from investment operations	.011	.020	.010	.004	.001	–B
Distributions from net investment income	(.011)	(.020)	(.010)	(.004)	(.001)	–B
Total distributions	(.011)	(.020)	(.010)	(.004)	(.001)	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	1.12%	2.01%	.99%	.35%	.08%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.18%F	.18%	.18%	.18%	.18%	.18%F
Expenses net of fee waivers, if any	.14%F	.14%	.14%	.14%	.14%	.11%F
Expenses net of all reductions	.14%F	.14%	.14%	.14%	.14%	.11%F
Net investment income (loss)	2.22%F	2.00%	.99%	.37%	.10%	- %F,G
Supplemental Data
Net assets, end of period (in millions)	$92,187	$75,150	$64,695	$58,310	$19,281	$1,508

 A For the period May 14, 2014 (commencement of sale of shares) to March 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of September 30, 2019

Days	% of fund's investments 9/30/19
1 - 7	40.0
8 - 30	16.1
31 - 60	15.0
61 - 90	8.4
91 - 180	20.2
> 180	0.3

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2019
Certificates of Deposit	29.5%
Commercial Paper	35.7%
U.S. Treasury Debt	0.3%
U.S. Government Agency Debt	2.5%
Non-Negotiable Time Deposit	7.5%
Other Instruments	0.8%
Repurchase Agreements	24.8%
Net Other Assets (Liabilities)*	(1.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

9/30/19
Class I	1.99%
Class II	1.85%
Class III	1.75%
Select Class	1.95%
Institutional Class	2.03%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2019, the most recent period shown in the table, would have been 1.95% for Class I, 1.80% for Class II, 1.70% for Class III, 1.90% for Select Class, and 1.98% for Institutional Class.

Money Market Portfolio

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 29.5%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.4%
First Republic Bank (CD)
10/7/19	2.05%	$130,000	$130,000
State Street Bank & Trust Co., Boston
11/21/19	2.05 (b)(c)	133,000	133,000
			263,000
London Branch, Eurodollar, Foreign Banks - 12.7%
CIC London Branch
11/12/19 to 1/27/20	2.16 to 2.36	749,000	744,755
Commonwealth Bank of Australia London Branch
2/28/20 to 3/10/20	2.00	308,000	308,000
DZ Bank AG London Branch
10/11/19 to 1/30/20	2.09 to 2.40	3,395,000	3,381,689
KBC Bank NV London
11/29/19 to 12/30/19	2.10 to 2.15	956,000	951,833
Mitsubishi UFJ Trust & Banking Corp.
10/18/19 to 2/7/20	2.17 to 2.41	962,500	958,669
Mizuho Bank Ltd. London Branch
10/31/19 to 1/16/20	2.15 to 2.35	1,389,000	1,382,882
Sumitomo Mitsui Trust Bank Ltd. London Branch
11/15/19 to 2/7/20	2.15 to 2.23	911,000	906,818
			8,634,646
New York Branch, Yankee Dollar, Foreign Banks - 16.4%
Bank of Montreal
11/22/19 to 4/17/20	2.14 to 2.24 (b)(c)	1,649,500	1,649,500
Bank of Nova Scotia
10/15/19 to 3/16/20	1.99 to 2.38 (b)	1,727,000	1,727,000
Credit Agricole CIB
10/4/19 to 12/12/19	2.10 to 2.32	1,636,000	1,636,000
Landesbank Baden-Wuerttemberg New York Branch
10/1/19	1.96	576,000	576,000
Mitsubishi UFJ Trust & Banking Corp.
10/16/19 to 1/14/20	2.11 to 2.38	844,650	844,650
Mizuho Corporate Bank Ltd.
10/15/19 to 1/31/20	2.12 to 2.32 (b)	1,492,000	1,492,000
Sumitomo Mitsui Banking Corp.
10/3/19 to 1/21/20	2.10 to 2.79 (b)	2,162,750	2,162,750
Sumitomo Mitsui Trust Bank Ltd.
11/18/19 to 1/23/20	2.11 to 2.30	446,000	446,000
Toronto-Dominion Bank
1/13/20 to 3/11/20	2.00 to 2.30	569,000	569,000
			11,102,900
TOTAL CERTIFICATE OF DEPOSIT
(Cost $20,000,546)			20,000,546

Financial Company Commercial Paper - 32.8%
Bank of Montreal
12/23/19	2.15	464,000	461,712
Bank of Nova Scotia
11/20/19 to 3/20/20	2.16 to 2.19 (b)(c)	1,227,000	1,227,000
BNP Paribas Fortis
12/5/19	2.10	115,000	114,566
BNP Paribas SA
12/6/19	2.11	232,000	231,107
BPCE SA
10/4/19 to 12/12/19	2.13 to 2.50	2,714,000	2,705,809
Canadian Imperial Bank of Commerce
10/15/19 to 3/19/20	1.99 to 2.62 (b)	2,246,000	2,232,948
Citigroup Global Markets, Inc.
2/10/20	2.03	62,000	61,543
Credit Suisse AG
11/6/19 to 1/27/20	2.07 to 2.35	2,635,000	2,624,907
DNB Bank ASA
10/3/19 to 3/2/20	2.00 to 2.42 (b)	1,908,400	1,898,435
J.P. Morgan Securities, LLC
10/16/19 to 12/2/19	2.16 to 2.34 (b)(c)	812,000	812,000
Mitsubishi UFJ Trust & Banking Corp.
11/1/19 to 1/21/20	2.11 to 2.37	679,250	676,634
Natexis Banques Populaires New York Branch
12/16/19	2.12	274,000	272,785
National Australia Bank Ltd.
11/12/19 to 4/1/20	2.05 to 2.15 (b)	398,000	396,287
National Bank of Canada
11/8/19	2.14 (b)(c)	224,000	224,000
Ontario Teachers' Finance Trust
3/30/20	2.00 (d)	52,000	51,485
Royal Bank of Canada
11/22/19 to 4/15/20	2.14 to 2.21 (b)(c)	1,404,500	1,404,500
Sumitomo Mitsui Trust Bank Ltd.
10/28/19 to 1/10/20	2.12 to 2.32	1,814,000	1,807,840
Svenska Handelsbanken AB
2/12/20 to 3/16/20	2.00 to 2.02	1,382,000	1,370,716
The Toronto-Dominion Bank
10/1/19 to 2/6/20	2.14 to 2.62 (b)	2,660,000	2,659,724
Toyota Motor Credit Corp.
12/11/19 to 2/24/20	2.15 to 2.19 (b)	434,500	432,585
UBS AG London Branch
1/24/20 to 1/29/20	2.38 to 2.38	540,000	535,826
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $22,202,409)			22,202,409

Asset Backed Commercial Paper - 1.6%
Atlantic Asset Securitization Corp. (Liquidity Facility Credit Agricole CIB)

1/13/20	2.14	62,000	61,618
1/21/20	2.15	49,000	48,675
1/22/20	2.15	49,000	48,672
1/23/20	2.15	49,000	48,669
11/12/19	2.16	53,000	52,867
11/19/19	2.15	14,000	13,959
11/25/19	2.15	64,000	63,791
11/26/19	2.15	66,000	65,780
2/3/20	2.15	56,000	55,586
2/7/20	2.15	116,000	115,115
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

1/6/20	2.16	129,000	128,253
12/12/19	2.18	75,000	74,675
12/13/19	2.18	129,000	128,432
Liberty Street Funding LLC (Liquidity Facility Bank of Nova Scotia)

10/3/19	2.46	24,000	23,997
10/7/19	2.46	24,000	23,990
10/9/19	2.35	24,000	23,988
12/11/19	2.12	44,000	43,817
12/20/19	2.12	29,000	28,865
12/20/19	2.12	14,000	13,935
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $1,064,684)			1,064,684

Non-Financial Company Commercial Paper - 1.3%
American Electric Power Co., Inc.
10/8/19 to 10/10/19	2.26 to 2.27	127,750	127,687
Bell Canada
10/11/19	2.25	28,000	27,983
Dominion Energy, Inc.
10/9/19 to 10/16/19	2.25 to 2.25	113,345	113,269
Sempra Global
10/3/19	2.50	25,500	25,496
10/3/19	2.50	20,000	19,997
10/30/19	2.25	21,000	20,962
10/4/19	2.50	37,500	37,492
UnitedHealth Group, Inc.
10/1/19 to 10/4/19	2.13 to 2.25	422,000	421,966
Ventas Realty LP
10/1/19 to 10/18/19	2.27 to 2.28	60,750	60,713
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $855,565)			855,565

U.S. Treasury Debt - 0.3%
U.S. Treasury Obligations - 0.3%
U.S. Treasury Notes
7/31/21
(Cost $192,788)	2.13 (b)(c)	193,000	192,788

Other Instrument - 0.8%
Master Notes - 0.8%
Toyota Motor Credit Corp.
10/7/19
(Cost $567,000)	2.22 (b)(c)(e)	567,000	567,000

U.S. Government Agency Debt - 2.5%
Federal Agencies - 2.5%
Federal Home Loan Bank
11/12/19 to 11/21/19
(Cost $1,729,656)	1.94 to 1.96	1,734,000	1,729,656

Non-Negotiable Time Deposit - 7.5%
Time Deposits - 7.5%
Barclays Bank PLC
10/1/19	2.39	1,915,000	1,915,000
Credit Agricole CIB
10/3/19 to 10/7/19	2.00 to 2.05	1,148,000	1,148,000
Landesbank Hessen-Thuringen London Branch
10/2/19 to 10/3/19	1.98 to 2.05	711,000	711,000
Royal Bank of Canada
10/4/19	2.05	461,000	461,000
Societe Generale
10/3/19	2.00	877,000	877,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $5,112,000)			5,112,000

U.S. Government Agency Repurchase Agreement - 10.4%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
2.36% dated 9/30/19 due 10/1/19 (Collateralized by U.S. Government Obligations) #	$486,960	$486,928
2.38% dated 9/30/19 due 10/1/19 (Collateralized by U.S. Government Obligations) #	4,333,686	4,333,400
With:
Barclays Bank PLC at 2%, dated 9/27/19 due 10/2/19 (Collateralized by U.S. Government Obligations valued at $427,474,974, 3.50% - 4.50%, 5/20/46 - 6/20/49)	419,116	419,000
Citibank NA at:
2.09%, dated 9/24/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $30,613,258, 0.00% - 2.88%, 7/15/21 - 9/25/34)	30,012	30,000
2.1%, dated 9/24/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $186,964,885, 0.00% - 10.00%, 10/10/19 - 2/15/49)	183,075	183,000
Deutsche Bank AG, New York at 2.39%, dated 9/30/19 due 10/1/19 (Collateralized by Mortgage Loan Obligations valued at $80,345,334, 3.35% - 3.75%, 6/15/24 - 11/15/46)	78,005	78,000
Goldman Sachs & Co. at 2.15%, dated 9/25/19 due 10/2/19 (Collateralized by U.S. Government Obligations valued at $243,867,355, 2.50% - 5.00%, 1/1/26 - 12/20/65)	239,100	239,000
HSBC Securities, Inc. at:
2.05%, dated 9/27/19 due 10/4/19 (Collateralized by U.S. Government Obligations valued at $36,728,364, 3.50% - 4.50%, 1/1/42 - 9/1/49)	36,014	36,000
2.15%, dated 9/25/19 due 10/2/19 (Collateralized by U.S. Government Obligations valued at $199,991,638, 3.46% - 4.50%, 4/1/30 - 8/1/49)	196,082	196,000
ING Financial Markets LLC at 2.1%, dated 9/24/19 due 10/1/19 (Collateralized by U.S. Government Obligations valued at $30,612,495, 3.00% - 5.50%, 11/1/29 - 1/1/49)	30,012	30,000
J.P. Morgan Securities, LLC at 2.15%, dated 9/25/19 due 10/2/19 (Collateralized by U.S. Government Obligations valued at $60,201,565, 4.00%, 2/1/42)	59,025	59,000
Morgan Stanley & Co., LLC at 2.37%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Government Obligations valued at $306,020,192, 0.00% - 7.75%, 2/13/20 - 9/20/49)	300,020	300,000
MUFG Securities (Canada), Ltd. at 2.37%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Government Obligations valued at $18,361,209, 4.00% - 4.50%, 4/1/47 - 11/1/47)	18,001	18,000
Nomura Securities International, Inc. at 2.02%, dated:
9/26/19 due 10/3/19 (Collateralized by U.S. Government Obligations valued at $177,529,793, 0.00% - 9.50%, 11/1/19 - 2/20/66)	174,068	174,000
9/27/19 due 10/4/19 (Collateralized by U.S. Government Obligations valued at $322,392,344, 3.00% - 4.50%, 12/20/47 - 9/1/49)	316,124	316,000
TD Securities (U.S.A.) at 2.38%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Government Obligations valued at $121,388,025, 4.00%, 4/1/47 - 4/1/49)	119,008	119,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $7,017,328)		7,017,328

U.S. Treasury Repurchase Agreement - 8.6%
With:
Barclays Bank PLC at 2.35%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $602,699,516, 2.63% - 2.88%, 7/31/20 - 11/15/46)	590,039	590,000
Commerz Markets LLC at:
2.05%, dated:
9/26/19 due 10/3/19 (Collateralized by U.S. Treasury Obligations valued at $154,063,915, 1.75% - 3.13%, 3/31/22 - 11/15/28)	151,060	151,000
9/27/19 due 10/4/19 (Collateralized by U.S. Treasury Obligations valued at $154,565,214, 2.50% - 2.88%, 2/15/22 - 6/30/25)	151,560	151,500
2.25%, dated 9/25/19 due 10/2/19 (Collateralized by U.S. Treasury Obligations valued at $308,155,521, 1.38% - 3.00%, 11/30/20 - 8/15/27)	302,132	302,000
2.38%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $831,355,036, 1.13% - 3.13%, 11/30/20 - 5/15/29)	815,054	815,000
Credit AG at 2%, dated 9/19/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $111,254,189, 0.00%, 9/10/20)	109,194	109,000
Deutsche Bank AG, New York at:
2.19%, dated 9/25/19 due 10/2/19 (Collateralized by U.S. Treasury Obligations valued at $154,076,227, 2.13%, 3/31/24)	151,064	151,000
2.38%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $411,087,188, 2.63% - 2.75%, 6/15/21 - 5/31/23)	403,027	403,000
Deutsche Bank Securities, Inc. at 2.38%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $13,260,900, 1.38% - 7.25%, 2/15/20 - 8/15/22)	13,001	13,000
Fixed Income Clearing Corp. - BNYM at 2.35%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $153,000,054, 1.13% - 1.88%, 6/30/21 - 1/31/22)	150,010	150,000
HSBC Securities, Inc. at 2.14%, dated 9/25/19 due 10/2/19 (Collateralized by U.S. Treasury Obligations valued at $240,805,897, 1.38% - 2.25%, 4/30/21 - 4/30/24)	236,098	236,000
MUFG Securities (Canada), Ltd. at:
2.05%, dated 9/27/19 due 10/4/19 (Collateralized by U.S. Treasury Obligations valued at $112,225,632, 2.00% - 2.88%, 9/30/23 - 5/31/26)	110,044	110,000
2.07%, dated 9/24/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $57,143,071, 1.63% - 4.50%, 4/30/21 - 8/15/39)	56,023	56,000
2.08%, dated 9/26/19 due 10/3/19 (Collateralized by U.S. Treasury Obligations valued at $27,548,003, 1.38% - 2.88%, 1/31/21 - 5/31/25)	27,011	27,000
MUFG Securities EMEA PLC at:
1.96%, dated 9/24/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $110,274,304, 2.00% - 2.75%, 8/15/21 - 8/15/25)	108,212	108,000
2%, dated 9/24/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $83,740,276, 1.38% - 2.75%, 4/30/23 - 2/15/28)	82,100	82,000
2.04%, dated 9/16/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $50,007,635, 2.00% - 2.63%, 11/15/20 - 8/15/25)	49,089	49,000
2.05%, dated 9/20/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $56,187,160, 2.00%, 5/31/24)	55,097	55,000
2.06%, dated:
9/25/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $115,252,251, 2.00% - 2.25%, 3/31/21 - 7/31/22)	113,091	113,000
9/27/19 due 10/4/19 (Collateralized by U.S. Treasury Obligations valued at $189,585,050, 1.13% - 4.25%, 11/30/20 - 11/15/40)	185,374	185,300
2.08%, dated:
9/25/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $56,160,070, 2.00% - 2.63%, 11/15/20 - 7/31/22)	55,038	55,000
9/27/19 due 10/3/19 (Collateralized by U.S. Treasury Obligations valued at $112,190,216, 2.75% - 2.88%, 8/31/23 - 5/31/25)	110,038	110,000
2.4%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $131,618,143, 1.75% - 2.50%, 6/15/22 - 2/15/46)	129,009	129,000
2.55%, dated 9/30/19 due 10/1/19:
(Collateralized by U.S. Treasury Obligations valued at $143,779,039, 2.25% - 2.88%, 7/31/25 - 2/15/27)	141,010	141,000
(Collateralized by U.S. Treasury Obligations valued at $93,813,640, 2.25% - 2.88%, 8/15/27 - 8/15/28)	92,007	92,000
Nomura Securities International, Inc. at 2%, dated 9/26/19 due 10/3/19 (Collateralized by U.S. Treasury Obligations valued at $772,883,090, 0.00% - 6.88%, 10/8/19 - 11/15/45)	757,294	757,000
RBS Securities, Inc. at 2.38%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $221,354,723, 1.13% - 1.88%, 9/30/21 - 7/31/26)	217,014	217,000
SMBC Nikko Securities America, Inc. at 2.38%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $484,738,978, 1.63% - 2.63%, 3/31/22 - 5/15/26)	475,031	475,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $5,832,800)		5,832,800

Other Repurchase Agreement - 5.8%
Other Repurchase Agreement - 5.8%
With:
Citigroup Global Markets, Inc. at 2.61%, dated:
8/13/19 due 11/12/19 (Collateralized by Corporate Obligations valued at $53,104,034, 2.47% - 7.10%, 1/11/23 - 3/15/39)	49,323	49,000
8/26/19 due 11/25/19 (Collateralized by Municipal Bond Obligations valued at $156,875,869, 0.00% - 7.47%, 7/1/20 - 10/1/57)	147,970	147,000
Credit Suisse Securities (U.S.A.) LLC at 2.4%, dated 9/23/19 due 1/31/20 (Collateralized by Mortgage Loan Obligations valued at $27,614,720, 0.00% - 9.79%, 8/15/21 - 7/25/59)	24,208	24,000
ING Financial Markets LLC at 2.36%, dated 9/3/19 due 10/1/19 (Collateralized by Equity Securities valued at $159,051,441)	147,597	147,000
J.P. Morgan Securities, LLC at:
2.03%, dated 9/27/19 due 10/4/19 (Collateralized by U.S. Government Obligations valued at $252,406,919, 0.00% - 6.00%, 12/25/21 - 7/16/61)	245,097	245,000
2.08%, dated 9/27/19 due 10/7/19 (Collateralized by Equity Securities valued at $1,087,812,254), (b)(c)(f)	1,008,804	1,007,000
2.12%, dated 9/20/19 due 10/7/19 (Collateralized by Corporate Obligations valued at $264,576,934, 2.90% - 10.00%, 3/1/21 - 2/26/55)(b)(c)(f)	245,404	245,000
Mizuho Securities U.S.A., Inc. at:
2.08%, dated 9/24/19 due 10/7/19 (Collateralized by Equity Securities valued at $132,780,041)	123,099	123,000
2.2%, dated 9/23/19 due 10/7/19 (Collateralized by Mortgage Loan Obligations valued at $25,212,320, 4.40%, 3/17/49)	24,021	24,000
Royal Bank of Canada at 2.11%, dated 9/24/19 due 10/7/19 (Collateralized by Corporate Obligations valued at $892,866,173, 1.75% - 3.35%, 4/9/20 - 1/16/25)	851,345	850,000
Societe Generale at:
2.05%, dated 9/30/19 due 10/1/19 (Collateralized by Corporate Obligations valued at $212,750,374, 2.20% - 12.00%, 11/19/19 - 6/5/2115)	197,011	197,000
2.17%, dated 10/1/19 due 11/1/19(g)	147,275	147,000
2.3%, dated 10/1/19 due 11/1/19(g)	147,291	147,000
2.31%, dated 8/30/19 due 10/1/19 (Collateralized by Corporate Obligations valued at $154,666,932, 2.25% - 6.39%, 11/19/19 - 1/15/50)	147,302	147,000
2.42%, dated 8/30/19 due 10/1/19 (Collateralized by Corporate Obligations valued at $158,572,629, 2.90% - 12.00%, 11/15/19 - 2/28/57)	147,316	147,000
Wells Fargo Securities, LLC at:
1.97%, dated 9/30/19 due 10/7/19 (Collateralized by Commercial Paper valued at $76,224,171, 12/5/19 - 12/17/19)	74,028	74,000
2%, dated 9/24/19 due 10/1/19 (Collateralized by Commercial Paper valued at $126,618,185, 11/8/19)	123,048	123,000
2.03%, dated 9/27/19 due 10/4/19 (Collateralized by Equity Securities valued at $132,869,973)	123,049	123,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $3,966,000)		3,966,000
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $68,540,776)		68,540,776
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(762,579)
NET ASSETS - 100%		$67,778,197

Security Type Abbreviations

CP – COMMERCIAL PAPER

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,485,000 or 0.1% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $567,000,000 or 0.8% of net assets.

 (f) The maturity amount is based on the rate at period end.

 (g) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Toyota Motor Credit Corp. 2.22%, 10/7/19	6/3/19	$567,000,000

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$486,928,000 due 10/01/19 at 2.36%
ING Financial Markets LLC	$5,306
JP Morgan Securities LLC	404,474
Mitsubishi UFJ Securities (USA), Inc.	2,588
Sumitomo Mitsui Banking Corp. NY	31,390
Sumitomo Mitsui Banking Corp.	11,185
Wells Fargo Securities LLC	31,985
$486,928
$4,333,400,000 due 10/01/19 at 2.38%
BNY Mellon Capital Markets LLC	$236,525
Citibank NA	119,137
HSBC Securities (USA), Inc.	89,353
ING Financial Markets LLC	55,469
JP Morgan Securities LLC	611,326
Mitsubishi UFJ Securities (USA), Inc.	59,623
Mizuho Securities USA, Inc.	214,447
Nomura Securities International, Inc.	177,515
Sumitomo Mitsui Banking Corp. NY	723,093
Sumitomo Mitsui Banking Corp.	855,660
Wells Fargo Securities LLC	1,191,252
$4,333,400

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $16,816,128) — See accompanying schedule: Unaffiliated issuers (cost $68,540,776)		$68,540,776
Cash		1
Receivable for investments sold		1,136
Receivable for fund shares sold		199,334
Interest receivable		44,483
Prepaid expenses		118
Receivable from investment adviser for expense reductions		2,150
Other receivables		904
Total assets		68,788,902
Liabilities
Payable for investments purchased	$753,622
Payable for fund shares redeemed	235,883
Distributions payable	8,983
Accrued management fee	7,827
Distribution and service plan fees payable	70
Other affiliated payables	2,511
Other payables and accrued expenses	1,809
Total liabilities		1,010,705
Net Assets		$67,778,197
Net Assets consist of:
Paid in capital		$67,778,105
Total accumulated earnings (loss)		92
Net Assets		$67,778,197
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($25,716,931 ÷ 25,709,518 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($505,150 ÷ 505,054 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($27,357 ÷ 27,363 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($42,202 ÷ 42,195 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($41,486,557 ÷ 41,473,366 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2019 (Unaudited)
Investment Income
Interest (including $255 from affiliated interfund lending)		$766,831
Expenses
Management fee	$42,976
Transfer agent fees	12,830
Distribution and service plan fees	400
Accounting fees and expenses	1,063
Custodian fees and expenses	233
Independent trustees' fees and expenses	118
Registration fees	1,432
Audit	24
Legal	25
Interest	765
Miscellaneous	100
Total expenses before reductions	59,966
Expense reductions	(10,868)
Total expenses after reductions		49,098
Net investment income (loss)		717,733
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		16
Total net realized gain (loss)		16
Net increase in net assets resulting from operations		$717,749

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$717,733	$909,119
Net realized gain (loss)	16	339
Net increase in net assets resulting from operations	717,749	909,458
Distributions to shareholders	(716,542)	(910,234)
Share transactions - net increase (decrease)	12,201,369	26,901,641
Total increase (decrease) in net assets	12,202,576	26,900,865
Net Assets
Beginning of period	55,575,621	28,674,756
End of period	$67,778,197	$55,575,621

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Money Market Portfolio Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.012	.022	.013	.006	.002	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.012	.022	.013	.006	.002	.001
Distributions from net investment income	(.012)	(.022)	(.013)	(.006)	(.002)	(.001)
Total distributions	(.012)	(.022)	(.013)	(.006)	(.002)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	1.17%	2.23%	1.29%	.63%	.18%	.06%
Ratios to Average Net AssetsD
Expenses before reductions	.21%E	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%E	.18%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.18%E	.18%	.18%	.18%	.18%	.18%
Net investment income (loss)	2.31%E	2.25%	1.31%	.56%	.17%	.05%
Supplemental Data
Net assets, end of period (in millions)	$25,717	$22,140	$12,545	$7,631	$19,911	$21,651

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio Class II

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.011	.021	.011	.005	.001	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.011	.021	.011	.005	.001	–A
Distributions from net investment income	(.011)	(.021)	(.011)	(.005)	(.001)	–A
Total distributions	(.011)	(.021)	(.011)	(.005)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	1.09%	2.08%	1.14%	.48%	.06%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.36%E	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%E	.33%	.33%	.33%	.30%	.22%
Expenses net of all reductions	.33%E	.33%	.33%	.33%	.30%	.22%
Net investment income (loss)	2.16%E	2.10%	1.16%	.41%	.06%	.01%
Supplemental Data
Net assets, end of period (in millions)	$505	$368	$68	$14	$76	$95

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio Class III

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.010	.020	.010	.004	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.010	.020	.010	.004	–A	–A
Distributions from net investment income	(.010)	(.020)	(.010)	(.004)	–A	–A
Total distributions	(.010)	(.020)	(.010)	(.004)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	1.04%	1.98%	1.04%	.38%	.03%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.46%E	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%E	.43%	.43%	.43%	.32%	.23%
Expenses net of all reductions	.43%E	.43%	.43%	.43%	.32%	.23%
Net investment income (loss)	2.06%E	2.00%	1.06%	.31%	.03%	.01%
Supplemental Data
Net assets, end of period (in millions)	$27	$33	$132	$91	$1,129	$1,454

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio Select Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.011	.022	.012	.006	.001	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.011	.022	.012	.006	.001	–A
Distributions from net investment income	(.011)	(.022)	(.012)	(.006)	(.001)	–A
Total distributions	(.011)	(.022)	(.012)	(.006)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	1.14%	2.18%	1.24%	.58%	.13%	.02%
Ratios to Average Net AssetsD
Expenses before reductions	.26%E	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%E	.23%	.23%	.23%	.23%	.22%
Expenses net of all reductions	.23%E	.23%	.23%	.23%	.23%	.22%
Net investment income (loss)	2.26%E	2.20%	1.26%	.51%	.12%	.01%
Supplemental Data
Net assets, end of period (in millions)	$42	$33	$16	$12	$224	$407

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio Institutional Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.012	.022	.013	.007	.002	.001
Net realized and unrealized gain (loss)	–A	.001	–A	–A	–A	–A
Total from investment operations	.012	.023	.013	.007	.002	.001
Distributions from net investment income	(.012)	(.023)	(.013)	(.007)	(.002)	(.001)
Total distributions	(.012)	(.023)	(.013)	(.007)	(.002)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	1.19%	2.28%	1.33%	.67%	.22%	.10%
Ratios to Average Net AssetsD
Expenses before reductions	.18%E	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%E	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.14%E	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	2.35%E	2.29%	1.35%	.60%	.21%	.09%
Supplemental Data
Net assets, end of period (in millions)	$41,487	$33,002	$15,913	$10,043	$21,863	$36,919

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of September 30, 2019

Days	% of fund's investments 9/30/19
1 - 7	44.4
8 - 30	12.6
31 - 60	13.4
61 - 90	9.7
91 - 180	19.5
> 180	0.4

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2019
Certificates of Deposit	22.5%
Commercial Paper	30.8%
Variable Rate Demand Notes (VRDNs)	0.3%
U.S. Treasury Debt	4.2%
U.S. Government Agency Debt	2.8%
Non-Negotiable Time Deposit	14.0%
Other Instruments	1.0%
Repurchase Agreements	24.2%
Net Other Assets (Liabilities)	0.2%

Current 7-Day Yields

9/30/19
Class I	1.95%
Class II	1.80%
Class III	1.70%
Class IV	1.44%
Select Class	1.90%
Institutional Class	1.99%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2019, the most recent period shown in the table, would have been 1.92% for Class I, 1.77% for Class II, 1.66% for Class III, 1.43% for Class IV, 1.87% for Select Class, and 1.95% for Institutional Class.

Prime Money Market Portfolio

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 22.5%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.2%
State Street Bank & Trust Co., Boston
11/21/19	2.05 (b)(c)%	$19,000	$19,005
London Branch, Eurodollar, Foreign Banks - 9.8%
CIC London Branch
11/12/19	2.36	34,000	33,920
Commonwealth Bank of Australia London Branch
2/28/20 to 3/10/20	2.00	45,000	44,998
DZ Bank AG London Branch
10/15/19 to 1/30/20	2.09 to 2.40	358,000	356,221
KBC Bank NV London
11/29/19 to 12/30/19	2.10 to 2.15	134,000	133,402
Mitsubishi UFJ Trust & Banking Corp.
11/14/19 to 2/7/20	2.18 to 2.23	79,000	78,552
Mizuho Bank Ltd. London Branch
12/2/19 to 1/16/20	2.15 to 2.32	137,000	136,327
Sumitomo Mitsui Trust Bank Ltd. London Branch
11/15/19 to 1/17/20	2.15 to 2.23	80,000	79,798
			863,218
New York Branch, Yankee Dollar, Foreign Banks - 12.5%
Bank of Montreal
11/25/19 to 3/9/20	2.14 to 2.17 (b)(c)	96,500	96,479
Bank of Nova Scotia
10/15/19 to 3/16/20	2.02 to 2.38 (b)	292,000	292,003
Credit Agricole CIB
11/6/19 to 12/12/19	2.10 to 2.32	146,000	146,016
Mitsubishi UFJ Trust & Banking Corp.
12/5/19 to 1/14/20	2.11 to 2.14	50,250	50,249
Mizuho Corporate Bank Ltd.
10/15/19	2.12 (b)(c)	29,000	28,999
Sumitomo Mitsui Banking Corp.
10/3/19 to 1/21/20	2.10 to 2.79 (b)	247,000	247,017
Sumitomo Mitsui Trust Bank Ltd.
1/21/20 to 1/23/20	2.11	127,000	126,995
Toronto-Dominion Bank
1/13/20 to 3/11/20	2.00 to 2.30	110,000	110,062
			1,097,820
TOTAL CERTIFICATE OF DEPOSIT
(Cost $1,979,889)			1,980,043

Financial Company Commercial Paper - 28.8%
Bank of Montreal
12/23/19	2.15	65,000	64,685
Bank of Nova Scotia
11/20/19 to 3/20/20	2.16 to 2.19 (b)(c)	167,000	166,965
BNP Paribas Fortis
12/5/19	2.10	16,000	15,939
BNP Paribas SA
12/6/19	2.11	33,000	32,873
BPCE SA
10/4/19 to 12/12/19	2.13 to 2.50	407,000	405,806
Canadian Imperial Bank of Commerce
10/18/19 to 3/19/20	1.99 to 2.62	246,700	244,815
Citigroup Global Markets, Inc.
2/10/20	2.03	9,000	8,936
Credit Suisse AG
11/14/19 to 1/10/20	2.07 to 2.35	197,000	196,188
DNB Bank ASA
10/4/19 to 3/2/20	2.00 to 2.42	161,000	159,942
J.P. Morgan Securities, LLC
10/16/19 to 12/2/19	2.16 to 2.34 (b)(c)	133,000	133,002
Mitsubishi UFJ Trust & Banking Corp.
11/4/19 to 1/21/20	2.11 to 2.21	49,000	48,726
Natexis Banques Populaires New York Branch
12/16/19	2.12	42,000	41,811
National Australia Bank Ltd.
11/12/19 to 4/1/20	2.05 to 2.15 (b)	60,000	59,772
National Bank of Canada
11/8/19	2.14 (b)(c)	37,000	36,999
Ontario Teachers' Finance Trust
1/6/20 to 5/1/20	1.99 to 2.04 (d)	65,000	64,564
Royal Bank of Canada
3/9/20 to 4/15/20	2.17 to 2.21 (b)(c)	103,000	102,959
Sumitomo Mitsui Trust Bank Ltd.
10/28/19 to 1/10/20	2.12 to 2.32	166,000	165,278
Svenska Handelsbanken AB
2/12/20 to 3/16/20	2.00 to 2.02	203,000	201,317
The Toronto-Dominion Bank
10/15/19 to 2/6/20	2.14 to 2.62 (b)	328,600	328,565
Toyota Motor Credit Corp.
12/11/19 to 12/12/19	2.15(b)(c)	35,000	35,000
UBS AG London Branch
1/24/20	2.38	26,000	25,834
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $2,539,943)			2,539,976

Asset Backed Commercial Paper - 1.3%
Atlantic Asset Securitization Corp. (Liquidity Facility Credit Agricole CIB)

11/12/19	2.16	7,000	6,983
11/19/19	2.15	2,000	1,994
11/25/19	2.15	9,000	8,971
11/26/19	2.15	9,000	8,970
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

1/6/20	2.16	19,000	18,887
12/12/19	2.18	11,000	10,953
12/13/19	2.18	19,000	18,917
Liberty Street Funding LLC (Liquidity Facility Bank of Nova Scotia)

10/2/19	2.44	20,000	19,998
10/3/19	2.46	4,000	3,999
10/7/19	2.46	4,000	3,998
12/5/19	2.12	10,000	9,962
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $113,633)			113,632

Non-Financial Company Commercial Paper - 0.7%
UnitedHealth Group, Inc.
10/1/19 to 10/3/19
(Cost $63,695)	2.13 to 2.25	63,700	63,691

U.S. Treasury Debt - 4.2%
U.S. Treasury Obligations - 4.2%
U.S. Treasury Bills
11/19/19	1.96	270,000	269,349
U.S. Treasury Notes
7/31/21	2.13 (b)(c)	100,000	99,913
TOTAL U.S. TREASURY DEBT
(Cost $369,173)			369,262

Other Instrument - 1.0%
Master Notes - 1.0%
Toyota Motor Credit Corp.
10/7/19
(Cost $87,000)	2.22 (b)(c)(e)	87,000	87,000

Variable Rate Demand Note - 0.3%
Florida - 0.3%
Florida Timber Fin. III LLC Taxable, LOC Wells Fargo Bank NA, VRDN
10/7/19
(Cost $25,155)	2.10 (b)	25,155	25,155

U.S. Government Agency Debt - 2.8%
Federal Agencies - 2.8%
Federal Home Loan Bank
11/12/19 to 11/21/19
(Cost $242,392)	1.94 to 1.96	243,000	242,409

Non-Negotiable Time Deposit - 14.0%
Time Deposits - 14.0%
Abn Amro Bank NV(TD)
10/1/19	2.00	360,000	360,000
Barclays Bank PLC
10/1/19	2.39	254,000	254,000
Credit Agricole CIB
10/1/19 to 10/7/19	2.00 to 2.05	291,000	290,999
Landesbank Hessen-Thuringen London Branch
10/2/19 to 10/3/19	1.98 to 2.05	99,000	99,000
Royal Bank of Canada
10/4/19	2.05	102,000	102,000
Societe Generale
10/3/19	2.00	123,000	123,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $1,229,000)			1,228,999

U.S. Government Agency Repurchase Agreement - 12.5%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
2.06% dated 9/30/19 due 10/1/19 (Collateralized by U.S. Government Obligations) #	$474,007	$473,980
2.39% dated 9/30/19 due 10/1/19 (Collateralized by U.S. Government Obligations) #	356,831	356,807
With:
Barclays Bank PLC at 2%, dated 9/27/19 due 10/2/19 (Collateralized by U.S. Government Obligations valued at $60,193,374, 3.50%, 7/20/47)	59,016	59,000
BNP Paribas, SA at 2.04%, dated 8/27/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $21,659,019, 0.00% - 3.50%, 11/7/19 - 5/15/48)	21,074	21,000
BofA Securities, Inc. at 1.95%, dated 9/30/19 due 10/7/19 (Collateralized by U.S. Government Obligations valued at $20,401,105, 4.00%, 6/20/47)	20,033	20,000
Citibank NA at:
2.09%, dated 9/24/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $4,081,819, 0.63% - 2.88%, 1/31/20 - 9/25/34)	4,002	4,000
2.1%, dated 9/24/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $25,510,413, 0.00% - 7.00%, 3/12/20 - 10/1/39)	25,010	25,000
Deutsche Bank AG, New York at 2.39%, dated 9/30/19 due 10/1/19 (Collateralized by Mortgage Loan Obligations valued at $10,300,684, 3.75%, 11/15/46)	10,001	10,000
Goldman Sachs & Co. at 2.15%, dated 9/25/19 due 10/2/19 (Collateralized by U.S. Government Obligations valued at $33,672,062, 3.00% - 5.50%, 7/15/36 - 10/1/49)	33,014	33,000
HSBC Securities, Inc. at:
2.05%, dated 9/27/19 due 10/4/19 (Collateralized by U.S. Government Obligations valued at $5,101,162, 3.50%, 6/1/32)	5,002	5,000
2.15%, dated 9/25/19 due 10/2/19 (Collateralized by U.S. Government Obligations valued at $27,549,869, 3.50%, 6/1/49)	27,011	27,000
ING Financial Markets LLC at 2.1%, dated 9/24/19 due 10/1/19 (Collateralized by U.S. Government Obligations valued at $4,081,666, 4.00%, 7/1/33)	4,002	4,000
J.P. Morgan Securities, LLC at 2.15%, dated 9/25/19 due 10/2/19 (Collateralized by U.S. Government Obligations valued at $8,162,925, 3.50%, 10/1/49)	8,003	8,000
Morgan Stanley & Co., LLC at 2.37%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Government Obligations valued at $40,802,739, 0.00% - 8.00%, 10/15/19 - 9/20/49)	40,003	40,000
MUFG Securities (Canada), Ltd. at 2.37%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Government Obligations valued at $2,040,408, 4.50%, 11/1/47)	2,000	2,000
TD Securities (U.S.A.) at 2.38%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Government Obligations valued at $16,321,079, 4.00%, 7/1/48)	16,001	16,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $1,104,787)		1,104,787

U.S. Treasury Repurchase Agreement - 4.9%
With:
BMO Harris Bank NA at 2.1%, dated 8/28/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $9,357,764, 2.25% - 3.63%, 8/15/27 - 8/15/48)	9,018	9,000
BNP Paribas, SA at 2.03%, dated:
8/26/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $28,700,035, 0.00% - 8.13%, 12/5/19 - 2/15/48)	28,095	28,000
8/27/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $19,608,175, 2.13% - 4.75%, 7/31/24 - 11/15/48)	19,066	19,000
Credit AG at:
2%, dated 9/19/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $16,491,080, 3.00%, 11/15/44)	16,028	16,000
2.02%, dated 9/16/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $12,370,497, 3.00%, 11/15/44)	12,020	12,000
Deutsche Bank AG, New York at 2.38%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $54,063,659, 2.13%, 3/31/24)	53,004	53,000
Deutsche Bank Securities, Inc. at 2.38%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $2,040,223, 7.88%, 2/15/21)	2,000	2,000
HSBC Securities, Inc. at 2.14%, dated 9/25/19 due 10/2/19 (Collateralized by U.S. Treasury Obligations valued at $33,672,020, 1.88%, 12/15/20)	33,014	33,000
MUFG Securities (Canada), Ltd. at:
2.05%, dated 9/27/19 due 10/4/19 (Collateralized by U.S. Treasury Obligations valued at $15,303,540, 1.63%, 5/15/26)	15,006	15,000
2.07%, dated 9/24/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $8,163,307, 1.50% - 2.75%, 4/30/21 - 8/15/26)	8,003	8,000
2.08%, dated 9/26/19 due 10/3/19 (Collateralized by U.S. Treasury Obligations valued at $4,081,210, 2.75%, 8/31/23)	4,002	4,000
MUFG Securities EMEA PLC at:
1.96%, dated 9/24/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $15,326,129, 2.13%, 8/15/21)	15,029	15,000
2%, dated 9/24/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $11,225,045, 1.38% - 2.00%, 3/31/20 - 4/30/23)	11,013	11,000
2.04%, dated 9/16/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $7,225,679, 2.00%, 7/31/22 - 8/15/25)	7,013	7,000
2.05%, dated 9/20/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $8,207,720, 2.00%, 5/31/24)	8,014	8,000
2.06%, dated:
9/4/19 due 10/4/19 (Collateralized by U.S. Treasury Obligations valued at $13,414,771, 2.00% - 2.13%, 7/31/22 - 5/15/25)	13,022	13,000
9/25/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $16,323,299, 2.00% - 2.25%, 3/31/21 - 7/31/22)	16,013	16,000
9/27/19 due 10/4/19 (Collateralized by U.S. Treasury Obligations valued at $26,574,791, 1.50% - 2.00%, 1/31/22 - 6/30/24)	26,010	26,000
2.08%, dated:
9/25/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $8,171,734, 2.00% - 2.13%, 8/15/21 - 7/31/22)	8,006	8,000
9/27/19 due 10/3/19 (Collateralized by U.S. Treasury Obligations valued at $15,341,750, 2.75%, 8/31/23)	15,005	15,000
2.4%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $17,418,609, 2.50%, 1/15/22 - 2/15/46)	17,001	17,000
2.55%, dated 9/30/19 due 10/1/19
(Collateralized by U.S. Treasury Obligations valued at $20,425,495, 2.88%, 7/31/25)	20,001	20,000
(Collateralized by U.S. Treasury Obligations valued at $13,276,350, 2.25%, 8/15/27)	13,001	13,000
Natixis SA at 2.11%, dated 8/8/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $19,441,339, 1.50% - 8.13%, 3/31/21 - 11/15/26)	19,068	19,000
RBC Dominion Securities at 2.14%, dated 9/25/19 due 10/2/19 (Collateralized by U.S. Treasury Obligations valued at $19,386,970, 0.00% - 2.88%, 12/5/19 - 5/31/24)	19,008	19,000
RBS Securities, Inc. at 2.38%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $29,582,042, 0.00%, 5/21/20)	29,002	29,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $435,000)		435,000

Other Repurchase Agreement - 6.8%
Other Repurchase Agreement - 6.8%
With:
Citigroup Global Markets, Inc. at 2.61%, dated:
8/13/19 due 11/12/19 (Collateralized by Corporate Obligations valued at $7,593,518, 3.76% - 4.15%, 7/5/33 - 5/24/34)	7,046	7,000
8/26/19 due 11/25/19 (Collateralized by Commercial Paper valued at $20,653,767, 10/4/19 - 12/30/19)	20,132	20,000
Credit Suisse Securities (U.S.A.) LLC at 2.4%, dated 9/23/19 due 1/31/20 (Collateralized by Mortgage Loan Obligations valued at $4,602,453, 0.00%, 10/29/46)	4,035	4,000
ING Financial Markets LLC at 2.36%, dated 9/3/19 due 10/1/19 (Collateralized by Equity Securities valued at $21,639,659)	20,081	20,000
J.P. Morgan Securities, LLC at:
2.03%, dated 9/27/19 due 10/4/19 (Collateralized by U.S. Government Obligations valued at $35,027,899, 0.00% - 6.21%, 8/25/22 - 5/25/58)	34,013	34,000
2.08%, dated 9/27/19 due 10/7/19 (Collateralized by Equity Securities valued at $150,154,820)(b)(c)(f)	139,080	139,000
2.12%, dated 9/20/19 due 10/7/19 (Collateralized by Corporate Obligations valued at $37,643,968, 2.90% - 11.50%, 11/1/25 - 3/1/50)(b)(c)(f)	35,035	35,000
Mizuho Securities U.S.A., Inc. at:
2.08%, dated 9/24/19 due 10/7/19 (Collateralized by Equity Securities valued at $18,367,527)	17,014	17,000
2.2%, dated 9/23/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $3,061,507, 2.75%, 4/30/23 - 2/15/24)	3,003	3,000
Royal Bank of Canada at 2.11%, dated 9/24/19 due 10/7/19 (Collateralized by Corporate Obligations valued at $178,573,235, 1.85% - 3.45%, 4/14/21 - 12/4/23)	170,269	170,000
Societe Generale at:
2.05%, dated 9/30/19 due 10/1/19 (Collateralized by Corporate Obligations valued at $28,045,097, 3.75% - 10.75%, 2/15/21 - 6/15/47)	26,001	26,000
2.17%, dated 10/1/19 due 11/1/19(g)	20,037	20,000
2.3%, dated 10/1/19 due 11/1/19(g)	20,040	20,000
2.31%, dated 8/30/19 due 10/1/19 (Collateralized by Corporate Obligations valued at $21,043,121, 2.45% - 4.63%, 11/21/19 - 2/24/28)	20,041	20,000
2.42%, dated 8/30/19 due 10/1/19 (Collateralized by Corporate Obligations valued at $21,646,464, 4.50% - 12.00%, 10/1/20 - 3/15/33)	20,043	20,000
Wells Fargo Securities, LLC at:
1.97%, dated 9/30/19 due 10/7/19 (Collateralized by Commercial Paper valued at $10,300,565, 12/5/19)	10,004	10,000
2%, dated 9/24/19 due 10/1/19 (Collateralized by Commercial Paper valued at $17,516,810, 11/4/19 - 11/7/19)	17,007	17,000
2.03%, dated 9/27/19 due 10/4/19 (Collateralized by Equity Securities valued at $18,364,150)	17,007	17,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $599,000)		599,000
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $8,788,667)		8,788,954
NET OTHER ASSETS (LIABILITIES) - 0.2%		14,540
NET ASSETS - 100%		$8,803,494

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $64,564,000 or 0.7% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $87,000,000 or 1.0% of net assets.

 (f) The maturity amount is based on the rate at period end.

 (g) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Toyota Motor Credit Corp. 2.22%, 10/7/19	6/3/19	$87,000,000

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$473,980,000 due 10/01/19 at 2.06%
BofA Securities, Inc.	$4,852
Citigroup Global Markets, Inc.	6,654
ING Financial Markets LLC	704
JP Morgan Securities LLC	89,205
Mitsubishi UFJ Securities (USA), Inc.	344
Nomura Securities International, Inc.	7,951
RBC Dominion Securities, Inc.	31,958
Sumitomo Mitsui Banking Corp. NY	326,582
Sumitomo Mitsui Banking Corp.	1,485
Wells Fargo Securities LLC	4,245
$473,980
$356,807,000 due 10/01/19 at 2.39%
Citibank NA	$15,813
HSBC Securities (USA), Inc.	11,860
JP Morgan Securities LLC	39,624
Mizuho Securities USA, Inc.	28,463
Nomura Securities International, Inc.	23,561
Sumitomo Mitsui Banking Corp.	79,373
Wells Fargo Securities LLC	158,113
$356,807

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $2,138,787) — See accompanying schedule: Unaffiliated issuers (cost $8,788,667)		$8,788,954
Receivable for investments sold		76,070
Interest receivable		5,573
Prepaid expenses		19
Receivable from investment adviser for expense reductions		332
Other receivables		424
Total assets		8,871,372
Liabilities
Payable for investments purchased	$61,773
Distributions payable	4,162
Accrued management fee	1,118
Distribution and service plan fees payable	5
Other affiliated payables	317
Other payables and accrued expenses	503
Total liabilities		67,878
Net Assets		$8,803,494
Net Assets consist of:
Paid in capital		$8,803,174
Total accumulated earnings (loss)		320
Net Assets		$8,803,494
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($479,233.113 ÷ 479,057.840 shares)		$1.0004
Class II:
Net Asset Value, offering price and redemption price per share ($19,077.311 ÷ 19,072.027 shares)		$1.0003
Class III:
Net Asset Value, offering price and redemption price per share ($13,194.354 ÷ 13,190.286 shares)		$1.0003
Class IV:
Net Asset Value, offering price and redemption price per share ($20.707 ÷ 20.684 shares)		$1.0011
Select Class:
Net Asset Value, offering price and redemption price per share ($12,722.638 ÷ 12,717.193 shares)		$1.0004
Institutional Class:
Net Asset Value, offering price and redemption price per share ($8,279,245.406 ÷ 8,276,977.329 shares)		$1.0003

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2019 (Unaudited)
Investment Income
Interest		$115,534
Expenses
Management fee	$6,520
Transfer agent fees	1,484
Distribution and service plan fees	29
Accounting fees and expenses	384
Custodian fees and expenses	60
Independent trustees' fees and expenses	19
Registration fees	63
Audit	24
Legal	5
Miscellaneous	26
Total expenses before reductions	8,614
Expense reductions	(1,939)
Total expenses after reductions		6,675
Net investment income (loss)		108,859
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		34
Total net realized gain (loss)		34
Change in net unrealized appreciation (depreciation) on investment securities		(638)
Net increase in net assets resulting from operations		$108,255

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$108,859	$229,631
Net realized gain (loss)	34	200
Change in net unrealized appreciation (depreciation)	(638)	1,399
Net increase in net assets resulting from operations	108,255	231,230
Distributions to shareholders	(108,621)	(229,870)
Share transactions - net increase (decrease)	(93,809)	(2,804,232)
Total increase (decrease) in net assets	(94,175)	(2,802,872)
Net Assets
Beginning of period	8,897,669	11,700,541
End of period	$8,803,494	$8,897,669

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Prime Money Market Portfolio Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017 A	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.0004	$1.0003	$1.0005	$1.0000	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0115	.0215	.0122	.0056	.002	–B
Net realized and unrealized gain (loss)	–B	.0001	(.0002)	.0007	–B	–B
Total from investment operations	.0115	.0216	.0120	.0063	.002	–B
Distributions from net investment income	(.0115)	(.0215)	(.0122)	(.0056)	(.002)	–B
Distributions from net realized gain	–	–	–	(.0002)	–	–
Total distributions	(.0115)	(.0215)	(.0122)	(.0058)	(.002)	–B
Net asset value, end of period	$1.0004	$1.0004	$1.0003	$1.0005	$1.00	$1.00
Total ReturnC,D	1.16%	2.19%	1.21%	.64%	.17%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.21%F	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%F	.18%	.18%	.18%	.18%	.19%
Expenses net of all reductions	.18%F	.18%	.18%	.18%	.18%	.19%
Net investment income (loss)	2.30%F	2.14%	1.24%	.45%	.18%	.01%
Supplemental Data
Net assets, end of period (in millions)	$479	$623	$714	$866	$9,638	$6,236

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio Class II

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017 A	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.0003	$1.0002	$1.0004	$1.0000	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0108	.0200	.0107	.0041	.001	–B
Net realized and unrealized gain (loss)	(.0001)	.0001	(.0002)	.0008	–B	–B
Total from investment operations	.0107	.0201	.0105	.0049	.001	–B
Distributions from net investment income	(.0107)	(.0200)	(.0107)	(.0041)	(.001)	–B
Distributions from net realized gain	–	–	–	(.0004)	–	–
Total distributions	(.0107)	(.0200)	(.0107)	(.0045)	(.001)	–B
Net asset value, end of period	$1.0003	$1.0003	$1.0002	$1.0004	$1.00	$1.00
Total ReturnC,D	1.08%	2.03%	1.06%	.49%	.06%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.36%F	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%F	.33%	.33%	.33%	.28%	.20%
Expenses net of all reductions	.33%F	.33%	.33%	.33%	.28%	.20%
Net investment income (loss)	2.15%F	1.99%	1.09%	.30%	.09%	.01%
Supplemental Data
Net assets, end of period (in millions)	$19	$10	$39	$28	$245	$454

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio Class III

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017 A	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.0004	$1.0003	$1.0004	$1.0000	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0103	.0190	.0097	.0031	–B	–B
Net realized and unrealized gain (loss)	(.0002)	.0001	(.0001)	.0006	–B	–B
Total from investment operations	.0101	.0191	.0096	.0037	–B	–B
Distributions from net investment income	(.0102)	(.0190)	(.0097)	(.0031)	–B	–B
Distributions from net realized gain	–	–	–	(.0002)	–	–
Total distributions	(.0102)	(.0190)	(.0097)	(.0033)	–B	–B
Net asset value, end of period	$1.0003	$1.0004	$1.0003	$1.0004	$1.00	$1.00
Total ReturnC,D	1.02%	1.93%	.97%	.37%	.04%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.46%F	.46%	.46%	.45%	.46%	.46%
Expenses net of fee waivers, if any	.43%F	.43%	.43%	.43%	.31%	.20%
Expenses net of all reductions	.43%F	.43%	.43%	.43%	.31%	.20%
Net investment income (loss)	2.05%F	1.89%	.99%	.20%	.06%	.01%
Supplemental Data
Net assets, end of period (in millions)	$13	$13	$8	$8	$894	$1,011

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio Class IV

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017 A	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.0012	$1.0010	$1.0012	$1.0000	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0091	.0166	.0071	.0009	–B	–B
Net realized and unrealized gain (loss)	(.0002)	.0002	(.0002)	.0012	–B	–B
Total from investment operations	.0089	.0168	.0069	.0021	–B	–B
Distributions from net investment income	(.0090)	(.0166)	(.0071)	(.0009)	–B	–B
Total distributions	(.0090)	(.0166)	(.0071)	(.0009)	–B	–B
Net asset value, end of period	$1.0011	$1.0012	$1.0010	$1.0012	$1.00	$1.00
Total ReturnC,D	.89%	1.68%	.71%	.21%	.01%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.71%F	.71%	.71%	.70%	.71%	.71%
Expenses net of fee waivers, if any	.68%F	.68%	.68%	.58%	.33%	.20%
Expenses net of all reductions	.68%F	.68%	.68%	.58%	.33%	.20%
Net investment income (loss)	1.81%F	1.64%	.74%	.05%	.03%	.01%
Supplemental Data
Net assets, end of period (in millions)	$–G	$–G	$–G	$–G	$184	$207

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount represents less than $500,000.

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio Select Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017 A	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.0005	$1.0004	$1.0006	$1.0000	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0113	.0210	.0117	.0051	.001	–B
Net realized and unrealized gain (loss)	(.0001)	.0001	(.0002)	.0007	–B	–B
Total from investment operations	.0112	.0211	.0115	.0058	.001	–B
Distributions from net investment income	(.0113)	(.0210)	(.0117)	(.0051)	(.001)	–B
Distributions from net realized gain	–	–	–	–B	–	–
Total distributions	(.0113)	(.0210)	(.0117)	(.0052)C	(.001)	–B
Net asset value, end of period	$1.0004	$1.0005	$1.0004	$1.0006	$1.00	$1.00
Total ReturnD,E	1.12%	2.13%	1.16%	.58%	.12%	.01%
Ratios to Average Net AssetsF
Expenses before reductions	.26%G	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%G	.23%	.23%	.23%	.23%	.20%
Expenses net of all reductions	.23%G	.23%	.23%	.23%	.23%	.20%
Net investment income (loss)	2.25%G	2.09%	1.19%	.40%	.13%	.01%
Supplemental Data
Net assets, end of period (in millions)	$13	$13	$31	$28	$771	$1,068

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total distributions of $.0052 per share is comprised of distributions from net investment income of $.00514 and distributions from net realized gain of $.00002 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio Institutional Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017 A	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.0003	$1.0002	$1.0004	$1.0000	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0117	.0219	.0126	.0060	.002	.001
Net realized and unrealized gain (loss)	–B	.0001	(.0002)	.0006	–B	–B
Total from investment operations	.0117	.0220	.0124	.0066	.002	.001
Distributions from net investment income	(.0117)	(.0219)	(.0126)	(.0060)	(.002)	(.001)
Distributions from net realized gain	–	–	–	(.0002)	–	–
Total distributions	(.0117)	(.0219)	(.0126)	(.0062)	(.002)	(.001)
Net asset value, end of period	$1.0003	$1.0003	$1.0002	$1.0004	$1.00	$1.00
Total ReturnC,D	1.17%	2.24%	1.25%	.66%	.21%	.07%
Ratios to Average Net AssetsE
Expenses before reductions	.18%F	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%F	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.14%F	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	2.34%F	2.18%	1.28%	.49%	.22%	.07%
Supplemental Data
Net assets, end of period (in millions)	$8,279	$8,238	$10,909	$9,346	$46,487	$32,529

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Reserves Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of September 30, 2019

Days	% of fund's investments 9/30/19
1 - 7	45.5
8 - 30	12.1
31 - 60	13.6
61 - 90	10.1
91 - 180	18.4
> 180	0.4

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2019
Certificates of Deposit	21.7%
Commercial Paper	33.7%
U.S. Treasury Debt	2.7%
U.S. Government Agency Debt	2.6%
Non-Negotiable Time Deposit	6.6%
Other Instruments	0.9%
Repurchase Agreements	35.2%
Net Other Assets (Liabilities)*	(3.4)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

9/30/19
Class I	1.97%
Class II	1.82%
Class III	1.72%
Select Class	1.92%
Institutional Class	2.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2019, the most recent period shown in the table, would have been 1.91% for Class I, 1.76% for Class II, 1.66% for Class III, 1.86% for Select Class, and 1.95% for Institutional Class.

Prime Reserves Portfolio

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 21.7%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.4%
First Republic Bank (CD)
10/7/19	2.05%	$16,000	$16,000
State Street Bank & Trust Co., Boston
11/21/19	2.05 (b)(c)	17,000	17,004
			33,004
London Branch, Eurodollar, Foreign Banks - 10.5%
CIC London Branch
11/12/19 to 1/27/20	2.16 to 2.36	95,000	94,511
Commonwealth Bank of Australia London Branch
2/28/20 to 3/10/20	2.00	39,000	38,998
DZ Bank AG London Branch
10/29/19 to 1/30/20	2.09 to 2.37	293,000	291,438
KBC Bank NV London
11/29/19 to 12/30/19	2.10 to 2.15	120,000	119,464
Mitsubishi UFJ Trust & Banking Corp.
11/14/19 to 2/7/20	2.17 to 2.23	81,000	80,582
Mizuho Bank Ltd. London Branch
10/31/19 to 1/16/20	2.15 to 2.35	162,000	161,268
Sumitomo Mitsui Trust Bank Ltd. London Branch
11/15/19 to 2/7/20	2.15 to 2.23	114,000	113,487
			899,748
New York Branch, Yankee Dollar, Foreign Banks - 10.8%
Bank of Montreal
11/22/19 to 4/17/20	2.14 to 2.21 (b)(c)	128,000	127,975
Bank of Nova Scotia
10/15/19 to 3/16/20	1.99 to 2.38 (b)	236,000	235,994
Credit Agricole CIB
11/6/19 to 12/12/19	2.10 to 2.32	125,000	125,014
Mitsubishi UFJ Trust & Banking Corp.
12/5/19	2.14	24,000	24,000
Mizuho Corporate Bank Ltd.
10/15/19 to 1/31/20	2.12 to 2.32 (b)	140,000	140,021
Sumitomo Mitsui Banking Corp.
10/3/19 to 1/21/20	2.10 to 2.79 (b)	177,000	177,014
Sumitomo Mitsui Trust Bank Ltd.
11/18/19	2.30	39,000	39,012
Toronto-Dominion Bank
3/11/20	2.00	48,500	48,493
			917,523
TOTAL CERTIFICATE OF DEPOSIT
(Cost $1,850,124)			1,850,275

Financial Company Commercial Paper - 30.2%
Bank of Montreal
12/23/19	2.15	59,000	58,714
Bank of Nova Scotia
11/20/19 to 2/18/20	2.16 to 2.18 (b)(c)	145,000	144,976
BNP Paribas Fortis
12/5/19	2.10	15,000	14,943
BNP Paribas SA
12/6/19	2.11	29,000	28,888
BPCE SA
10/4/19 to 12/12/19	2.13 to 2.50	398,000	396,711
Canadian Imperial Bank of Commerce
10/15/19 to 3/19/20	1.99 to 2.62 (b)	290,000	288,366
Citigroup Global Markets, Inc.
2/10/20	2.03	8,000	7,943
Credit Suisse AG
11/6/19 to 1/27/20	2.07 to 2.35	207,000	206,086
DNB Bank ASA
10/3/19 to 3/2/20	2.00 to 2.42 (b)	247,000	245,704
J.P. Morgan Securities, LLC
10/16/19 to 12/2/19	2.16 to 2.34 (b)(c)	107,000	107,002
Mitsubishi UFJ Trust & Banking Corp.
11/4/19 to 1/22/20	2.11 to 2.37	55,000	54,733
Natexis Banques Populaires New York Branch
12/16/19	2.12	25,000	24,887
National Australia Bank Ltd.
11/12/19 to 4/1/20	2.05 to 2.15 (b)	52,000	51,783
National Bank of Canada
11/8/19	2.14 (b)(c)	29,000	28,999
Ontario Teachers' Finance Trust
1/6/20 to 5/1/20	1.99 to 2.04 (d)	56,400	56,017
Royal Bank of Canada
3/9/20 to 4/15/20	2.17 to 2.21 (b)(c)	132,000	131,947
Sumitomo Mitsui Trust Bank Ltd.
10/28/19 to 1/10/20	2.12 to 2.32	177,000	176,369
Svenska Handelsbanken AB
2/12/20 to 3/16/20	2.00 to 2.02	175,000	173,552
The Toronto-Dominion Bank
10/15/19 to 2/6/20	2.14 to 2.62 (b)	279,000	278,977
Toyota Motor Credit Corp.
12/11/19 to 12/12/19	2.15(b)(c)	28,000	28,000
UBS AG London Branch
1/24/20 to 1/29/20	2.38	70,000	69,542
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $2,574,039)			2,574,139

Asset Backed Commercial Paper - 1.6%
Atlantic Asset Securitization Corp. (Liquidity Facility Credit Agricole CIB)

1/21/20	2.15	6,000	5,960
1/22/20	2.15	6,000	5,960
1/23/20	2.15	6,000	5,959
11/12/19	2.16	7,000	6,983
11/19/19	2.15	2,000	1,994
11/25/19	2.15	8,000	7,974
11/26/19	2.15	8,000	7,974
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)
12/12/19	2.18	9,000	8,961
Liberty Street Funding LLC (Liquidity Facility Bank of Nova Scotia)

12/16/19	2.11	23,000	22,897
12/19/19	2.12	14,000	13,935
12/19/19	2.12	14,000	13,935
12/23/19	2.12	28,000	27,864
12/5/19	2.12	9,000	8,965
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $139,363)			139,361

Non-Financial Company Commercial Paper - 1.9%
American Electric Power Co., Inc.
10/1/19 to 10/10/19	2.26 to 2.27	17,000	16,995
Bell Canada
10/11/19	2.25	4,000	3,997
Dominion Energy, Inc.
10/9/19 to 10/16/19	2.25	13,000	12,990
Eversource Energy
10/1/19	2.23	12,000	11,999
Sempra Global
10/1/19	2.30	3,000	3,000
10/29/19	2.25	3,000	2,995
10/3/19	2.50	11,000	10,998
Suncor Energy, Inc.
10/1/19	2.49	17,000	16,999
11/29/19	2.25	8,750	8,718
TransCanada PipeLines Ltd.
10/9/19	2.32	3,250	3,248
Tyson Foods, Inc.
10/7/19	2.22	11,000	10,995
UnitedHealth Group, Inc.
10/1/19 to 10/4/19	2.13 to 2.25	54,600	54,592
Ventas Realty LP
10/1/19 to 10/18/19	2.27 to 2.28	7,000	6,995
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $164,531)			164,521

U.S. Treasury Debt - 2.7%
U.S. Treasury Obligations - 2.7%
U.S. Treasury Bills
11/19/19
(Cost $229,390)	1.96	230,000	229,445

Other Instrument - 0.9%
Master Notes - 0.9%
Toyota Motor Credit Corp.
10/7/19
(Cost $73,000)	2.22 (b)(c)(e)	73,000	73,000

U.S. Government Agency Debt - 2.6%
Federal Agencies - 2.6%
Federal Home Loan Bank
11/12/19 to 11/21/19
(Cost $217,454)	1.94 to 1.96	218,000	217,469

Non-Negotiable Time Deposit - 6.6%
Time Deposits - 6.6%
Barclays Bank PLC
10/1/19	2.39	241,600	241,600
Credit Agricole CIB
10/3/19 to 10/7/19	2.00 to 2.05	145,410	145,410
Landesbank Hessen-Thuringen London Branch
10/2/19 to 10/3/19	1.98 to 2.05	90,000	90,000
Royal Bank of Canada
10/4/19	2.05	87,000	87,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $564,010)			564,010

U.S. Government Agency Repurchase Agreement - 9.3%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 2.38% dated 9/30/19 due 10/1/19 (Collateralized by U.S. Government Obligations) #	$506,380	$506,347
With:
Barclays Bank PLC at 2%, dated 9/27/19 due 10/2/19 (Collateralized by U.S. Government Obligations valued at $54,072,013, 3.50%, 7/20/47 - 10/20/48)	53,015	53,000
BNP Paribas, SA at 2.04%, dated 8/27/19 due 10/7/19 (Collateralized by U.S. Government Obligations valued at $19,456,487, 0.00% - 4.13%, 11/7/19 - 12/20/47)	19,067	19,000
BofA Securities, Inc. at 1.95%, dated 9/30/19 due 10/7/19 (Collateralized by U.S. Government Obligations valued at $19,381,050, 3.00% - 4.00%, 8/1/42 - 12/1/47)	19,031	19,000
Deutsche Bank AG, New York at 2.39%, dated 9/30/19 due 10/1/19 (Collateralized by Mortgage Loan Obligations valued at $10,300,684, 3.75%, 11/15/46)	10,001	10,000
Goldman Sachs & Co. at 2.15%, dated 9/25/19 due 10/2/19 (Collateralized by U.S. Government Obligations valued at $30,610,965, 3.50% - 7.50%, 11/1/31 - 10/20/48)	30,013	30,000
HSBC Securities, Inc. at:
2.05%, dated 9/27/19 due 10/4/19 (Collateralized by U.S. Government Obligations valued at $4,080,930, 3.00% - 4.00%, 7/1/48 - 6/1/49)	4,002	4,000
2.15%, dated 9/25/19 due 10/2/19 (Collateralized by U.S. Government Obligations valued at $25,509,138, 4.00%, 10/1/47 - 12/1/48)	25,010	25,000
J.P. Morgan Securities, LLC at 2.15%, dated 9/25/19 due 10/2/19 (Collateralized by U.S. Government Obligations valued at $8,162,924, 2.97% - 4.00%, 2/1/27 - 9/1/28)	8,003	8,000
Morgan Stanley & Co., LLC at 2.37%, dated 9/30/19 due 10/1/19 (Collateralized by Mortgage Loan Obligations valued at $38,762,552, 0.00% - 9.00%, 6/1/20 - 9/1/49)	38,003	38,000
MUFG Securities (Canada), Ltd. at 2.37%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Government Obligations valued at $2,040,510, 4.50%, 11/1/47)	2,000	2,000
Nomura Securities International, Inc. at 2.02%, dated:
9/26/19 due 10/3/19 (Collateralized by U.S. Government Obligations valued at $22,446,326, 0.00% - 5.50%, 6/18/20 - 4/1/56)	22,009	22,000
9/27/19 due 10/4/19 (Collateralized by U.S. Government Obligations valued at $40,809,158, 2.91% - 4.50%, 2/1/29 - 6/15/59)	40,016	40,000
TD Securities (U.S.A.) at 2.38%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Government Obligations valued at $15,301,012, 4.00%, 7/1/48)	15,001	15,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $791,347)		791,347

U.S. Treasury Repurchase Agreement - 19.8%
With:
Barclays Bank PLC at 2.35%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $132,608,711, 2.75%, 11/30/20)	130,008	130,000
BMO Harris Bank NA at 2.1%, dated 8/28/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $8,201,697, 2.00% - 3.63%, 11/15/21 - 8/15/43)	8,016	8,000
BNP Paribas, SA at 2.03%, dated:
8/26/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $26,820,004, 0.00% - 4.38%, 11/7/19 - 8/15/46)	26,088	26,000
8/27/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $17,374,297, 1.63% - 4.38%, 10/15/21 - 8/15/48)	17,059	17,000
Commerz Markets LLC at:
2.05%, dated:
9/26/19 due 10/3/19 (Collateralized by U.S. Treasury Obligations valued at $19,385,554, 1.75% - 2.75%, 3/31/22 - 2/28/25)	19,008	19,000
9/27/19 due 10/4/19 (Collateralized by U.S. Treasury Obligations valued at $19,384,491, 1.38% - 2.75%, 5/31/21 - 6/30/25)	19,008	19,000
2.25%, dated 9/25/19 due 10/2/19 (Collateralized by U.S. Treasury Obligations valued at $38,774,880, 1.38% - 2.75%, 5/31/21 - 5/15/29)	38,017	38,000
2.38%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $105,066,959, 2.88% - 3.13%, 11/30/23 - 11/15/28)	103,007	103,000
Credit AG at:
2%, dated 9/19/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $14,429,724, 3.00%, 11/15/44)	14,025	14,000
2.02%, dated 9/16/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $10,308,787, 3.00%, 11/15/44)	10,017	10,000
Deutsche Bank AG, New York at:
2.19%, dated 9/25/19 due 10/2/19 (Collateralized by U.S. Treasury Obligations valued at $19,387,093, 2.13%, 3/31/24)	19,008	19,000
2.38%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $52,023,452, 2.13%, 3/31/24)	51,003	51,000
Deutsche Bank Securities, Inc. at 2.38%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $2,040,223, 7.88%, 2/15/21)	2,000	2,000
Fixed Income Clearing Corp. - BNYM at 2.35%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $280,500,009, 0.13% - 1.13%, 4/15/21 - 6/30/21)	275,018	275,000
HSBC Securities, Inc. at 2.14%, dated 9/25/19 due 10/2/19 (Collateralized by U.S. Treasury Obligations valued at $30,610,916, 1.38% - 5.38%, 10/31/19 - 2/15/49)	30,012	30,000
J.P. Morgan Securities, LLC at 2.35%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $125,468,212, 1.13% - 2.88%, 6/30/21 - 5/15/28)	123,008	123,000
MUFG Securities (Canada), Ltd. at:
2.05%, dated 9/27/19 due 10/4/19 (Collateralized by U.S. Treasury Obligations valued at $14,283,273, 1.63% - 2.63%, 12/31/23 - 5/31/26)	14,006	14,000
2.08%, dated 9/26/19 due 10/3/19 (Collateralized by U.S. Treasury Obligations valued at $3,060,928, 2.50% - 3.50%, 3/31/23 - 2/15/39)	3,001	3,000
MUFG Securities EMEA PLC at:
1.96%, dated 9/24/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $14,304,387, 2.13%, 8/15/21)	14,027	14,000
2%, dated 9/24/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $10,201,284, 1.38% - 2.00%, 3/31/20 - 7/31/22)	10,012	10,000
2.04%, dated 9/16/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $6,194,223, 2.00%, 7/31/22 - 8/15/25)	6,011	6,000
2.05%, dated 9/20/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $7,181,768, 2.00%, 5/31/24)	7,012	7,000
2.06%, dated:
9/4/19 due 10/4/19 (Collateralized by U.S. Treasury Obligations valued at $12,387,080, 2.00% - 2.13%, 7/31/22 - 5/15/25)	12,021	12,000
9/25/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $14,284,080, 2.00% - 2.25%, 3/31/21 - 7/31/22)	14,011	14,000
9/27/19 due 10/4/19 (Collateralized by U.S. Treasury Obligations valued at $23,529,588, 2.00%, 6/30/24)	23,009	23,000
2.08%, dated:
9/25/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $7,150,902, 2.00% - 2.13%, 8/15/21 - 7/31/22)	7,005	7,000
9/27/19 due 10/3/19 (Collateralized by U.S. Treasury Obligations valued at $14,318,980, 2.75%, 8/31/23)	14,005	14,000
2.4%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $16,368,372, 2.50%, 1/15/22 - 2/15/46)	16,001	16,000
2.55%, dated 9/30/19 due 10/1/19:
(Collateralized by U.S. Treasury Obligations valued at $18,382,924, 2.88%, 7/31/25)	18,001	18,000
(Collateralized by U.S. Treasury Obligations valued at $12,255,019, 2.25%, 8/15/27)	12,001	12,000
Natixis SA at 2.11%, dated 8/8/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $17,486,471, 0.00% - 8.13%, 10/17/19 - 11/15/48)	17,061	17,000
Nomura Securities International, Inc. at 2%, dated 9/26/19 due 10/3/19 (Collateralized by U.S. Treasury Obligations valued at $97,947,738, 2.00% - 6.63%, 7/15/21 - 2/15/44)	96,037	96,000
RBC Dominion Securities at 2.14%, dated 9/25/19 due 10/2/19 (Collateralized by U.S. Treasury Obligations valued at $17,346,185, 0.00% - 2.88%, 12/5/19 - 5/31/24)	17,007	17,000
RBS Securities, Inc. at 2.38%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $27,541,850, 0.00%, 5/21/20)	27,002	27,000
SMBC Nikko Securities America, Inc. at 2.38%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $484,748,484, 1.38% - 2.63%, 7/15/20 - 5/15/27)	475,031	475,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $1,686,000)		1,686,000

Other Repurchase Agreement - 6.1%
Other Repurchase Agreement - 6.1%
With:
Citigroup Global Markets, Inc. at 2.61%, dated:
8/13/19 due 11/12/19 (Collateralized by Corporate Obligations valued at $6,581,724, 3.12% - 5.62%, 1/27/20 - 1/4/40)	6,040	6,000
8/26/19 due 11/25/19 (Collateralized by Commercial Paper valued at $19,621,079, 10/4/19 - 12/18/19)	19,125	19,000
Credit Suisse Securities (U.S.A.) LLC at 2.4%, dated 9/23/19 due 1/31/20 (Collateralized by Mortgage Loan Obligations valued at $3,451,840, 0.00%, 11/27/54)	3,026	3,000
ING Financial Markets LLC at 2.36%, dated 9/3/19 due 10/1/19 (Collateralized by Equity Securities valued at $20,557,708)	19,077	19,000
J.P. Morgan Securities, LLC at:
2.03%, dated 9/27/19 due 10/4/19 (Collateralized by U.S. Government Obligations valued at $31,937,202, 3.50% - 6.00%, 6/25/36 - 9/20/49)	31,012	31,000
2.08%, dated 9/27/19 due 10/7/19 (Collateralized by Equity Securities valued at $137,191,814), (b)(c)(f)	127,227	127,000
2.12%, dated 9/20/19 due 10/7/19 (Collateralized by Corporate Obligations valued at $32,571,384, 2.90% - 5.50%, 10/1/26 - 9/15/79), (b)(c)(f)	31,051	31,000
Mizuho Securities U.S.A., Inc. at:
2.08%, dated 9/24/19 due 10/7/19 (Collateralized by Equity Securities valued at $17,286,992)	16,013	16,000
2.2%, dated 9/23/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $3,061,542, 2.75%, 2/15/24)	3,003	3,000
Royal Bank of Canada at 2.11%, dated 9/24/19 due 10/7/19 (Collateralized by Corporate Obligations valued at $130,253,419, 2.00% - 3.45%, 5/28/21 - 1/16/25)	124,196	124,000
Societe Generale at:
2.05%, dated 9/30/19 due 10/1/19 (Collateralized by Corporate Obligations valued at $27,000,788, 2.45% - 12.00%, 2/21/20 - 4/3/49)	25,001	25,000
2.17%, dated 10/1/19 due 11/1/19(g)	19,036	19,000
2.3%, dated 10/1/19 due 11/1/19(g)	19,038	19,000
2.31%, dated 8/30/19 due 10/1/19 (Collateralized by Corporate Obligations valued at $19,990,965, 2.65% - 5.40%, 11/19/19 - 6/19/59)	19,039	19,000
2.42%, dated 8/30/19 due 10/1/19 (Collateralized by Corporate Obligations valued at $20,434,150, 2.45% - 12.00%, 11/19/19 - 6/10/75)	19,041	19,000
Wells Fargo Securities, LLC at:
1.97%, dated 9/30/19 due 10/7/19 (Collateralized by Commercial Paper valued at $9,270,507, 11/8/19)	9,003	9,000
2%, dated 9/24/19 due 10/1/19 (Collateralized by Commercial Paper valued at $16,486,410, 11/7/19 - 11/8/19)	16,006	16,000
2.03%, dated 9/27/19 due 10/4/19 (Collateralized by Equity Securities valued at $17,283,935)	16,006	16,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $521,000)		521,000
TOTAL INVESTMENT IN SECURITIES - 103.4%
(Cost $8,810,258)		8,810,567
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(289,812)
NET ASSETS - 100%		$8,520,755

Security Type Abbreviations

CP – COMMERCIAL PAPER

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $56,017,000 or 0.7% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $73,000,000 or 0.9% of net assets.

 (f) The maturity amount is based on the rate at period end.

 (g) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Toyota Motor Credit Corp. 2.22%, 10/7/19	6/3/19	$73,000,000

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$506,347,000 due 10/01/19 at 2.38%
BNY Mellon Capital Markets LLC	$29,821
Citibank NA	15,021
HSBC Securities (USA), Inc.	11,266
ING Financial Markets LLC	6,993
JP Morgan Securities LLC	37,639
Mitsubishi UFJ Securities (USA), Inc.	6,949
Mizuho Securities USA, Inc.	27,037
Nomura Securities International, Inc.	22,381
Sumitomo Mitsui Banking Corp. NY	91,167
Sumitomo Mitsui Banking Corp.	107,881
Wells Fargo Securities LLC	150,192
$506,347

See accompanying notes which are an integral part of the financial statements.

Prime Reserves Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $2,998,347) — See accompanying schedule: Unaffiliated issuers (cost $8,810,258)		$8,810,567
Cash		1
Receivable for investments sold		152
Receivable for fund shares sold		36,831
Interest receivable		4,366
Prepaid expenses		15
Receivable from investment adviser for expense reductions		308
Total assets		8,852,240
Liabilities
Payable for investments purchased	$104,293
Payable for fund shares redeemed	100,216
Distributions payable	2,109
Accrued management fee	988
Distribution and service plan fees payable	2
Payable for reverse repurchase agreement	123,000
Other affiliated payables	367
Other payables and accrued expenses	510
Total liabilities		331,485
Net Assets		$8,520,755
Net Assets consist of:
Paid in capital		$8,520,408
Total accumulated earnings (loss)		347
Net Assets		$8,520,755
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($3,948,887.4 ÷ 3,947,864.11 shares)		$1.0003
Class II:
Net Asset Value, offering price and redemption price per share ($15,235.9 ÷ 15,231.36 shares)		$1.0003
Class III:
Net Asset Value, offering price and redemption price per share ($1,122.4 ÷ 1,122.17 shares)		$1.0002
Select Class:
Net Asset Value, offering price and redemption price per share ($3,287.6 ÷ 3,286.69 shares)		$1.0003
Institutional Class:
Net Asset Value, offering price and redemption price per share ($4,552,221.7 ÷ 4,551,018.38 shares)		$1.0003

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2019 (Unaudited)
Investment Income
Interest (including $64 from affiliated interfund lending)		$98,395
Expenses
Management fee	$5,528
Transfer agent fees	1,720
Distribution and service plan fees	12
Accounting fees and expenses	327
Custodian fees and expenses	56
Independent trustees' fees and expenses	15
Registration fees	561
Audit	24
Legal	3
Interest	132
Miscellaneous	15
Total expenses before reductions	8,393
Expense reductions	(1,989)
Total expenses after reductions		6,404
Net investment income (loss)		91,991
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1
Total net realized gain (loss)		1
Change in net unrealized appreciation (depreciation) on investment securities		(248)
Net increase in net assets resulting from operations		$91,744

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$91,991	$131,671
Net realized gain (loss)	1	29
Change in net unrealized appreciation (depreciation)	(248)	828
Net increase in net assets resulting from operations	91,744	132,528
Distributions to shareholders	(91,838)	(131,823)
Share transactions - net increase (decrease)	1,060,451	3,171,734
Total increase (decrease) in net assets	1,060,357	3,172,439
Net Assets
Beginning of period	7,460,398	4,287,959
End of period	$8,520,755	$7,460,398

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Prime Reserves Portfolio Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017 A,B
Selected Per–Share Data
Net asset value, beginning of period	$1.0003	$1.0001	$1.0002	$1.0000
Income from Investment Operations
Net investment income (loss)	.0116	.0217	.0123	.0047
Net realized and unrealized gain (loss)	–C	.0002	(.0001)	.0002
Total from investment operations	.0116	.0219	.0122	.0049
Distributions from net investment income	(.0116)	(.0217)	(.0123)	(.0047)
Total distributions	(.0116)	(.0217)	(.0123)	(.0047)
Net asset value, end of period	$1.0003	$1.0003	$1.0001	$1.0002
Total ReturnD,E	1.16%	2.21%	1.23%	.49%
Ratios to Average Net AssetsF
Expenses before reductions	.23%G	.22%	.22%	.25%G
Expenses net of fee waivers, if any	.18%G	.18%	.18%	.18%G
Expenses net of all reductions	.18%G	.18%	.18%	.18%G
Net investment income (loss)	2.31%G	2.20%	1.29%	.68%G
Supplemental Data
Net assets, end of period (in millions)	$3,949	$3,297	$1,852	$540

 A For the period June 2, 2016 (commencement of operations) to March 31, 2017.

 B Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 C Amount represents less than $.00005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Reserves Portfolio Class II

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017 A,B
Selected Per–Share Data
Net asset value, beginning of period	$1.0003	$1.0001	$1.0002	$1.0000
Income from Investment Operations
Net investment income (loss)	.0108	.0202	.0108	.0034
Net realized and unrealized gain (loss)	–C	.0002	(.0001)	.0002
Total from investment operations	.0108	.0204	.0107	.0036
Distributions from net investment income	(.0108)	(.0202)	(.0108)	(.0034)
Total distributions	(.0108)	(.0202)	(.0108)	(.0034)
Net asset value, end of period	$1.0003	$1.0003	$1.0001	$1.0002
Total ReturnD,E	1.08%	2.06%	1.08%	.36%
Ratios to Average Net AssetsF
Expenses before reductions	.38%G	.38%	.37%	.56%G
Expenses net of fee waivers, if any	.33%G	.33%	.33%	.33%G
Expenses net of all reductions	.33%G	.33%	.33%	.33%G
Net investment income (loss)	2.16%G	2.05%	1.14%	.53%G
Supplemental Data
Net assets, end of period (in millions)	$15	$16	$1	$1

 A For the period June 2, 2016 (commencement of operations) to March 31, 2017.

 B Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 C Amount represents less than $.00005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Reserves Portfolio Class III

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017 A,B
Selected Per–Share Data
Net asset value, beginning of period	$1.0003	$1.0000	$1.0002	$1.0000
Income from Investment Operations
Net investment income (loss)	.0103	.0192	.0098	.0026
Net realized and unrealized gain (loss)	(.0001)	.0003	(.0002)	.0002
Total from investment operations	.0102	.0195	.0096	.0028
Distributions from net investment income	(.0103)	(.0192)	(.0098)	(.0026)
Total distributions	(.0103)	(.0192)	(.0098)	(.0026)
Net asset value, end of period	$1.0002	$1.0003	$1.0000	$1.0002
Total ReturnC,D	1.02%	1.97%	.97%	.28%
Ratios to Average Net AssetsE
Expenses before reductions	.48%F	.47%	.47%	.66%F
Expenses net of fee waivers, if any	.43%F	.43%	.43%	.43%F
Expenses net of all reductions	.43%F	.43%	.43%	.43%F
Net investment income (loss)	2.06%F	1.95%	1.03%	.43%F
Supplemental Data
Net assets, end of period (in millions)	$1	$4	$1	$1

 A For the period June 2, 2016 (commencement of operations) to March 31, 2017.

 B Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Reserves Portfolio Select Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017 A,B
Selected Per–Share Data
Net asset value, beginning of period	$1.0003	$1.0001	$1.0002	$1.0000
Income from Investment Operations
Net investment income (loss)	.0113	.0212	.0118	.0043
Net realized and unrealized gain (loss)	–C	.0002	(.0001)	.0002
Total from investment operations	.0113	.0214	.0117	.0045
Distributions from net investment income	(.0113)	(.0212)	(.0118)	(.0043)
Total distributions	(.0113)	(.0212)	(.0118)	(.0043)
Net asset value, end of period	$1.0003	$1.0003	$1.0001	$1.0002
Total ReturnD,E	1.14%	2.16%	1.18%	.45%
Ratios to Average Net AssetsF
Expenses before reductions	.28%G	.27%	.27%	.45%G
Expenses net of fee waivers, if any	.23%G	.23%	.23%	.23%G
Expenses net of all reductions	.23%G	.23%	.23%	.23%G
Net investment income (loss)	2.26%G	2.15%	1.24%	.63%G
Supplemental Data
Net assets, end of period (in millions)	$3	$3	$5	$1

 A For the period June 2, 2016 (commencement of operations) to March 31, 2017.

 B Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 C Amount represents less than $.00005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Reserves Portfolio Institutional Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017 A,B
Selected Per–Share Data
Net asset value, beginning of period	$1.0003	$1.0001	$1.0002	$1.0000
Income from Investment Operations
Net investment income (loss)	.0118	.0221	.0127	.0050
Net realized and unrealized gain (loss)	–C	.0002	(.0001)	.0002
Total from investment operations	.0118	.0223	.0126	.0052
Distributions from net investment income	(.0118)	(.0221)	(.0127)	(.0050)
Total distributions	(.0118)	(.0221)	(.0127)	(.0050)
Net asset value, end of period	$1.0003	$1.0003	$1.0001	$1.0002
Total ReturnD,E	1.18%	2.25%	1.27%	.52%
Ratios to Average Net AssetsF
Expenses before reductions	.20%G	.19%	.19%	.24%G
Expenses net of fee waivers, if any	.14%G	.14%	.14%	.14%G
Expenses net of all reductions	.14%G	.14%	.14%	.14%G
Net investment income (loss)	2.35%G	2.24%	1.33%	.72%G
Supplemental Data
Net assets, end of period (in millions)	$4,552	$4,140	$2,429	$965

 A For the period June 2, 2016 (commencement of operations) to March 31, 2017.

 B Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 C Amount represents less than $.00005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of September 30, 2019

Days	% of fund's investments 9/30/19
1 - 7	86.5
8 - 30	2.2
31 - 60	3.4
61 - 90	1.6
91 - 180	0.8
> 180	5.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2019
Variable Rate Demand Notes (VRDNs)	32.3%
Tender Option Bond	48.9%
Other Municipal Security	12.4%
Investment Companies	5.6%
Net Other Assets (Liabilities)	0.8%

Current 7-Day Yields

9/30/19
Class I	1.41%
Class II	1.26%
Class III	1.16%
Select Class	1.36%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2019, the most recent period shown in the table, would have been 1.37% for Class I, 1.22% for Class II, 1.12% for Class III, and 1.32% for Select Class.

Tax-Exempt Portfolio

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 32.3%
	Principal Amount (000s)	Value (000s)
Alabama - 2.7%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 2014 A, 1.83% 10/1/19, VRDN (a)	$44,585	$44,585
Series 2014 B, 1.83% 10/1/19, VRDN (a)	39,110	39,110
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 1.83% 10/1/19, VRDN (a)	3,400	3,400
Mobile Downtown Redev. Auth. Gulf Opportunity Zone:
Series 2011 A, 1.63% 10/7/19, LOC Bank of America NA, VRDN (a)(b)	11,400	11,400
Series 2011 B, 1.63% 10/7/19, LOC Societe Generale, VRDN (a)(b)	5,485	5,485
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 1.56% 10/7/19, LOC Bayerische Landesbank, VRDN (a)	33,391	33,391
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.):
Series 2007 C, 1.68% 10/7/19, VRDN (a)	12,350	12,350
Series 2009, 1.83% 10/1/19, VRDN (a)	16,770	16,770
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 1.8% 10/1/19, VRDN (a)	7,800	7,800
West Jefferson Indl. Dev. Series 2008, 1.68% 10/7/19, VRDN (a)	9,000	9,000
		183,291
Alaska - 2.6%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 1.66% 10/7/19 (ConocoPhillips Co. Guaranteed), VRDN (a)	45,500	45,500
(ExxonMobil Proj.) Series 2001, 1.87% 10/1/19 (Exxon Mobil Corp. Guaranteed), VRDN (a)	9,495	9,495
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 1.66% 10/7/19 (ConocoPhillips Co. Guaranteed), VRDN (a)	49,800	49,800
Series 1994 C, 1.55% 10/7/19 (ConocoPhillips Co. Guaranteed), VRDN (a)	61,400	61,400
Series 2002, 1.66% 10/7/19 (ConocoPhillips Co. Guaranteed), VRDN (a)	8,200	8,200
		174,395
Arizona - 1.3%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 E, 1.63% 10/7/19, LOC Bank of America NA, VRDN (a)	3,050	3,050
(Catholic Healthcare West Proj.):
Series 2008 A, 1.65% 10/7/19, LOC JPMorgan Chase Bank, VRDN (a)	5,715	5,715
Series 2009 F, 1.7% 10/7/19, LOC Mizuho Corporate Bank Ltd., VRDN (a)	21,000	21,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.65% 10/7/19, VRDN (a)	2,500	2,500
Maricopa County Rev. Series 2019 E, 1.52% 10/7/19, VRDN (a)	53,900	53,900
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 1.62% 10/7/19, LOC Bank of America NA, VRDN (a)	3,925	3,925
		90,090
Colorado - 0.8%
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 1.62% 10/7/19, LOC JPMorgan Chase Bank, VRDN (a)	7,980	7,980
1.65% 10/3/19, VRDN (a)	17,010	17,010
Colorado Univ. Co. Hosp. Auth. Rev.:
Series 2017 B1, 1.54% 10/7/19, VRDN (a)	26,670	26,670
Series 2017 B2, 1.54% 10/7/19, VRDN (a)	2,870	2,870
		54,530
Connecticut - 1.9%
Connecticut Gen. Oblig. Series 2016 C, 1.69% 10/7/19 (Liquidity Facility Bank of America NA), VRDN (a)	56,660	56,660
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2014 C, 1.55% 10/7/19, VRDN (a)	23,170	23,170
Series 2014 D, 1.58% 10/7/19, VRDN (a)	48,500	48,500
		128,330
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.82% 10/7/19, VRDN (a)	9,400	9,400
Series 1999 A, 1.7% 10/7/19, VRDN (a)	1,900	1,900
		11,300
District Of Columbia - 0.6%
District of Columbia Rev. (The AARP Foundation Proj.) Series 2004, 1.63% 10/7/19, LOC Bank of America NA, VRDN (a)	2,635	2,635
FHLMC District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Park 7 at Minnesota Benning Proj.) Series 2012, 1.64% 10/7/19, LOC Freddie Mac, VRDN (a)	35,760	35,760
(Pentacle Apts. Proj.) Series 2008, 1.63% 10/7/19, LOC Freddie Mac, VRDN (a)	2,855	2,855
		41,250
Florida - 0.1%
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.78% 10/1/19, VRDN (a)	2,000	2,000
Mississippi Bus. Fin. Corp. Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2014, 1.8% 10/1/19, VRDN (a)	2,060	2,060
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 1.53% 10/7/19, LOC TD Banknorth, NA, VRDN (a)	925	925
Palm Beach County Rev. (Raymond F. Kravis Ctr. Proj.) Series 2002, 1.62% 10/7/19, LOC Northern Trust Co., VRDN (a)	1,000	1,000
FNMA Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 1.62% 10/7/19, LOC Fannie Mae, VRDN (a)	875	875
		6,860
Georgia - 2.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 1.82% 10/1/19, VRDN (a)	33,740	33,740
Series 2018, 1.82% 10/1/19, VRDN (a)	11,620	11,620
(Oglethorpe Pwr. Corp. Proj.):
Series 2010 A, 1.64% 10/7/19, LOC Bank of America NA, VRDN (a)	12,075	12,075
Series 2010 B, 1.64% 10/7/19, LOC Bank of America NA, VRDN (a)	26,845	26,845
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 1.82% 10/1/19, VRDN (a)	2,800	2,800
Effingham County Indl. Dev. Auth. Poll Cont. 1.84% 10/1/19, VRDN (a)	9,600	9,600
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 1.83% 10/1/19, VRDN (a)	28,100	28,100
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 2008, 1.82% 10/1/19, VRDN (a)	9,800	9,800
(Gulf Pwr. Co. Plant Scherer Proj.) Series 2010, 1.8% 10/1/19, VRDN (a)	6,000	6,000
(Oglethorpe Pwr. Corp. Proj.) Series 2009 B, 1.65% 10/7/19, LOC JPMorgan Chase Bank, VRDN (a)	21,450	21,450
(Oglethorpe Pwr. Corp. Scherer Proj.) Series 2009 A, 1.65% 10/7/19, LOC JPMorgan Chase Bank, VRDN (a)	2,320	2,320
Series 2010 A, 1.62% 10/7/19, LOC Bank of Montreal, VRDN (a)	6,710	6,710
		171,060
Illinois - 4.2%
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 1.63% 10/7/19, LOC Bank of America NA, VRDN (a)	69,900	69,900
Illinois Dev. Fin. Auth. Rev. (Lyric Opera of Chicago Proj.) 1.63% 10/7/19, LOC BMO Harris Bank NA, LOC Northern Trust Co., VRDN (a)	28,300	28,300
Illinois Fin. Auth. Rev.:
(Edward Hosp. Obligated Group Proj.):
Series 2008 B2, 1.64% 10/7/19, LOC JPMorgan Chase Bank, VRDN (a)	41,020	41,020
Series 2008 C, 1.64% 10/7/19, LOC JPMorgan Chase Bank, VRDN (a)	4,900	4,900
(The Carle Foundation Proj.) Series 2009 E, 1.64% 10/7/19, LOC JPMorgan Chase Bank, VRDN (a)	11,900	11,900
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 1B, 1.62% 10/7/19, LOC Bank of America NA, VRDN (a)	40,375	40,375
Series 2007 A 2D, 1.63% 10/7/19, LOC Bank of America NA, VRDN (a)	24,310	24,310
Series 2007 A1, 1.64% 10/7/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	58,490	58,490
Univ. of Illinois Rev. (UIC South Campus Dev. Proj.) Series 2008, 1.65% 10/7/19, LOC JPMorgan Chase Bank, VRDN (a)	1,735	1,735
FHLMC Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. 1.55% 10/7/19, LOC Freddie Mac, VRDN (a)	4,710	4,710
		285,640
Indiana - 0.8%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 1.65% 10/7/19 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	10,200	10,200
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 1.65% 10/7/19, LOC Mizuho Bank Ltd., VRDN (a)	5,185	5,185
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 F, 1.59% 10/7/19, LOC Bank of New York, New York, VRDN (a)	7,375	7,375
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 C, 1.59% 10/7/19, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	3,770	3,770
Indiana Fin. Auth. Rev. Series 2008 E7, 1.6% 10/7/19, VRDN (a)	13,700	13,700
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.71% 10/7/19, VRDN (a)	10,250	10,250
Series I, 1.71% 10/1/19, VRDN (a)	2,400	2,400
		52,880
Iowa - 0.9%
Iowa Fin. Auth. Econ. Dev. Rev. Series 2011 A, 1.61% 10/7/19, VRDN (a)	24,100	24,100
Iowa Fin. Auth. Midwestern (Archer-Daniels-Midland Co. Proj.) Series 2012, 1.65% 10/7/19 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	16,160	16,160
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 1.62% 10/7/19, VRDN (a)	13,800	13,800
Iowa Fin. Auth. Rev. Series 2018 D, 1.58% 10/7/19, LOC JPMorgan Chase Bank, VRDN (a)	5,550	5,550
		59,610
Kansas - 0.4%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 1.8% 10/7/19, VRDN (a)	6,300	6,300
Series 2007 B, 1.8% 10/7/19, VRDN (a)	4,900	4,900
St. Mary's Kansas Poll. Cont. Rev. Series 1994, 1.76% 10/7/19, VRDN (a)	16,400	16,400
Wamego Kansas Poll. Cont. Rfdg. Rev. (Kansas Gas & Elec. Co. Proj.) Series 1994, 1.76% 10/7/19, VRDN (a)	1,700	1,700
		29,300
Kentucky - 0.3%
Louisville & Jefferson County Series 2013 C, 1.59% 10/7/19, LOC PNC Bank NA, VRDN (a)	21,100	21,100
Louisiana - 2.0%
East Baton Rouge Parish Indl. Dev. Board Rev. (ExxonMobil Proj.) Series 2010 A, 1.87% 10/1/19 (Exxon Mobil Corp. Guaranteed), VRDN (a)	8,000	8,000
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 1.63% 10/7/19, LOC Citibank NA, VRDN (a)	17,185	17,185
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Series 2009 B1, 1.6% 10/7/19, LOC Bank of New York, New York, VRDN (a)	8,210	8,210
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.77% 10/7/19, VRDN (a)	13,300	13,300
Series 2010 B1, 1.7% 10/7/19, VRDN (a)	14,200	14,200
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 1.58% 10/7/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	15,700	15,700
Series 2010 B, 1.58% 10/7/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	24,200	24,200
Series 2010, 1.58% 10/7/19, LOC Mizuho Bank Ltd., VRDN (a)	36,600	36,600
FHLMC Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 1.6% 10/7/19, LOC Freddie Mac, VRDN (a)	2,270	2,270
		139,665
Michigan - 0.2%
Grand Traverse County Hosp. Fin. Auth. Series 2011 B, 1.64% 10/7/19, LOC JPMorgan Chase Bank, VRDN (a)	7,575	7,575
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 C, 1.6% 10/7/19, LOC Bank of New York, New York, VRDN (a)	3,820	3,820
Michigan Strategic Fund Ltd. Oblig. Rev. (The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 1.62% 10/7/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	2,800	2,800
		14,195
Minnesota - 0.4%
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 B, 1.65% 10/7/19, LOC JPMorgan Chase Bank, VRDN (a)	28,620	28,620
Missouri - 0.6%
Missouri Health & Edl. Facilities Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series 2003 C3, 1.62% 10/7/19, VRDN (a)	34,695	34,695
(Ascension Health Sr. Cr. Group Proj.) Series 2008 C4, 1.62% 10/7/19, VRDN (a)	7,540	7,540
		42,235
New York - 1.0%
New York City Transitional Fin. Auth. Rev.:
Series 2003 1A, 1.62% 10/7/19 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	11,000	11,000
Subseries F5, 1.64% 10/7/19, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	50,000	50,000
New York Hsg. Fin. Agcy. Rev. Series 2015 A, 1.65% 10/7/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	10,150	10,150
		71,150
North Carolina - 1.2%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 1.64% 10/7/19, LOC Cr. Industriel et Commercial, VRDN (a)	52,800	52,800
Raleigh Combined Enterprise Sys. Rev.:
Series 2008 A, 1.63% 10/7/19 (Liquidity Facility Bank of America NA), VRDN (a)	26,600	26,600
Series 2008 B, 1.63% 10/7/19 (Liquidity Facility Bank of America NA), VRDN (a)	1,200	1,200
		80,600
Ohio - 2.1%
Allen County Hosp. Facilities Rev. Series 2012 B, 1.61% 10/7/19, VRDN (a)	64,840	64,840
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 1.65% 10/7/19, LOC Northern Trust Co., VRDN (a)	1,795	1,795
Franklin County Hosp. Facilities Rev. Series 2018 D, 1.52% 10/7/19, VRDN (a)	3,000	3,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 1.63% 10/7/19, LOC RBS Citizens NA, VRDN (a)	28,865	28,865
Ohio Hosp. Facilities Rev. Series 2019 D2, 1.56% 10/7/19, VRDN (a)	19,100	19,100
Ohio Hosp. Rev. Series 2018 B, 1.6% 10/7/19, LOC PNC Bank NA, VRDN (a)	24,150	24,150
		141,750
Pennsylvania - 0.3%
Allegheny County Indl. Dev. Auth. Rev. Series 2002, 1.63% 10/7/19, LOC RBS Citizens NA, VRDN (a)	4,100	4,100
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 1.68% 10/7/19, LOC Manufacturers & Traders Trust Co., VRDN (a)	505	505
Washington County Hosp. Auth. Rev.:
(Monongahela Valley Hosp. Proj.) Series 2018 C, 1.63% 10/7/19, LOC RBS Citizens NA, VRDN (a)	2,645	2,645
(Washington Hosp. Proj.) Series 2007 B, 1.6% 10/7/19, LOC PNC Bank NA, VRDN (a)	14,255	14,255
		21,505
Rhode Island - 0.2%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Bryant Univ. Proj.) Series 2008, 1.56% 10/7/19, LOC TD Banknorth, NA, VRDN (a)	16,575	16,575
Tennessee - 0.3%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 1.63% 10/7/19, LOC Bank of America NA, VRDN (a)	710	710
Series 2003, 1.87% 10/1/19, LOC Bank of America NA, VRDN (a)	7,255	7,255
Series 2005, 1.87% 10/1/19, LOC Bank of America NA, VRDN (a)	6,645	6,645
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 1.63% 10/7/19, LOC Bank of America NA, VRDN (a)	8,630	8,630
		23,240
Texas - 3.4%
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. 1.87% 10/1/19 (Exxon Mobil Corp. Guaranteed), VRDN (a)	4,000	4,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2014 C, 1.62% 10/7/19, VRDN (a)	29,550	29,550
Series 2015 C, 1.62% 10/7/19, VRDN (a)	16,175	16,175
Series 2016 C, 1.62% 10/7/19, VRDN (a)	32,850	32,850
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 1.6% 10/7/19 (Total SA Guaranteed), VRDN (a)	400	400
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2012, 1.6% 10/7/19 (Total SA Guaranteed), VRDN (a)	1,600	1,600
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 1.6% 10/7/19 (Total SA Guaranteed), VRDN (a)	900	900
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 1.6% 10/7/19 (Total SA Guaranteed), VRDN (a)	4,100	4,100
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C3, 1.6% 10/7/19, LOC Bank of Montreal, VRDN (a)	19,100	19,100
Texas Gen. Oblig.:
(Texas Veterans Land Board Proj.) Series 2017, 1.62% 10/7/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	8,800	8,800
Series 2011 A, 1.62% 10/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	2,750	2,750
Series 2012 B, 1.62% 10/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	1,000	1,000
Series 2013 A, 1.62% 10/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	7,700	7,700
Series 2013 B, 1.62% 10/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	39,560	39,560
Series 2015 A, 1.62% 10/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	23,145	23,145
Series 2019, 1.65% 10/7/19 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	38,900	38,900
		230,530
Utah - 0.2%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.56% 10/7/19, VRDN (a)	13,160	13,160
Virginia - 0.1%
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.) Series 2003 F, 1.57% 10/7/19, VRDN (a)	4,630	4,630
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 1.62% 10/7/19, LOC Bank of America NA, VRDN (a)	675	675
		5,305
Washington - 0.5%
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 1.64% 10/7/19, LOC Bank of America NA, VRDN (a)	6,030	6,030
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Discovery Heights Apt. Proj.) Series 2010, 1.64% 10/7/19, LOC Freddie Mac, VRDN (a)	10,965	10,965
(Willow Tree Grove Apts. Proj.) Series 2011, 1.64% 10/7/19, LOC Freddie Mac, VRDN (a)	17,700	17,700
		34,695
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series A, 1.59% 10/7/19, LOC Branch Banking & Trust Co., VRDN (a)	4,200	4,200
Wyoming - 0.4%
Converse County Poll. Cont. Rev. (PacifiCorp Projs.):
Series 1992, 1.7% 10/7/19, VRDN (a)	10,500	10,500
Series 1994, 1.69% 10/7/19, VRDN (a)	3,600	3,600
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.67% 10/7/19, VRDN (a)	2,300	2,300
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1992 A, 1.7% 10/7/19, VRDN (a)	3,700	3,700
Series 1992 B, 1.7% 10/7/19, VRDN (a)	4,100	4,100
Series 1994, 1.7% 10/7/19, VRDN (a)	3,600	3,600
		27,800
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $2,204,861)		2,204,861

Tender Option Bond - 48.9%
Alabama - 0.4%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Participating VRDN Series 16 ZM0206, 1.61% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	11,515	11,515
Alabama Spl. Care Facilities Fing. Auth. Mobile Rev. Participating VRDN Series Floaters ZF 27 70, 1.61% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	6,440	6,440
Black Belt Energy Gas District Participating VRDN Series Floaters XL 00 98, 1.67% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,400	1,400
Homewood Participating VRDN Series Floaters G 37, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,875	2,875
Southeast Alabama Gas Supply District Participating VRDN Series Floaters XG 02 03, 1.62% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,750	6,750
		28,980
Arizona - 0.9%
Arizona Board of Regents Arizona State Univ. Rev. Participating VRDN Series 33 85X, 1.61% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,800	4,800
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	35,950	35,950
Lake Havasu City Ariz Participating VRDN Series Floaters G 103, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,750	4,750
Mesa Util. Sys. Rev.:
Bonds Series Solar 17 0026, 1.7%, tender 12/12/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,105	1,105
Participating VRDN Series Floaters XL 00 71, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,000	4,000
Rowan Univ. Participating VRDN Series 2016 XF 2337, 1.62% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,220	4,220
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series 2016 22, 1.71%, tender 11/7/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	5,525	5,525
Participating VRDN Series Floaters XF 21 92, 1.61% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,600	2,600
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN Series Floaters XF 25 37, 1.62% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,200	1,200
		64,150
Arkansas - 0.3%
Arkansas Dev. Fin. Auth. Health C Participating VRDN Series Floaters BAML 50 05, 1.63% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	22,720	22,720
California - 1.3%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 10 44, 1.68% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	1,600	1,600
California Health Facilities Fing. Auth. Participating VRDN Series Floaters XG 00 49, 1.68% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	19,375	19,375
Dignity Health Participating VRDN:
Series 17 04, 1.7% 11/12/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	2,590	2,590
Series DBE 80 11, 1.8% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	49,945	49,945
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series XF 10 32, 1.68% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	445	445
Univ. of California Revs. Participating VRDN:
Series Spears DB 80 19, 1.73% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	10,000	10,000
Series Spears DB 80 20, 1.73% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	4,200	4,200
		88,155
Colorado - 2.7%
Boulder Valley Co. School District Re2 Participating VRDN Series Floaters G 16, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	6,100	6,100
Boulder, Larimer & Weld Counties St. Vrain Valley School District # RE-1J Participating VRDN Series Floaters G 57, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,900	1,900
Children's Hosp. Assoc., Co. Participating VRDN Series Floaters XF 23 05, 1.62% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	745	745
Colorado Health Facilities Auth. Participating VRDN:
Series Floaters XF 06 67, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,045	6,045
Series Floaters XF 06 68, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,750	3,750
Series XF 08 05, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,900	1,900
Series XG 02 51, 1.63% 10/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	4,700	4,700
Series XM 07 52, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,400	2,400
Series XM 07 67, 1.62% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,480	1,480
Series XX 11 05, 1.62% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	3,700	3,700
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 10 25, 1.62% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,205	5,205
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 1.68% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	21,310	21,310
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn. Participating VRDN Series Floaters XF 07 25, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,250	5,250
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN Series Floaters XF 25 13, 1.61% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	7,500	7,500
Colorado Univ. Co. Hosp. Auth. Rev. Participating VRDN Series EGL 17 0002, 1.61% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	34,165	34,165
Commonspirit Health Participating VRDN:
Series Floaters XF 10 01, 1.62% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,800	3,800
Series Floaters XF 10 03, 1.62% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,200	9,200
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 1.68% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	2,450	2,450
Denver City & County Board Wtr. Rev. Bonds Series Solar 17 0032, 1.7%, tender 12/5/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	870	870
Denver City & County Wastewtr. Dept. of Pub. Works Participating VRDN Series 2016 12, 1.76% 10/1/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	7,200	7,200
Univ. of Colorado Enterprise Sys. Rev.:
Bonds Series Solar 0065, 1.7%, tender 12/19/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,180	2,180
Participating VRDN Series Floaters XM 03 85, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,850	1,850
Participating VRDN:
Series Putters 15 XM0007, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,900	6,900
Series RBC E 55, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	33,950	33,950
Series XM 03 05, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	7,850	7,850
Weld County Colo School District # 4 Participating VRDN Series RBC G 58, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,800	2,800
		185,200
Connecticut - 1.5%
Connecticut Gen. Oblig. Participating VRDN:
Series 2017, 1.64% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,530	3,530
Series Floaters 014, 1.73% 11/12/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	5,960	5,960
Series Floaters 016, 1.62% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	67,030	67,030
Series Floaters G3, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,800	2,800
Series Floaters XL 00 66, 1.64% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,175	3,175
Series Floaters XM 07 07, 1.64% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,100	4,100
Series XM 07 62, 1.64% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,025	3,025
Connecticut Hsg. Fin. Auth. Participating VRDN Series Floaters ZF 06 54, 1.61% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,750	3,750
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Participating VRDN Series XG 00 59, 1.68% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	3,000	3,000
Connecticut Spl. Tax Oblig. Participating VRDN Series Floaters 16 YX1026, 1.64% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,500	2,500
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Bonds Series Floaters G 110, 1.76%, tender 4/1/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	3,150	3,150
Participating VRDN Series Floaters YX 10 77, 1.64% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,000	1,000
State of Connecticut Gen. Oblig. Bonds Participating VRDN Series Floaters XM 03 39, 1.64% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,400	1,400
		104,420
District Of Columbia - 0.9%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 1.68% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	1,200	1,200
District of Columbia Gen. Oblig.:
Bonds:
Series 2016 23, 1.71%, tender 10/31/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,595	3,595
Series Solar 0035, 1.71%, tender 11/28/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	525	525
Participating VRDN:
Series Floaters E 108, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	8,995	8,995
Series Floaters E 109, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,945	4,945
Series Floaters G73, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,000	5,000
Series Floaters YX 10 39, 1.61% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,655	6,655
Series MS 4301, 1.61% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,250	2,250
District of Columbia Income Tax Rev. Participating VRDN:
Series Floaters XM 04 12, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,655	5,655
Series Floaters XM 04 37, 1.61% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	18,900	18,900
Series XF 23 41, 1.62% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,385	1,385
		59,105
Florida - 3.0%
Alachua County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series BAML 7006, 1.63% 10/2/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,430	2,430
Brevard County School Board Ctfs. of Prtn. Participating VRDN Series D 0001, 1.63% 10/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)(d)	5,000	5,000
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Floaters YX 10 71, 1.62% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,900	4,900
Central Florida Expressway Auth. Rev. Participating VRDN Series Floaters E 62, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	55,800	55,800
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series Solar 0049, 1.7%, tender 12/12/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	800	800
Series Solar 0054, 1.7%, tender 12/19/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	600	600
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 1.71%, tender 10/31/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,900	3,900
Florida Dev. Fin. Corp. Healthcare Facility Rev. Participating VRDN Series Floaters BAML 70 04, 1.63% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	25,770	25,770
Florida Gen. Oblig.:
Bonds:
Series Solar 042, 1.7%, tender 12/12/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,975	1,975
Series Solar 2017 37, 1.71%, tender 10/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,080	1,080
Participating VRDN Series Floaters XF 06 80, 1.61% 10/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,300	2,300
Fort Myers Util. Sys. Rev. Participating VRDN:
Series XF 08 13, 1.68% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,170	1,170
Series XF 08 14, 1.65% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,000	3,000
Gainesville Utils. Sys. Rev. Bonds Series Solar 0061, 1.76%, tender 11/7/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	4,745	4,745
Lee Memorial Health Sys. Hosp. Rev. Participating VRDN Series Floaters XG 02 34, 1.63% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,000	1,000
Martin County Health Facilities Participating VRDN Series Floaters XF 07 76, 1.62% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,000	1,000
Miami Beach Resort Tax Rev. Participating VRDN Series 15 XF0260, 1.62% 10/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	7,660	7,660
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 1.68% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	1,400	1,400
Miami-Dade County Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 92, 1.62% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,575	2,575
Miami-Dade County Expressway Auth. Participating VRDN:
Series Floaters XG 02 52, 1.63% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,500	3,500
Series XG 00 99, 1.68% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	1,300	1,300
Miami-Dade County Gen. Oblig. Participating VRDN:
Series Floaters E 70, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	27,965	27,965
Series Floaters XM 07 09, 1.63% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,950	1,950
Series XM 04 70, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	10,530	10,530
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN Series Floaters XF 07 49, 1.63% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,700	4,700
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 1.61% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	1,670	1,670
Tallahassee Memorial Healthcare Participating VRDN Series Floaters ML 70 01, 1.63% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	7,800	7,800
Tampa Health Sys. Rev. Participating VRDN:
Series 16 XF2214, 1.61% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	4,800	4,800
Series Floaters XF 25 52, 1.61% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	10,400	10,400
		201,720
Georgia - 0.5%
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN Series Floaters XF 26 49, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,000	4,000
Brookhaven Dev. Auth. Rev. Participating VRDN:
Series XG 02 44, 1.63% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,200	3,200
Series XM 07 51, 1.63% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,500	1,500
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 107, 1.64% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,500	4,500
Clarke County Hosp. Auth. Participating VRDN Series 2017 ZF 2413, 1.62% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	900	900
Fayette County Hosp. Auth. Rev. Participating VRDN Series Floaters XF 06 44, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,300	2,300
Main Street Natural Gas, Inc. Participating VRDN Series Floaters XF 07 51, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,100	5,100
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, 1.71%, tender 11/14/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,700	1,700
Muni. Elec. Auth. of Georgia Participating VRDN Series XG 02 54, 1.63% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,000	3,000
Private Colleges & Univs. Auth. Rev. Participating VRDN Series Floaters XM 04 35, 1.61% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,000	1,000
Wyandotte County Unified School District 500 Participating VRDN Series Floater 2018 G23A, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	7,900	7,900
		35,100
Hawaii - 0.3%
Eclipse Fdg. Trust Various States Bonds Series 2019, 1.71%, tender 11/21/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	4,000	4,000
Hawaii Gen. Oblig.:
Bonds Series Solar 17 0031, 1.71%, tender 10/17/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	985	985
Participating VRDN Series Floaters XM 04 29, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,665	6,665
Honolulu City & County Gen. Oblig.:
Bonds Series 2016, 1.71%, tender 11/14/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	6,505	6,505
Participating VRDN Series Floaters XM 07 18, 1.61% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,590	3,590
		21,745
Illinois - 3.6%
Berwyn Muni. Securitization Corp. Participating VRDN Series Floaters 005, 1.62% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	14,190	14,190
Chicago Board of Ed. Participating VRDN Series Floaters XG 02 17, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,625	5,625
Chicago Gen. Oblig. Participating VRDN Series Floaters XL 01 05, 1.64% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,315	6,315
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XF 07 36, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	8,295	8,295
Series Spears DBE 80 22, 1.78% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	12,325	12,325
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.62% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	11,235	11,235
Chicago Wastewtr. Transmission Rev. Participating VRDN Series Floaters XL 00 94, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,575	4,575
City of Chicago Gen. Oblig. Bonds Participating VRDN Series Floaters XF 23 42, 1.64% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	500	500
Cook County Ill Sales Tax Rev. Participating VRDN Series Floaters XF 25 01, 1.64% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	873	873
Deutsche Bank Spears/Lifers Trust Participating VRDN Series Floaters XF 10 12, 1.64% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,400	9,400
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XF0253, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,100	5,100
Series 15 XM0050, 1.61% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,500	3,500
Series 17 XM 0492, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,250	5,250
Series Floaters 017, 1.73% 11/12/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	11,820	11,820
Series Floaters XF 25 00, 1.61% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	7,580	7,580
Series Floaters XF 25 35, 1.61% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,400	8,400
Series Floaters XL 00 86, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,360	7,360
Series MS 3332, 1.61% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	400	400
Series XF 23 38, 1.62% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,975	2,975
Illinois Gen. Oblig. Participating VRDN:
Series Floaters XF 10 43, 1.64% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,000	3,000
Series Floaters XL 00 54, 1.64% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	10,400	10,400
Series Floaters XX 10 81, 1.64% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,800	5,800
Series Floaters YX 10 72, 1.64% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,510	9,510
Series Floaters YX 10 86, 1.64% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,500	2,500
Series XF 28 41, 1.64% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,600	5,600
Series XM 07 59, 1.7% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	4,600	4,600
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 1.66% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,500	1,500
Series 15 XF2202, 1.61% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	5,720	5,720
Series 15 XM 0078, 1.66% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,180	5,180
Series Floaters E100, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	30,255	30,255
Series Floaters XF 27 67, 1.61% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	9,600	9,600
Series Floaters ZF 03 73, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,110	6,110
Series Floaters ZF 28 24, 1.61% 10/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	6,000	6,000
Series XM 07 47, 1.63% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,700	2,700
Series ZF 24 03, 1.61% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	6,665	6,665
Series ZF 24 04, 1.61% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,165	3,165
		244,023
Indiana - 0.5%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 1.68% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	3,500	3,500
Indiana Fin. Auth. Health Sys. Rev. Participating VRDN Series Floaters XL 01 08, 1.6% 10/7/19 (Liquidity Facility Cr. Suisse AG) (a)(c)(d)	10,500	10,500
Indiana Fin. Auth. Rev. Participating VRDN:
Series 15 XF0106, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	13,955	13,955
Series Floaters XF 00 50, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,600	4,600
		32,555
Iowa - 0.1%
RIB Floater Trust Various States Participating VRDN Series Floaters 007, 1.63% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,445	3,445
Kansas - 0.3%
Johnson County Unified School District #512 Participating VRDN Series Floaters G 90, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,950	3,950
Kansas Dev. Fin. Agcy. Participating VRDN Series Floaters XM 02 92, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	6,225	6,225
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN:
Series Floaters XF 25 43, 1.61% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	4,035	4,035
Series Floaters XM 07 25, 1.6% 10/7/19 (Liquidity Facility Cr. Suisse AG) (a)(c)(d)	7,100	7,100
		21,310
Kentucky - 0.3%
Kentucky Econ. Dev. Fin. Auth. Participating VRDN:
Series Floaters XF 10 24, 1.62% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,920	2,920
Series Floaters XF 24 85, 1.64% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	11,400	11,400
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 1.62% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,195	5,195
		19,515
Louisiana - 0.8%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 14 0049, 1.62% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	13,600	13,600
Series Floaters XF 24 91, 1.61% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	8,250	8,250
Series Floaters ZF 26 35, 1.61% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,830	2,830
Louisiana Local Govt. Envir. Facilities Participating VRDN Series 2016 XF 2336, 1.61% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	18,560	18,560
New Orl Wtr. Participating VRDN Series XM 07 35, 1.63% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,500	1,500
New Orleans Swr. Svc. Rev. Participating VRDN Series Floaters XM 07 38, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,000	3,000
Touro Infirmary Participating VRDN Series Floaters ML 70 03, 1.63% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	5,815	5,815
		53,555
Maryland - 0.5%
Baltimore County Gen. Oblig.:
Bonds Series Solar 17 22, 1.71%, tender 10/24/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	11,795	11,795
Participating VRDN Series Floaters XF 06 42, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,900	3,900
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.78%, tender 1/2/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	1,000	1,000
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN:
Series Floaters XG 01 77, 1.62% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,900	1,900
Series Floaters XG 02 16, 1.63% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,605	2,605
Series XF 10 21, 1.68% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	1,960	1,960
Montgomery County Gen. Oblig. Participating VRDN Series 2017 ZF 2416, 1.61% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,500	7,500
		30,660
Massachusetts - 1.0%
Boston Gen. Oblig. Participating VRDN Series Floaters XF 26 08, 1.6% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	1,600	1,600
Massachusetts Commonwealth Trans. Fund Rev. Participating VRDN Series Floaters ZF 25 67, 1.6% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	2,070	2,070
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN:
Series 2016 XF2207, 1.6% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	1,600	1,600
Series Floaters E 130, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,400	1,400
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 09 67, 1.61% 10/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	36,400	36,400
Series Clipper 09 69, 1.61% 10/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	4,075	4,075
Series Floaters XF 25 74, 1.6% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	2,300	2,300
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN:
Series D 004, 1.61% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	4,520	4,520
Series D 009, 1.61% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,395	3,395
Series D 011, 1.61% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	10,060	10,060
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Participating VRDN Series Floaters XF 25 88, 1.6% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,700	3,700
		71,120
Michigan - 2.1%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 1.62% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	40,245	40,245
Lansing Board of Wtr. & Lt. Util. Rev. Participating VRDN Series ZF 07 85, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,675	6,675
Michigan Bldg. Auth. Rev. Participating VRDN:
Series Floaters XF 26 09, 1.62% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,240	3,240
Series Floaters XM 04 65, 1.61% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	8,135	8,135
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 1.63% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,500	4,500
Series 16 XM0223, 1.61% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	16,385	16,385
Series Floaters XF 05 96, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,775	3,775
Series Floaters XF 05 97, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,000	2,000
Series Floaters XF 07 42, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,900	3,900
Series Floaters XF 26 48, 1.61% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	2,400	2,400
Series Floaters XG 01 58, 1.61% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,900	1,900
Series Floaters ZF 07 83, 1.68% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,000	3,000
Series Floaters ZF 28 12, 1.61% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,150	2,150
Series Floaters ZF 28 25, 1.66% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,400	1,400
Series RBC 2016 XM0132, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,100	3,100
Series RBC 2016 ZM0131, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,000	5,000
Series XF 07 82, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,370	4,370
Series XM 04 72, 1.61% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	2,000	2,000
Series XM 07 48, 1.68% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,050	5,050
Series XX 1043, 1.61% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,620	8,620
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series Floaters ZF 07 87, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,800	1,800
Trenton Pub. Schools School District Participating VRDN Series Floaters CTFS G 102, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,900	1,900
Univ. of Michigan Rev. Participating VRDN:
Series Floaters XF 25 48, 1.61% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	4,000	4,000
Series Floaters XF 27 53, 1.6% 10/7/19 (Liquidity Facility Cr. Suisse AG) (a)(c)(d)	4,000	4,000
Series Floaters ZF 05 90, 1.61% 10/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,365	2,365
		141,910
Minnesota - 0.1%
Minnesota State Gen. Fdg. Rev. Participating VRDN Series 15 ZF0175, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,335	3,335
Pittsburg WTSW Participating VRDN Series Floaters ZF 03 20, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,750	1,750
		5,085
Mississippi - 0.4%
Mississippi Gen. Oblig. Participating VRDN:
Series Floaters CTFS G 100, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,350	3,350
Series Floaters G67, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,750	1,750
Series ROC II R 14027, 1.61% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,680	3,680
Mississippi Hosp. Equip. & Facilities Auth. Participating VRDN Series Floaters BAML 50 06, 1.63% 10/7/19 (Liquidity Facility Bank of America NA)(a)(b)(c)(d)	18,565	18,565
		27,345
Missouri - 1.6%
Deutsche Bank Spears/Lifers Trust Participating VRDN Series Floaters XF 10 15, 1.62% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	15,805	15,805
Mercy Health Participating VRDN Series Floaters XL 00 80, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,165	4,165
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN:
Series Floaters XF 06 75, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,460	4,460
Series Floaters XG 01 57, 1.62% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	13,190	13,190
Series XL 00 37, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,020	1,020
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 1.64% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	19,500	19,500
Missouri Health & Edl. Facilities Rev. Participating VRDN:
Series Floaters XF 07 63, 1.63% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,830	2,830
Series Floaters XG 01 84, 1.63% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	1,500	1,500
Missouri Hefa Edl. Facilities Rev. Participating VRDN:
Series 15 XF 0046 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,250	2,250
Series Floaters 14, 1.62% 10/3/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	21,200	21,200
Series Floaters 17 010, 1.62% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	15,960	15,960
Series Floaters C17, 1.62% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,200	5,200
Series Floaters XG 02 38, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)(d)	1,100	1,100
Series Floaters XM 05 75, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,800	3,800
		111,980
Nebraska - 0.4%
Douglas County School District #1 Bonds:
Series Solar 00 27, 1.71%, tender 10/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	16,740	16,740
Series Solar 0059, 1.71%, tender 10/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,635	1,635
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series XF 26 71, 1.61% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,525	2,525
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series Floaters XX 10 04, 1.62% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,985	2,985
		23,885
Nevada - 0.5%
Clark County Fuel Tax:
Bonds:
Series Solar 0068, 1.71%, tender 10/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,285	1,285
Series Solar 17 25, 1.7%, tender 12/19/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	995	995
Participating VRDN:
Series Floaters XF 25 80, 1.61% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	10,825	10,825
Series Floaters ZF 27 33, 1.61% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	7,070	7,070
Series Floaters ZM 06 33, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,095	4,095
Series Floaters ZM 06 39, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,845	1,845
Series XM 06 38, 1.61% 10/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	7,200	7,200
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series 16 ZF0382, 1.62% 10/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,185	2,185
		35,500
New Jersey - 0.4%
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters 011, 1.73% 11/12/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,385	2,385
Series Floaters 012, 1.73% 11/12/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,900	8,900
Series Floaters XL 00 52, 1.61% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,725	8,725
Union County Impt. Auth. Participating VRDN Series XF 10 19, 1.61% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,000	6,000
		26,010
New York - 4.8%
New York City Gen. Oblig. Participating VRDN:
Series 15 ZF0198, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,690	3,690
Series E 133, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,125	3,125
Series Floaters E86, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	14,165	14,165
Series Floaters E87, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,000	5,000
Series Floaters XF 06 40, 1.6% 10/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	17,235	17,235
New York City Muni. Wtr. Fin. Auth. Participating VRDN Series ZF 23 15, 1.61% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	31,775	31,775
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 15 XF0129, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	8,535	8,535
Series Floaters E 129, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	62,700	62,700
Series Floaters XF 26 01, 1.6% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	4,800	4,800
Series Floaters XF 27 57, 1.6% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	16,375	16,375
Series Putters 15 XM0002, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,520	9,520
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series Floaters XF 27 82, 1.6% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	27,130	27,130
Series Floaters E99, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	7,000	7,000
Series Floaters XF 06 76, 1.6% 10/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	3,500	3,500
Series Floaters XF 07 17, 1.61% 10/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	4,925	4,925
Series Floaters ZF 26 37, 1.6% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,200	3,200
Series ROC II R 11902, 1.61% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	7,400	7,400
Series ROC II R 14022, 1.61% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	5,000	5,000
Series XF 06 37, 1.6% 10/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	8,760	8,760
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 15 XF1030, 1.61% 10/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	4,700	4,700
Series ROC II R 14005, 1.61% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	14,030	14,030
New York Dorm. Auth. Revs. Participating VRDN:
ROC II R 11944, 1.6% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	13,000	13,000
Series Floaters XM 03 67, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,000	9,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series 16 XM0215, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,425	4,425
New York Gen. Oblig. Participating VRDN Series Floaters XG 01 05, 1.61% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	7,480	7,480
New York Metropolitan Trans. Auth. Rev. Participating VRDN Series RBC E 126, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	14,520	14,520
New York Sales Tax Asset Receivables Corp. Participating VRDN Series 2015 ZF0209, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,250	5,250
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 1.6% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	2,000	2,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series Floaters XF 06 36, 1.6% 10/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	5,500	5,500
Series Floaters ZF 26 32, 1.6% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,600	2,600
Series XM 04 76, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,195	2,195
		328,535
North Carolina - 1.7%
Charlotte Gen. Oblig. Participating VRDN Series Floaters XL 00 47, 1.61% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,000	1,000
Charlotte Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XG 02 07, 1.61% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,500	3,500
Series Floaters ZM 05 34, 1.61% 10/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	2,900	2,900
Greensboro Combined Enterprise Sys. Rev. Bonds Series Solar 0045, 1.71%, tender 11/21/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	700	700
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series Floaters XL 00 55, 1.6% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	44,755	44,755
Series MS 15 ZM0105, 1.61% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,185	2,185
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds Participating VRDN Series Floaters ZM 00 98, 1.61% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,335	3,335
North Carolina Gen. Oblig.:
Bonds Series 008, 1.7%, tender 12/26/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)(f)	1,600	1,600
Participating VRDN Series 15 XF0140, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,000	1,000
North Carolina Hsg. Fin. Agcy. Participating VRDN Series Floaters YX 10 52, 1.61% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,245	9,245
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series Floaters YX 10 88, 1.61% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,180	3,180
Series Floaters ZM 05 63, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,145	4,145
North Carolina Med. Care Commission Participating VRDN Series XM 02 98, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,765	4,765
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN:
Series Floaters XF 07 92, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,750	3,750
Series Floaters XF 07 93, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,100	7,100
Series Floaters XM 04 44, 1.61% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	12,000	12,000
Series XF 28 34, 1.6% 10/7/19 (Liquidity Facility Cr. Suisse AG) (a)(c)(d)	5,030	5,030
Series XM 07 76, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,120	2,120
Series XM 07 77, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,630	4,630
		116,940
North Dakota - 0.0%
North Dakota Hsg. Fin. Agcy. Rev. Participating VRDN Series RBC E58, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,000	3,000
Ohio - 1.9%
Allen County Hosp. Facilities Rev. Participating VRDN Series Floaters E 134, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	15,200	15,200
Berea Ohio City School District Participating VRDN Series RBC G 54, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,400	2,400
Cleveland Wtr. Rev. Participating VRDN Series Floaters E 119, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,700	3,700
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.7% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	955	955
Eclipse Fdg. Trust Various States Bonds Series 0005, 1.59%, tender 12/12/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,000	3,000
Elyria City School District Participating VRDN Series Floaters G 107, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,985	4,985
Erie County Hosp. Facilities Rev. Participating VRDN Series BAML 5019, 1.63% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	10,935	10,935
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.68% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	400	400
Kettering Med. Ctr., Inc., Participating VRDN Series Floaters BAML 50 03, 1.63% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	18,650	18,650
Lakewood City School District Bonds Series Solar 0067, 1.71%, tender 11/21/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,910	1,910
Lucas County Gen. Oblig. Bonds Series 2016 26, 1.71%, tender 11/21/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	6,490	6,490
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.73% 11/12/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	2,175	2,175
Montgomery County Hosp. Rev. Participating VRDN:
Series Floaters BAML 50 02, 1.63% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	4,700	4,700
Series Floaters E 131, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	7,740	7,740
Series Floaters E 132, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	16,200	16,200
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Participating VRDN:
Series Floaters ZF 05 85, 1.61% 10/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	3,170	3,170
Series Floaters ZF 06 70, 1.61% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,000	2,000
Ohio Gen. Oblig. Participating VRDN Series Floaters XF 25 91, 1.6% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	4,000	4,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.73% 11/12/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	2,700	2,700
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Participating VRDN:
Series Floaters XF 27 11, 1.61% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,460	4,460
Series Floaters XF 27 83, 1.61% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,825	2,825
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.78%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	900	900
Ohio Wtr. Dev. Auth. Rev. Participating VRDN Series D 012, 1.61% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	4,875	4,875
OhioHealth Corp. Participating VRDN Series Floaters XM 04 51, 1.62% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,500	1,500
Univ. of Cincinnati Gen. Receipts Participating VRDN Series Floaters ZM 06 46, 1.61% 10/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	1,900	1,900
		127,770
Oklahoma - 0.4%
Edmond Pub. Works Auth. Sales Tax & Util. Sys. Rev. Participating VRDN Series Floaters XM 05 59, 1.64% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,365	3,365
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN:
Series Floaters XG 02 10, 1.63% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,015	3,015
Series Floaters XX 10 96, 1.62% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	17,235	17,235
Oklahoma St Wtr. Resources Board Rev. Fund Bonds Series 2016, 1.71%, tender 11/21/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	595	595
		24,210
Oregon - 0.2%
Clackamas County School District #7J Bonds Series Solar 0053, 1.7%, tender 12/26/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,785	1,785
Oregon Facilities Auth. Rev. Participating VRDN Series DB 15 XF1049, 1.61% 10/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	3,470	3,470
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 1.61% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,000	3,000
Portland Wtr. Sys. Rev. Bonds Series 2016 24, 1.7%, tender 12/5/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	875	875
State of Oregon Participating VRDN Series Floaters G 91, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,950	3,950
Tigard-Tualatin School District No. 23J Participating VRDN Series Floaters G69, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,800	2,800
		15,880
Pennsylvania - 1.9%
Allegheny County Participating VRDN Series Floaters XM 06 63, 1.68% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	1,800	1,800
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds Series Floaters E72, 1.75%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	11,600	11,600
Participating VRDN:
Series Floaters E 111, 1.75% 10/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	7,900	7,900
Series Floaters XX 10 94, 1.61% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,670	6,670
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.73% 11/12/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	4,600	4,600
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Participating VRDN Series Floaters XG 02 01, 1.62% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,200	9,200
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series 15 ZF0174, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,000	1,000
Series Floaters YX 10 49, 1.61% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	10,430	10,430
1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,285	6,285
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.73% 11/12/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	5,020	5,020
Montgomery County Higher Ed. & Health Auth. Rev. Participating VRDN Series Floaters ZF 07 95, 1.63% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	465	465
Pennsylvania Econ. Dev. Fing. Auth. Rev. Participating VRDN Series Floaters 16 YX1028, 1.68% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,000	1,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series Floaters XF 24 54, 1.61% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,630	5,630
Series Floaters XG 01 80, 1.61% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	5,255	5,255
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 1.75%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	3,295	3,295
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN:
Series DBE 8032, 1.83% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	900	900
Series Floaters E 101, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	30,500	30,500
Philadelphia Auth. For Indl. Participating VRDN Series XG 02 53, 1.63% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,100	2,100
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN:
Series 2017, 1.61% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,760	3,760
Series Floaters XF 07 19, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,000	2,000
Westmoreland County Muni. Auth. Muni. Svc. Rev. Participating VRDN Series Floaters YX 10 75, 1.61% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,595	8,595
		128,005
Rhode Island - 0.1%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Participating VRDN Series Floaters XM 07 21, 1.61% 10/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	5,550	5,550
South Carolina - 1.3%
Berkeley County School District Bonds Series Solar 17 0030, 1.71%, tender 11/14/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	595	595
Columbia Wtrwks. & Swr. Rev.:
Bonds Series 2016 21, 1.71%, tender 10/10/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	985	985
Participating VRDN Series Floaters XM 04 42, 1.62% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,000	3,000
Lancaster County School District Bonds Series Solar 17 21, 1.71%, tender 12/5/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	595	595
Lexington County School District #1 Bonds Series Solar 0058, 1.71%, tender 10/31/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,100	1,100
Richland County School District #2 Gen. Oblig. Bonds Series 00 10, 1.7%, tender 12/26/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)(e)	3,670	3,670
South Carolina Jobs-Econ. Dev. Auth. Participating VRDN:
Series 2018 Floaters XL 00 79, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,800	4,800
Series Floaters BAML 50 04, 1.63% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	8,030	8,030
Series Floaters XF 07 43, 1.63% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	6,950	6,950
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 1.62% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	26,215	26,215
Series Floaters XG 01 49, 1.62% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	11,315	11,315
Series Floaters XG 02 20, 1.62% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,960	4,960
South Carolina Trans. Infrastructure Bank Rev.:
Bonds Series Floaters G 109, 1.78%, tender 4/1/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	1,100	1,100
Participating VRDN Series Floaters XM 06 91, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	15,000	15,000
		88,315
Tennessee - 1.3%
Greeneville Health & Edl. Facilities Board Participating VRDN:
Series Floaters XF 25 76, 1.62% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	13,190	13,190
Series Floaters XG 01 94, 1.62% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,535	5,535
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN:
Series Floaters XG 01 45, 1.62% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,985	3,985
Series Floaters XL 00 62, 1.64% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	1,100	1,100
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN:
Series 2014 ZF0208, 1.68% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,500	2,500
Series Floaters XM 04 46, 1.61% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,500	4,500
Sullivan County Health, Ed. and Hsg. Board Participating VRDN Series Floaters BAML 50 01, 1.63% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	49,745	49,745
Vanderbilt Hosp. Participating VRDN 1.62% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,300	8,300
		88,855
Texas - 6.1%
Abilene Participating VRDN Series Floaters G31, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	9,355	9,355
Alamo Cmnty. College District Rev. Bonds Series G-111, 1.78%, tender 5/1/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	300	300
Aldine Independent School District Participating VRDN Series Floaters XL 00 87, 1.61% 10/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	5,600	5,600
Bexar County Gen. Oblig. Participating VRDN Series Floaters G12, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,250	4,250
Brazos County Health Facilities Dev. Corp. Participating VRDN Series BAML 50 21, 1.71% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,000	3,000
Brazosport Independent School District Bonds Series 00 07, 1.7%, tender 1/2/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,725	1,725
City of Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series XM 02 88, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,000	5,000
Dallas County Util. and Reclamation District Participating VRDN Series Floaters CTFS G 99, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,375	2,375
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Floaters ZF 26 97, 1.6% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	6,000	6,000
Denton Independent School District Participating VRDN Series Floaters XF 06 48, 1.61% 10/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	6,195	6,195
Eclipse Fdg. Trust Various States Bonds Series 2019, 1.71%, tender 12/5/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,620	3,620
El Paso Gen. Oblig. Participating VRDN Series RBC G 59, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,500	2,500
Frisco Independent School District Bonds Series Solar 0002, 1.71%, tender 11/21/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,100	1,100
Harris County Gen. Oblig. Participating VRDN Series Clipper 09 73, 1.61% 10/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	39,700	39,700
Harris County Health Facilities Dev. Corp. Rev. Participating VRDN Series 16 ZF 03 12, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,870	9,870
Harris County Metropolitan Trans. Auth. Participating VRDN Series 16 ZM0164, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	9,500	9,500
Hays Consolidated Independent School District Bonds Series Solar 0050, 1.71%, tender 10/10/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	780	780
Houston Cmnty. College Sys. Rev. Participating VRDN Series Floaters ZF 06 19, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,665	6,665
Houston Gen. Oblig. Participating VRDN Series Floater 2018 G21, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	6,100	6,100
Houston Util. Sys. Rev. Participating VRDN Series 16 XM 0235, 1.61% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,405	2,405
Humble Independent School District Participating VRDN Series Floaters XF 26 63, 1.61% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	6,600	6,600
Hutto Independent School District Participating VRDN Series Floaters G 76, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	6,655	6,655
Klein Independent School District Participating VRDN Series ROCS II R 11942, 1.61% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	5,145	5,145
Lamar Consolidated Independent School District Participating VRDN Series Floaters G 18, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	9,200	9,200
Laredo Gen. Oblig. Participating VRDN Series RBC G 60, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,620	4,620
Leander Independent School District Participating VRDN:
Series Floaters G 62, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,500	2,500
Series Floaters G34, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,000	2,000
Lower Colorado River Auth. Rev. Participating VRDN Series Floaters E 128, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,140	2,140
Midlothian Independent School District Participating VRDN Series Floaters ZM 06 02, 1.61% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,900	3,900
New Caney Independent School District Participating VRDN Series XM 07 55, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,500	2,500
New Hope Cultural Ed. Facilities Finc Participating VRDN:
Series Floaters XF 05 99, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	6,040	6,040
Series Floaters XF 07 10, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,985	3,985
North Texas Tollway Auth. Rev. Bonds Series G-112, 1.78%, tender 1/2/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	2,930	2,930
Northwest Independent School District Participating VRDN Series Floaters G 94, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,750	4,750
Princeton Independent School District Participating VRDN Series Floaters G14, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,000	5,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series Floaters XM 03 77, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	26,625	26,625
San Antonio Gen. Oblig. Participating VRDN Series Floaters ZF 25 71, 1.61% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,500	5,500
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series Floaters XF 06 41, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,750	3,750
San Antonio Pub. Facilities Corp. Lease Rev. Participating VRDN Series 16 ZF 0456, 1.61% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	7,465	7,465
San Antonio Wtr. Sys. Rev. Participating VRDN Series Floaters ZF 28 14, 1.62% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	1,755	1,755
Spring Branch Independent School District Participating VRDN Series Floaters XM 07 16, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,180	6,180
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 XF0411, 1.63% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,000	2,000
Series 16 ZF 0282, 1.62% 10/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	7,760	7,760
Series Floaters XF 27 38, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,700	7,700
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN:
Series Floaters XM 04 02, 1.61% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,100	2,100
Series Floaters XM 06 98, 1.62% 10/7/19 (Liquidity Facility Cr. Suisse AG) (a)(c)(d)	2,785	2,785
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 0028, 1.63% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,150	1,150
Texas A&M Univ. Rev. Participating VRDN Series Floaters XM 04 43, 1.61% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	11,430	11,430
Texas Gen. Oblig. Participating VRDN:
Series 2016 9, 1.75% 10/1/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	16,450	16,450
Series Floaters G 65, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	7,800	7,800
Series Floaters XF 07 32, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	8,925	8,925
Series Floaters XM 04 04, 1.61% 10/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	7,500	7,500
Series MS 3390, 1.61% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,000	4,000
Texas State Univ. Sys. Fing. Rev. Participating VRDN Series Floaters XF 06 61, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,750	3,750
Texas Wtr. Dev. Board Rev. Participating VRDN:
Series Floaters XF 07 13, 1.62% 10/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	3,600	3,600
Series Floaters XF 07 14, 1.61% 10/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	3,750	3,750
Series Floaters XF 25 57, 1.61% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	6,720	6,720
Series Floaters XF 27 17, 1.6% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	10,190	10,190
Series Floaters XF 27 30, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,200	5,200
Series Floaters XG 02 11, 1.61% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	10,000	10,000
Series Floaters XM 06 85, 1.6% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	34,785	34,785
Series Floaters ZM 05 87, 1.61% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,750	3,750
Series XF 06 25, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,700	2,700
Wells Fargo Stage Trs Var States Participating VRDN Series Floaters XF 23 21, 1.61% 10/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	2,400	2,400
Whitehouse Independent School District Participating VRDN Series Floaters G10, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,700	2,700
Williamson County Gen. Oblig. Participating VRDN Series Floaters G70, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,000	4,000
		418,425
Utah - 0.1%
Utah County Hosp. Rev. Participating VRDN:
Series Floaters XF 26 28, 1.61% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,300	4,300
Series Floaters XG 01 71, 1.64% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,050	3,050
Series Floaters XM 07 32, 1.61% 10/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	1,920	1,920
		9,270
Vermont - 0.0%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 1.62% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,225	2,225
Virginia - 1.3%
Fairfax County Indl. Dev. Auth. Participating VRDN:
Series 15 ZF0166, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,500	7,500
Series Floaters XG 01 91, 1.61% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	16,400	16,400
Series MS 3309, 1.61% 10/7/19 (Liquidity Facility Cr. Suisse AG) (a)(c)(d)	2,300	2,300
Hampton Roads Sanitation District Wastewtr. Rev. Bonds Series Solar 0064, 1.71%, tender 10/31/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,300	2,300
Loudoun County Gen. Oblig. Bonds Series Solar 2017 38, 1.71%, tender 10/10/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	700	700
Lynchburg Econ. Dev. Participating VRDN Series Floaters XG 01 47, 1.62% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,040	1,040
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series EGL 17 0005, 1.78%, tender 10/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)(e)	35,090	35,090
Univ. of Virginia Gen. Rev.:
Bonds Series Solar 17 17, 1.71%, tender 11/28/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	590	590
Participating VRDN:
Series 15 ZF0173, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,000	5,000
Series Floaters XF 06 26, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,125	3,125
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series Floaters XF 06 59, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,400	3,400
Virginia Gen. Oblig. Bonds Series 2016 11, 1.71%, tender 10/31/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	495	495
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.78%, tender 2/3/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	1,800	1,800
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series Floaters XM 04 48, 1.61% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,500	7,500
1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,015	1,015
		88,255
Washington - 2.6%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN:
Series 15 XF2158, 1.61% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	8,655	8,655
Series Floaters XF 05 33, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,250	2,250
Centralia School District No. 401 Participating VRDN Series Floaters G74, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,500	4,500
Commonspirit Health Participating VRDN Series XF 1017, 1.62% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,700	9,700
King & Snohomish Counties School District #417 Northshore Participating VRDN Series Floaters G 83, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,135	4,135
King County Pub. Hosp. District #2 Participating VRDN Series Floaters G 79, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,955	1,955
King County Shoreline School District # 412 Gen. Oblig. Participating VRDN Series Floaters XF 27 29, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	8,000	8,000
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 1.6% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	36,085	36,085
Series Putters 15 XM0012, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	8,105	8,105
Series ROC II R 11962, 1.61% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	2,200	2,200
Seattle Muni. Lt. & Pwr. Rev.:
Bonds:
Series Solar 0055, 1.7%, tender 12/26/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,670	1,670
Series Solar 17 19, 1.71%, tender 11/28/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	595	595
Participating VRDN:
Series Floaters FG 02 26, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,455	5,455
Series Floaters XF 06 64, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,165	5,165
Series Floaters XF 06 65, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,000	3,000
Seattle Wtr. Sys. Rev. Bonds Series Solar 17 5, 1.71%, tender 10/24/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,175	1,175
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series Floaters XM 06 80, 1.64% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	7,000	7,000
Series Floaters XM 06 81, 1.64% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	11,970	11,970
Washington Gen. Oblig. Participating VRDN:
Series 15 ZM0121, 1.61% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,000	5,000
Series Floaters XF 25 39, 1.61% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,900	3,900
Series Floaters XM 06 94, 1.61% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	4,985	4,985
Series MS 33 864X, 1.61% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	1,700	1,700
Series ROC II R 14074, 1.61% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,900	3,900
Series XF 0294, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,000	6,000
1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,250	2,250
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0132, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,205	9,205
Series 15 XF0148, 1.61% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	6,465	6,465
Series 2015 XF0150, 1.61% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,655	3,655
Series Floaters XF 25 27, 1.61% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	2,875	2,875
Washington State Motor Vehicle Fuel Tax Auth. Gen. Oblig. Participating VRDN Series XL 00 39, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,530	2,530
		174,080
Wisconsin - 0.8%
Agnesian Healthcare Participating VRDN Series Floaters XF 24 83, 1.62% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,215	4,215
Milwaukee Metropolitan Swr. District Bonds Series Solar 0036, 1.7%, tender 12/12/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	700	700
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 36, 1.62% 10/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	4,955	4,955
Wisconsin Health & Edl. Facilities Participating VRDN:
Series Floaters XF 06 14, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,810	4,810
Series Floaters XF 07 41, 1.61% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,100	4,100
Series Floaters XF 24 18, 1.61% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	5,000	5,000
Series Floaters XF 25 41, 1.61% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	6,600	6,600
Series Floaters XG 02 40, 1.62% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,870	1,870
Series Floaters ZF 26 36, 1.61% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,800	4,800
Series XM 04 79, 1.61% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,500	4,500
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters 3184, 1.61% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	7,260	7,260
Wisconsin Hsg. & Econ. Dev. Auth. Participating VRDN Series Floaters YX 26 90, 1.61% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,465	4,465
		53,275
TOTAL TENDER OPTION BOND
(Cost $3,331,783)		3,331,783

Other Municipal Security - 12.4%
Alabama - 0.1%
Huntsville Health Care Auth. Rev. Series 2019, 1.42% 10/9/19, CP	9,000	9,000
California - 0.1%
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 1.68%, tender 1/2/20 (Liquidity Facility Royal Bank of Canada) (a)(f)	5,670	5,670
Series 2010 B, SIFMA Municipal Swap Index + 0.100% 1.68%, tender 1/2/20 (Liquidity Facility Royal Bank of Canada) (a)(f)	2,410	2,410
		8,080
Colorado - 0.0%
Colorado Gen. Fdg. Rev. TRAN Series 2019, 5% 6/26/20	340	349
Connecticut - 0.5%
Connecticut Gen. Oblig. Bonds:
Series 2012 A, 2.83% 4/15/20 (a)(f)	2,200	2,212
Series 2012 C, 5% 6/1/20	2,790	2,859
Series 2013 A, 5% 10/15/19	4,100	4,105
Series 2014 H, 5% 11/15/19	1,100	1,104
Series 2017 A, 5% 4/15/20	2,775	2,830
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2010 A, 5% 11/1/19	1,000	1,003
Series 2013 A, 5% 10/1/19	2,100	2,100
Series 2018 A, 5% 1/1/20	1,425	1,436
Series 2018 B, 5% 10/1/19	8,500	8,500
Hbr. Point Infra Impt. District Bonds Series 2010 A, 7.875% 4/1/20 (Pre-Refunded to 4/1/20 @ 100)	905	934
Milford Gen. Oblig. BAN Series 2018, 3% 11/4/19	4,980	4,984
North Haven Gen. Oblig. BAN Series 2018, 3% 11/7/19	5,400	5,405
		37,472
Florida - 1.3%
Miami-Dade County School District TAN Series 2019:
2% 2/27/20	11,300	11,328
3% 2/27/20	20,000	20,136
Palm Beach County School District TAN Series 2019, 2.25% 8/28/20 (g)	45,700	46,087
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 1.88%, tender 4/27/20 (a)(f)	1,000	1,000
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 1.83%, tender 4/27/20 (a)(f)	3,800	3,800
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 1.88%, tender 4/27/20 (a)(f)	5,300	5,300
		87,651
Georgia - 0.5%
Atlanta Arpt. Rev. Series K1, 1.45% 10/1/19, LOC PNC Bank NA, CP	4,409	4,409
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.68%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	19,465	19,465
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.68%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	10,855	10,855
		34,729
Illinois - 0.5%
Illinois Fin. Auth. Ed. Rev. Series 2019, 1.43% 10/17/19, LOC PNC Bank NA, CP	20,440	20,440
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 1.88%, tender 4/27/20 (a)(f)	600	600
Series 2012 H, 1.43% tender 10/24/19, CP mode	13,900	13,900
		34,940
Kansas - 0.0%
Wichita Gen. Oblig. BAN Series 2019 296, 3% 10/15/19	1,150	1,151
Kentucky - 1.4%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.46% tender 10/9/19, CP mode	9,700	9,700
Kentucky Asset/Liability Commission Gen. Fund Rev. TRAN Series 2019 A, 3% 6/25/20	84,700	85,678
		95,378
Massachusetts - 0.6%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 1992, 1.4% tender 10/24/19, CP mode	13,270	13,270
Somerville Gen. Oblig. BAN Series A, 2.25% 6/5/20	25,751	25,878
		39,148
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.83%, tender 4/27/20 (a)(f)	500	500
Michigan Hosp. Fin. Auth. Rev. Bonds Series 2010 F4, 1.95%, tender 4/1/20 (a)	1,285	1,289
		1,789
Montana - 0.2%
Montana Board of Invt. Bonds:
(INTERCAP Revolving Prog.) Series 2010, 1.87%, tender 3/2/20 (a)	6,335	6,335
Series 2007, 1.87%, tender 3/2/20 (a)	6,165	6,165
		12,500
Nebraska - 0.2%
Central Plains Energy Proj. Bonds Series 2014, 5%, tender 12/1/19 (Liquidity Facility Royal Bank of Canada) (a)	1,475	1,484
Omaha Pub. Pwr. District Elec. Rev. Series A, 1.4% 11/13/19, CP	9,800	9,800
		11,284
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series 1990 B:
1.44% tender 10/30/19, CP mode	23,600	23,600
1.47% tender 10/17/19, CP mode	2,900	2,900
		26,500
New Jersey - 0.8%
Bergen County Gen. Oblig. BAN Series 2018 B, 3.25% 12/12/19	26,300	26,366
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.) Series 2018 1, 3.25% 11/26/19	3,600	3,606
Camden County BAN Series 2018 A, 3% 10/23/19	5,196	5,199
Hudson County Impt. Auth. Rev. BAN Series 2019 C, 2.5% 9/18/20 (Hudson County Gen. Oblig. Guaranteed)	1,400	1,414
Montgomery Township Gen. Oblig. BAN Series 2019, 2% 8/28/20	2,900	2,919
New Jersey Econ. Dev. Auth. Rev. Bonds Series 2011 EE, 5% 9/1/20 (Escrowed to Maturity)	3,570	3,689
Ocean City Gen. Oblig. Bonds Series 2019, 4% 9/15/20 (g)	3,690	3,779
Wayne Township Wtr. Util. BAN Series 2019, 2.5% 6/24/20	7,700	7,756
		54,728
Ohio - 0.2%
American Muni. Pwr. BAN Series 2018, 3% 12/5/19 (Ohio Gen. Oblig. Guaranteed)	1,435	1,437
Belmont County BAN Series 2019, 2% 8/27/20	1,505	1,514
Fairfield County Gen. Oblig. BAN Series 2018, 3% 4/29/20	2,000	2,013
Hudson City Gen. Oblig. BAN Series 2018, 3.5% 12/19/19	2,100	2,106
Lake County Gen. Oblig. BAN Series 2019, 3% 1/16/20	3,000	3,008
Mayfield Heights Gen. Oblig. BAN Series 2019, 3% 4/2/20 (Ohio Gen. Oblig. Guaranteed)	1,600	1,609
Newark Gen. Oblig. BAN Series 2019, 2.25% 10/1/20 (g)	1,000	1,007
Union Township Clermont County Gen. Oblig. BAN Series 2019, 2.25% 9/2/20 (Ohio Gen. Oblig. Guaranteed)	2,000	2,016
		14,710
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A, 1.55% 10/3/19 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,800	4,800
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, SIFMA Municipal Swap Index + 0.350% 1.93%, tender 4/27/20 (a)(f)	1,590	1,590
		6,390
Pennsylvania - 0.0%
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. Bonds Series 2009 A, 6.25% 10/15/19 (Pre-Refunded to 10/15/19 @ 100)	1,035	1,037
South Carolina - 0.2%
Charleston County School District BAN Series 2019 A, 2.5% 11/15/19	12,035	12,049
Tennessee - 1.0%
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev.:
Series 2018 A, 1.43% 11/20/19, LOC State Street Bank & Trust Co., Boston, CP	29,900	29,900
Series A:
1.4% 11/13/19, LOC State Street Bank & Trust Co., Boston, CP	25,000	25,000
1.43% 12/4/19, LOC State Street Bank & Trust Co., Boston, CP	10,000	10,000
		64,900
Texas - 3.9%
Austin Elec. Util. Sys. Rev. Series A, 1.72% 10/2/19 (Liquidity Facility JPMorgan Chase Bank), CP	5,800	5,800
Brownsville Util. Sys. Rev. Series A, 1.56% 11/7/19, LOC MUFG Union Bank NA, CP	2,900	2,900
Garland Series 15, 1.52% 12/3/19, LOC Citibank NA, CP	2,900	2,900
Garland Util. Sys. Rev.:
Series 18, 1.48% 12/3/19, LOC Bank of America NA, CP	3,000	3,000
Series 2018, 1.35% 11/1/19, LOC Bank of America NA, CP	8,100	8,100
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, SIFMA Municipal Swap Index + 0.200% 1.78%, tender 4/27/20 (a)(f)	2,900	2,900
Series 2014 B, 2.16%, tender 12/1/19 (a)	4,900	4,901
Harris County Flood District Cont. Ctfs. of Prtn. Series H:
1.37% 11/7/19 (Liquidity Facility JPMorgan Chase Bank), CP	4,300	4,300
1.38% 11/7/19 (Liquidity Facility JPMorgan Chase Bank), CP	20,560	20,560
1.57% 10/10/19 (Liquidity Facility JPMorgan Chase Bank), CP	2,900	2,900
Harris County Metropolitan Trans. Auth.:
Series 2019, 1.68% 10/3/19 (Liquidity Facility JPMorgan Chase Bank), CP	18,400	18,400
Series A1:
1.42% 12/11/19 (Liquidity Facility JPMorgan Chase Bank), CP	19,950	19,950
1.59% 10/24/19 (Liquidity Facility JPMorgan Chase Bank), CP	10,450	10,450
Series A3, 1.41% 10/17/19 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	13,000	13,000
Lower Colorado River Auth. Rev. Series B, 1.5% 10/3/19, LOC State Street Bank & Trust Co., Boston, CP	6,500	6,500
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, BMA Municipal Swap Index + 0.300% 1.88%, tender 4/27/20 (a)(f)	8,400	8,400
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 1.88%, tender 4/27/20 (a)(f)	2,400	2,400
Texas Gen. Oblig. TRAN Series 2019, 4% 8/27/20	114,100	116,860
Univ. of Texas Board of Regents Sys. Rev. Series A, 1.48% 11/7/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,600	5,600
Univ. of Texas Permanent Univ. Fund Rev. Series 2019, 1.55% 10/22/19, CP	3,800	3,800
		263,621
Wisconsin - 0.4%
Madison Metropolitan School District TRAN Series 2019, 2.25% 9/4/20	27,100	27,330
TOTAL OTHER MUNICIPAL SECURITY
(Cost $844,736)		844,736
	Shares (000s)	Value (000s)

Investment Company - 5.6%
Fidelity Tax-Free Cash Central Fund 1.66% (h)(i)	382,364
(Cost $382,398)		382,398
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $6,763,778)		6,763,778
NET OTHER ASSETS (LIABILITIES) - 0.8%		57,568
NET ASSETS - 100%		$6,821,346

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION N

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $61,245,000 or 0.9% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon rates are determined by re-marketing agents based on current market conditions.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $99,700,000 or 1.5% of net assets.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Alamo Cmnty. College District Rev. Bonds Series G-111, 1.78%, tender 5/1/20 (Liquidity Facility Royal Bank of Canada)	9/26/19	$300
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series Floaters E72, 1.75%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 1/19/18	$11,600
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.78%, tender 1/2/20 (Liquidity Facility Royal Bank of Canada)	7/12/18	$1,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.73% 11/12/19 (Liquidity Facility Barclays Bank PLC)	1/18/18 - 1/18/19	$4,600
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.73% 11/12/19 (Liquidity Facility Barclays Bank PLC)	6/29/17 - 11/21/18	$5,960
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.76%, tender 4/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19	$3,150
Dignity Health Participating VRDN Series 17 04, 1.7% 11/12/19 (Liquidity Facility Barclays Bank PLC)	10/5/17 - 1/18/19	$2,590
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.73% 11/12/19 (Liquidity Facility Barclays Bank PLC)	8/16/18 - 3/4/19	$11,820
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.73% 11/12/19 (Liquidity Facility Barclays Bank PLC)	1/17/19	$5,020
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.73% 11/12/19 (Liquidity Facility Barclays Bank PLC)	9/14/17 - 4/5/19	$2,175
North Texas Tollway Auth. Rev. Bonds Series G-112, 1.78%, tender 1/2/20 (Liquidity Facility Royal Bank of Canada)	6/6/19	$2,930
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.73% 11/12/19 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 7/13/18	$2,700
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.78%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$900
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 1.75%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada)	2/2/18 - 10/9/18	$3,295
Richland County School District #2 Gen. Oblig. Bonds Series 00 10, 1.7%, tender 12/26/19 (Liquidity Facility U.S. Bank NA, Cincinnati)	9/26/19	$3,670
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.78%, tender 4/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19	$1,100
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series EGL 17 0005, 1.78%, tender 10/5/19 (Liquidity Facility Citibank NA)	5/18/17 - 9/7/18	$35,090
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.78%, tender 2/3/20 (Liquidity Facility Royal Bank of Canada)	8/2/18	$1,800

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$2,589
Total	$2,589

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $6,381,380)	$6,381,380
Fidelity Central Funds (cost $382,398)	382,398
Total Investment in Securities (cost $6,763,778)		$6,763,778
Cash		8
Receivable for investments sold		90,405
Receivable for fund shares sold		75,082
Interest receivable		18,866
Distributions receivable from Fidelity Central Funds		441
Prepaid expenses		13
Receivable from investment adviser for expense reductions		207
Other receivables		62
Total assets		6,948,862
Liabilities
Payable for investments purchased
Regular delivery	$42,530
Delayed delivery	50,874
Payable for fund shares redeemed	31,647
Distributions payable	1,178
Accrued management fee	785
Other affiliated payables	383
Other payables and accrued expenses	119
Total liabilities		127,516
Net Assets		$6,821,346
Net Assets consist of:
Paid in capital		$6,820,940
Total accumulated earnings (loss)		406
Net Assets		$6,821,346
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($6,817,125 ÷ 6,815,414 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($391 ÷ 391 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($1,061 ÷ 1,061 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($2,769 ÷ 2,767 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2019 (Unaudited)
Investment Income
Interest		$52,480
Income from Fidelity Central Funds		2,589
Total income		55,069
Expenses
Management fee	$4,807
Transfer agent fees	2,060
Distribution and service plan fees	3
Accounting fees and expenses	287
Custodian fees and expenses	26
Independent trustees' fees and expenses	14
Registration fees	128
Audit	21
Legal	3
Miscellaneous	15
Total expenses before reductions	7,364
Expense reductions	(1,166)
Total expenses after reductions		6,198
Net investment income (loss)		48,871
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	321
Fidelity Central Funds	2
Total net realized gain (loss)		323
Net increase in net assets resulting from operations		$49,194

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$48,871	$87,710
Net realized gain (loss)	323	197
Net increase in net assets resulting from operations	49,194	87,907
Distributions to shareholders	(48,861)	(87,704)
Share transactions - net increase (decrease)	(304,208)	2,632,164
Total increase (decrease) in net assets	(303,875)	2,632,367
Net Assets
Beginning of period	7,125,221	4,492,854
End of period	$6,821,346	$7,125,221

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Tax-Exempt Portfolio Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.007	.014	.008	.004	–A	–A
Net realized and unrealized gain (loss)	–A	–A	–A	.001	.001	–A
Total from investment operations	.007	.014	.008	.005	.001	–A
Distributions from net investment income	(.007)	(.014)	(.008)	(.004)	–A	–A
Distributions from net realized gain	–	–	–	(.001)	(.001)	–A
Total distributions	(.007)	(.014)	(.008)	(.005)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.71%	1.40%	.84%	.50%	.08%	.03%
Ratios to Average Net AssetsD,E
Expenses before reductions	.21%F	.22%	.22%	.22%	.22%	.22%
Expenses net of fee waivers, if any	.18%F	.18%	.18%	.18%	.05%	.06%
Expenses net of all reductions	.18%F	.18%	.18%	.18%	.05%	.06%
Net investment income (loss)	1.42%F	1.40%	.86%	.44%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$6,817	$7,113	$4,488	$2,262	$1,429	$2,166

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio Class II

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.012	.007	.003	–A	–A
Net realized and unrealized gain (loss)	–A	–A	–A	–A	.001	–A
Total from investment operations	.006	.012	.007	.003	.001	–A
Distributions from net investment income	(.006)	(.012)	(.007)	(.003)	–A	–A
Distributions from net realized gain	–	–	–	(.001)	(.001)	–A
Total distributions	(.006)	(.012)	(.007)	(.003)B	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.64%	1.24%	.69%	.35%	.08%	.03%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%G	.36%	.37%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.33%G	.33%	.33%	.33%	.06%	.06%
Expenses net of all reductions	.33%G	.33%	.33%	.33%	.05%	.06%
Net investment income (loss)	1.27%G	1.25%	.71%	.29%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$–H	$–H	$–H	$–H	$1	$12

 A Amount represents less than $.0005 per share.

 B Total distributions of $.003 per share is comprised of distributions from net investment income of $.0027 and distributions from net realized gain of $.0007 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount represents less than $500,000.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio Class III

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.011	.006	.002	–A	–A
Net realized and unrealized gain (loss)	–A	–A	–A	.001	.001	–A
Total from investment operations	.006	.011	.006	.003	.001	–A
Distributions from net investment income	(.006)	(.011)	(.006)	(.002)	–A	–A
Distributions from net realized gain	–	–	–	(.001)	(.001)	–A
Total distributions	(.006)	(.011)	(.006)	(.003)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.59%	1.14%	.59%	.25%	.08%	.03%
Ratios to Average Net AssetsD,E
Expenses before reductions	.46%F	.46%	.46%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.43%F	.43%	.43%	.39%	.06%	.06%
Expenses net of all reductions	.43%F	.43%	.43%	.39%	.06%	.06%
Net investment income (loss)	1.17%F	1.15%	.61%	.23%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$1	$2	$3	$5	$215	$285

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio Select Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.007	.013	.008	.004	–A	–A
Net realized and unrealized gain (loss)	–A	–A	–A	–A	.001	–A
Total from investment operations	.007	.013	.008	.004	.001	–A
Distributions from net investment income	(.007)	(.013)	(.008)	(.004)	–A	–A
Distributions from net realized gain	–	–	–	(.001)	(.001)	–A
Total distributions	(.007)	(.013)	(.008)	(.004)B	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.69%	1.35%	.79%	.44%	.08%	.03%
Ratios to Average Net AssetsE,F
Expenses before reductions	.27%G	.27%	.27%	.27%	.27%	.27%
Expenses net of fee waivers, if any	.23%G	.23%	.23%	.23%	.06%	.06%
Expenses net of all reductions	.23%G	.23%	.23%	.23%	.06%	.06%
Net investment income (loss)	1.37%G	1.35%	.81%	.39%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$3	$10	$1	$–H	$4	$4

 A Amount represents less than $.0005 per share.

 B Total distributions of $.004 per share is comprised of distributions from net investment income of $.0037 and distributions from net realized gain of $.0007 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount represents less than $500,000.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2019
(Amounts in thousands except percentages)

1. Organization.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio, Prime Reserves Portfolio and Tax-Exempt Portfolio (the Funds) are funds of Fidelity Colchester Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund offers Class I, Class II, Class III and Select Class shares. Prime Money Market Portfolio, Treasury Only Portfolio and Treasury Portfolio also offer Class IV and Institutional Class shares. Government Portfolio, Money Market Portfolio and Prime Reserves Portfolio also offer Institutional Class shares. Shares of Money Market Portfolio and Tax-Exempt Portfolio are only available for purchase by retail shareholders. All classes have equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund except for Tax-Exempt Portfolio offers conversion privileges from Class I to Institutional Class for eligible shareholders.

In accordance with amendments to Rule 2a-7 of the 1940 Act, Prime Money Market Portfolio and Prime Reserves Portfolio (the Institutional Funds) have each been designated an institutional money market fund, and the value of their shares are calculated to four decimal places that fluctuates based upon changes in the value of their investments.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Institutional Fund's investments to the Fair Value Committee (the Committee) established by the Institutional Funds' investment adviser. In accordance with valuation policies and procedures approved by the Board, each Institutional Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Institutional Funds' valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Institutional Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Institutional Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities, U.S. government and government agency obligations, commercial paper, certificates of deposit, master notes and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio and Tax-Exempt Portfolio as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in each Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in each accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Treasury Portfolio	$239
Government Portfolio	826
Money Market Portfolio	903
Prime Money Market Portfolio	423
Tax-Exempt Portfolio	60

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Treasury Only Portfolio	$25,791,748	$–	$–	$–
Treasury Portfolio	29,167,247	–	–	–
Government Portfolio	132,322,843	–	–	–
Money Market Portfolio	68,540,776	–	–	–
Prime Money Market Portfolio	8,788,667	510	(223)	287
Prime Reserves Portfolio	8,810,258	539	(230)	309
Tax-Exempt Portfolio	6,763,778	–	–	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term
Government Portfolio	$(166)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds along with other registered investment companies having management contracts with Fidelity Management and Research Company (FMR), an affiliate of SelectCo, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. For Treasury Only Portfolio, Treasury Portfolio and Government Portfolio, repurchase agreements may be collateralized by cash or government securities. For Prime Money Market Portfolio, Money Market Portfolio, Prime Reserves Portfolio and Tax-Exempt Portfolio, repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance their yield, the Funds may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, each applicable fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Funds may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of each applicable Fund's Schedule of Investments and the cash proceeds are recorded as a liability in each applicable fund's accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. At period end, there were no reverse repurchase agreements outstanding. During the period, the average principal balance of reverse repurchase transactions and the weighted average interest rate with payments included in the Statement of Operations as a component of interest expense is as follows:

	Average Loan Balance	Weighted Average Interest Rate
Money Market Portfolio	$77,133	2.10%
Prime Reserves Portfolio	13,543	1.94%

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .14% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Class II, Class III and Select Class of each Fund pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service fee based on an annual percentage of each class' average net assets. Class IV of Treasury Only Portfolio, Treasury Portfolio and Prime Money Market Portfolio pays FDC separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee
Class II	.00%	.15%
Class III	.00%	.25%
Class IV	.25%	.25%
Select Class	.00%	.05%

	Total Fees	Retained by FDC
Treasury Only Portfolio:
Class II	$455	$–
Class III	1,132	–
Class IV	268	–(a)
Select Class	69	3
	$1,924	$3
Treasury Portfolio:
Class II	$515	$–
Class III	3,101	–
Class IV	2,921	–
Select Class	60	–
	$6,597	$–
Government Portfolio:
Class II	$607	$–
Class III	3,829	–
Select Class	94	1
	$4,530	$1
Money Market Portfolio:
Class II	$353	$–
Class III	38	–
Select Class	9	1
	$400	$1
Prime Money Market Portfolio:
Class II	$9	$–
Class III	17	–(a)
Class IV	–(a)	–(a)
Select Class	3	–(a)
	$29	$–(a)
Prime Reserves Portfolio:
Class II	$9	$1
Class III	2	2
Select Class	1	1
	$12	$4
Tax-Exempt Portfolio:
Class II	$–(a)	$–(a)
Class III	2	–
Select Class	1	1
	$3	$1

 (a) In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class, with the exception of Institutional Class, pays a transfer agent fee equal to an annual rate of .06% of class-level average net assets. Institutional Class pays a transfer agent fee equal to an annual rate of .03% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Treasury Only Portfolio
Class I	$2,234
Class II	182
Class III	272
Class IV	32
Select Class	82
Institutional Class	1,981
$4,783
Treasury Portfolio
Class I	$3,076
Class II	206
Class III	744
Class IV	350
Select Class	73
Institutional Class	1,972
$6,421
Government Portfolio
Class I	$9,599
Class II	243
Class III	919
Select Class	113
Institutional Class	12,202
$23,076
Money Market Portfolio
Class I	$7,080
Class II	141
Class III	9
Select Class	11
Institutional Class	5,589
$12,830
Prime Money Market Portfolio
Class I	$163
Class II	4
Class III	4
Class IV	–(a)
Select Class	4
Institutional Class	1,309
$1,484
Prime Reserves Portfolio
Class I	$1,066
Class II	4
Class III	–(a)
Select Class	1
Institutional Class	649
$1,720
Tax-Exempt Portfolio
Class I	$2,059
Class II	–(a)
Class III	–(a)
Select Class	1
$2,060

 (a) In the amount of less than five hundred dollars.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Treasury Only Portfolio	.01
Treasury Portfolio	.01
Government Portfolio	–(a)
Money Market Portfolio	–(a)
Prime Money Market Portfolio	.01
Prime Reserves Portfolio	.01
Tax-Exempt Portfolio	.01

 (a) Amount represents less than .005%.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

		Average Loan Balance	Weighted Average Interest Rate
Money Market Portfolio	Lender	$60,325	2.38%
Prime Reserves Portfolio	Lender	10,897	2.58%

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount
Government Portfolio	$4

5. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Treasury Only Portfolio
Class I	.18%	$1,187
Class II	.33%	96
Class III	.43%	145
Class IV	.68%	18
Select Class	.23%	45
Institutional Class	.14%	2,764
Treasury Portfolio
Class I	.18%	$1,550
Class II	.33%	104
Class III	.43%	374
Class IV	.68%	173
Select Class	.23%	36
Institutional Class	.14%	2,649
Government Portfolio
Class I	.18%	$4,877
Class II	.33%	119
Class III	.43%	466
Select Class	.23%	57
Institutional Class	.14%	16,385
Money Market Portfolio
Class I	.18%	$3,458
Class II	.33%	69
Class III	.43%	4
Select Class	.23%	5
Institutional Class	.14%	7,332
Prime Money Market Portfolio
Class I	.18%	$88
Class II	.33%	2
Class III	.43%	2
Class IV	.68%	–(a)
Select Class	.23%	2
Institutional Class	.14%	1,845
Prime Reserves Portfolio
Class I	.18%	$797
Class II	.33%	3
Class III	.43%	–(a)
Select Class	.23%	1
Institutional Class	.14%	1,188
Tax-Exempt Portfolio
Class I	.18%	$1,163
Class II	.33%	–(a)
Class III	.43%	–(a)
Select Class	.23%	1

 (a) In the amount of less than five hundred dollars.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Treasury Only Portfolio	$3
Treasury Portfolio	13
Government Portfolio	3
Tax-Exempt Portfolio	2

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2019	Year ended March 31, 2019
Treasury Only Portfolio
Distributions to shareholders
Class I	$78,755	$143,374
Class II	5,966	7,351
Class III	8,527	16,970
Class IV	893	1,785
Select Class	2,779	2,748
Institutional Class	142,507	167,163
Total	$239,427	$339,391
Treasury Portfolio
Distributions to shareholders
Class I	$111,879	$187,753
Class II	6,945	7,941
Class III	23,988	44,799
Class IV	9,833	14,278
Select Class	2,581	4,465
Institutional Class	145,170	198,636
Total	$300,396	$457,872
Government Portfolio
Distributions to shareholders
Class I	$347,892	$628,979
Class II	8,221	15,863
Class III	29,689	55,962
Select Class	3,951	10,424
Institutional Class	903,260	1,473,967
Total	$1,293,013	$2,185,195
Money Market Portfolio
Distributions to shareholders
Class I	$272,956	$366,046
Class II	5,098	4,372
Class III	317	3,201
Select Class	394	302
Institutional Class	437,777	536,313
Total	$716,542	$910,234
Prime Money Market Portfolio
Distributions to shareholders
Class I	$6,285	$17,365
Class II	125	347
Class III	137	191
Class IV	–	–(a)
Select Class	146	418
Institutional Class	101,928	211,549
Total	$108,621	$229,870
Prime Reserves Portfolio
Distributions to shareholders
Class I	$40,938	$57,391
Class II	136	116
Class III	15	46
Select Class	30	132
Institutional Class	50,719	74,138
Total	$91,838	$131,823
Tax-Exempt Portfolio
Distributions to shareholders
Class I	$48,822	$87,375
Class II	3	7
Class III	8	40
Select Class	28	282
Total	$48,861	$87,704

 (a) In the amount of less than five hundred dollars.

7. Share Transactions.

Share Transactions may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2019	Year ended March 31, 2019	Six months ended September 30, 2019	Year ended March 31, 2019
Treasury Only Portfolio
Class I
Shares sold	9,132,837	16,867,872	$9,132,837	$16,867,872
Reinvestment of distributions	40,389	81,692	40,389	81,692
Shares redeemed	(8,058,954)	(16,892,500)	(8,058,954)	(16,892,500)
Net increase (decrease)	1,114,272	57,064	$1,114,272	$57,064
Class II
Shares sold	686,587	1,124,688	$686,587	$1,124,688
Reinvestment of distributions	679	1,083	679	1,083
Shares redeemed	(597,443)	(862,345)	(597,443)	(862,345)
Net increase (decrease)	89,823	263,426	$89,823	$263,426
Class III
Shares sold	1,968,355	4,277,368	$1,968,355	$4,277,368
Reinvestment of distributions	3,403	7,234	3,403	7,234
Shares redeemed	(2,119,738)	(4,169,447)	(2,119,738)	(4,169,447)
Net increase (decrease)	(147,980)	115,155	$(147,980)	$115,155
Class IV
Shares sold	108,836	384,846	$108,836	$384,846
Reinvestment of distributions	893	1,785	893	1,785
Shares redeemed	(202,811)	(347,070)	(202,811)	(347,070)
Net increase (decrease)	(93,082)	39,561	$(93,082)	$39,561
Select Class
Shares sold	1,506,296	1,198,584	$1,506,296	$1,198,584
Reinvestment of distributions	1,318	1,346	1,318	1,346
Shares redeemed	(1,429,703)	(1,144,783)	(1,429,703)	(1,144,783)
Net increase (decrease)	77,911	55,147	$77,911	$55,147
Institutional Class
Shares sold	13,132,622	22,039,510	$13,132,622	$22,039,510
Reinvestment of distributions	103,827	108,627	103,827	108,627
Shares redeemed	(10,570,743)	(17,005,503)	(10,570,743)	(17,005,503)
Net increase (decrease)	2,665,706	5,142,634	$2,665,706	$5,142,634
Treasury Portfolio
Class I
Shares sold	31,218,396	59,788,639	$31,218,395	$59,788,640
Reinvestment of distributions	29,453	67,559	29,453	67,559
Shares redeemed	(32,438,223)	(58,238,210)	(32,438,223)	(58,238,210)
Net increase (decrease)	(1,190,374)	1,617,988	$(1,190,375)	$1,617,989
Class II
Shares sold	1,076,830	2,324,146	$1,076,830	$2,324,146
Reinvestment of distributions	2,327	1,169	2,327	1,169
Shares redeemed	(937,089)	(1,782,931)	(937,089)	(1,782,931)
Net increase (decrease)	142,068	542,384	$142,068	$542,384
Class III
Shares sold	5,110,898	8,198,113	$5,110,898	$8,198,113
Reinvestment of distributions	2,137	4,094	2,137	4,094
Shares redeemed	(4,973,446)	(8,556,713)	(4,973,446)	(8,556,713)
Net increase (decrease)	139,589	(354,506)	$139,589	$(354,506)
Class IV
Shares sold	704,017	1,734,007	$704,017	$1,734,007
Reinvestment of distributions	237	347	237	347
Shares redeemed	(710,810)	(1,442,914)	(710,810)	(1,442,914)
Net increase (decrease)	(6,556)	291,440	$(6,556)	$291,440
Select Class
Shares sold	521,588	910,548	$521,588	$910,548
Reinvestment of distributions	888	1,158	888	1,158
Shares redeemed	(516,971)	(1,049,717)	(516,971)	(1,049,717)
Net increase (decrease)	5,505	(138,011)	$5,505	$(138,011)
Institutional Class
Shares sold	74,180,569	122,810,974	$74,180,569	$122,810,974
Reinvestment of distributions	112,082	151,540	112,082	151,540
Shares redeemed	(69,115,870)	(123,500,040)	(69,115,870)	(123,500,040)
Net increase (decrease)	5,176,781	(537,526)	$5,176,781	$(537,526)
Government Portfolio
Class I
Shares sold	148,752,756	289,390,945	$148,752,756	$289,390,945
Reinvestment of distributions	101,207	179,727	101,207	179,727
Shares redeemed	(142,947,287)	(292,046,252)	(142,947,287)	(292,046,252)
Net increase (decrease)	5,906,676	(2,475,580)	$5,906,676	$(2,475,580)
Class II
Shares sold	1,919,516	2,560,684	$1,919,516	$2,560,684
Reinvestment of distributions	488	1,804	488	1,804
Shares redeemed	(2,126,304)	(2,470,042)	(2,126,304)	(2,470,042)
Net increase (decrease)	(206,300)	92,446	$(206,300)	$92,446
Class III
Shares sold	5,921,046	11,579,703	$5,921,046	$11,579,703
Reinvestment of distributions	9,064	16,752	9,064	16,752
Shares redeemed	(6,270,748)	(11,550,866)	(6,270,748)	(11,550,866)
Net increase (decrease)	(340,638)	45,589	$(340,638)	$45,589
Select Class
Shares sold	3,828,491	6,131,529	$3,828,491	$6,131,529
Reinvestment of distributions	3,089	6,069	3,089	6,069
Shares redeemed	(3,874,152)	(6,252,278)	(3,874,152)	(6,252,278)
Net increase (decrease)	(42,572)	(114,680)	$(42,572)	$(114,680)
Institutional Class
Shares sold	326,230,217	609,674,828	$326,230,217	$609,674,828
Reinvestment of distributions	600,431	1,007,890	600,431	1,007,890
Shares redeemed	(309,794,213)	(600,227,688)	(309,794,213)	(600,227,688)
Net increase (decrease)	17,036,435	10,455,030	$17,036,435	$10,455,030
Money Market Portfolio
Class I
Shares sold	14,183,335	25,813,993	$14,183,335	$25,813,993
Reinvestment of distributions	246,037	324,970	246,037	324,970
Shares redeemed	(10,852,190)	(16,543,114)	(10,852,190)	(16,543,114)
Net increase (decrease)	3,577,182	9,595,849	$3,577,182	$9,595,849
Class II
Shares sold	309,619	587,214	$309,619	$587,214
Reinvestment of distributions	4,790	4,163	4,790	4,163
Shares redeemed	(177,022)	(291,834)	(177,022)	(291,834)
Net increase (decrease)	137,387	299,543	$137,387	$299,543
Class III
Shares sold	5,426	284,097	$5,426	$284,097
Reinvestment of distributions	283	2,976	283	2,976
Shares redeemed	(11,638)	(385,995)	(11,638)	(385,995)
Net increase (decrease)	(5,929)	(98,922)	$(5,929)	$(98,922)
Select Class
Shares sold	14,186	29,862	$14,186	$29,862
Reinvestment of distributions	394	302	394	302
Shares redeemed	(5,336)	(13,181)	(5,336)	(13,181)
Net increase (decrease)	9,244	16,983	$9,244	$16,983
Institutional Class
Shares sold	26,364,535	40,205,108	$26,364,535	$40,205,108
Reinvestment of distributions	406,977	492,002	406,977	492,002
Shares redeemed	(18,288,027)	(23,608,922)	(18,288,027)	(23,608,922)
Net increase (decrease)	8,483,485	17,088,188	$8,483,485	$17,088,188
Prime Money Market Portfolio
Class I
Shares sold	2,125,481	7,333,547	$2,126,355	$7,336,948
Reinvestment of distributions	4,508	11,275	4,510	11,280
Shares redeemed	(2,273,991)	(7,435,118)	(2,274,924)	(7,438,548)
Net increase (decrease)	(144,002)	(90,296)	$(144,059)	$(90,320)
Class II
Shares sold	19,073	88,992	$19,079	$89,024
Reinvestment of distributions	81	190	81	190
Shares redeemed	(10,041)	(118,426)	(10,044)	(118,470)
Net increase (decrease)	9,113	(29,244)	$9,116	$(29,256)
Class III
Shares sold	702	8,262	$702	$8,265
Reinvestment of distributions	134	186	134	186
Shares redeemed	(906)	(2,886)	(906)	(2,887)
Net increase (decrease)	(70)	5,562	$(70)	$5,564
Class IV
Shares sold	–	–	$–	$–
Reinvestment of distributions	–(a)	–(a)	–(b)	–(b)
Shares redeemed	–	–	–	–
Net increase (decrease)	–(a)	–(a)	$–(b)	$–(b)
Select Class
Shares sold	16	430	$16	$431
Reinvestment of distributions	139	396	139	396
Shares redeemed	(405)	(18,981)	(405)	(18,990)
Net increase (decrease)	(250)	(18,155)	$(250)	$(18,163)
Institutional Class
Shares sold	26,735,098	61,720,399	$26,743,319	$61,741,607
Reinvestment of distributions	73,661	146,685	73,684	146,738
Shares redeemed	(26,767,236)	(64,538,078)	(26,775,549)	(64,560,402)
Net increase (decrease)	41,523	(2,670,994)	$41,454	$(2,672,057)
Prime Reserves Portfolio
Class I
Shares sold	2,387,956	4,314,991	$2,388,631	$4,316,094
Reinvestment of distributions	32,097	43,430	32,106	43,442
Shares redeemed	(1,768,708)	(2,913,383)	(1,769,213)	(2,914,100)
Net increase (decrease)	651,345	1,445,038	$651,524	$1,445,436
Class II
Shares sold	11,306	15,243	$11,309	$15,246
Reinvestment of distributions	136	116	136	116
Shares redeemed	(12,169)	(414)	(12,172)	(414)
Net increase (decrease)	(727)	14,945	$(727)	$14,948
Class III
Shares sold	28	3,311	$28	$3,312
Reinvestment of distributions	15	46	15	46
Shares redeemed	(2,980)	(310)	(2,981)	(310)
Net increase (decrease)	(2,937)	3,047	$(2,938)	$3,048
Select Class
Shares sold	2,920	10,080	$2,921	$10,083
Reinvestment of distributions	29	132	29	132
Shares redeemed	(2,743)	(11,976)	(2,744)	(11,979)
Net increase (decrease)	206	(1,764)	$206	$(1,764)
Institutional Class
Shares sold	3,281,998	6,228,311	$3,282,979	$6,229,892
Reinvestment of distributions	46,068	65,958	46,081	65,975
Shares redeemed	(2,915,807)	(4,584,674)	(2,916,674)	(4,585,801)
Net increase (decrease)	412,259	1,709,595	$412,386	$1,710,066
Tax-Exempt Portfolio
Class I
Shares sold	4,381,546	10,545,923	$4,381,546	$10,545,923
Reinvestment of distributions	40,232	69,305	40,232	69,305
Shares redeemed	(4,718,463)	(7,990,114)	(4,718,463)	(7,990,114)
Net increase (decrease)	(296,685)	2,625,114	$(296,685)	$2,625,114
Class II
Shares sold	1,000	1,261	$1,000	$1,261
Reinvestment of distributions	2	5	2	5
Shares redeemed	(1,000)	(1,261)	(1,000)	(1,261)
Net increase (decrease)	2	5	$2	$5
Class III
Shares sold	1,390	57,855	$1,390	$57,855
Reinvestment of distributions	2	25	2	25
Shares redeemed	(1,880)	(59,494)	(1,880)	(59,494)
Net increase (decrease)	(488)	(1,614)	$(488)	$(1,614)
Select Class
Shares sold	2	29,139	$3	$29,139
Reinvestment of distributions	10	19	10	19
Shares redeemed	(7,050)	(20,499)	(7,050)	(20,499)
Net increase (decrease)	(7,037)	8,659	$(7,037)	$8,659

 (a) In the amount of less than five hundred shares.

 (b) In the amount of less than five hundred dollars.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2019 to September 30, 2019).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Expenses Paid During Period-B April 1, 2019 to September 30, 2019
Treasury Only Portfolio
Class I	.18%
Actual		$1,000.00	$1,010.70	$.90
Hypothetical-C		$1,000.00	$1,024.10	$.91
Class II	.33%
Actual		$1,000.00	$1,009.90	$1.66
Hypothetical-C		$1,000.00	$1,023.35	$1.67
Class III	.43%
Actual		$1,000.00	$1,009.40	$2.16
Hypothetical-C		$1,000.00	$1,022.85	$2.17
Class IV	.68%
Actual		$1,000.00	$1,008.20	$3.41
Hypothetical-C		$1,000.00	$1,021.60	$3.44
Select Class	.23%
Actual		$1,000.00	$1,010.40	$1.16
Hypothetical-C		$1,000.00	$1,023.85	$1.16
Institutional Class	.14%
Actual		$1,000.00	$1,010.90	$.70
Hypothetical-C		$1,000.00	$1,024.30	$.71
Treasury Portfolio
Class I	.18%
Actual		$1,000.00	$1,011.00	$.90
Hypothetical-C		$1,000.00	$1,024.10	$.91
Class II	.33%
Actual		$1,000.00	$1,010.20	$1.66
Hypothetical-C		$1,000.00	$1,023.35	$1.67
Class III	.43%
Actual		$1,000.00	$1,009.70	$2.16
Hypothetical-C		$1,000.00	$1,022.85	$2.17
Class IV	.68%
Actual		$1,000.00	$1,008.40	$3.41
Hypothetical-C		$1,000.00	$1,021.60	$3.44
Select Class	.23%
Actual		$1,000.00	$1,010.70	$1.16
Hypothetical-C		$1,000.00	$1,023.85	$1.16
Institutional Class	.14%
Actual		$1,000.00	$1,011.20	$.70
Hypothetical-C		$1,000.00	$1,024.30	$.71
Government Portfolio
Class I	.18%
Actual		$1,000.00	$1,011.00	$.90
Hypothetical-C		$1,000.00	$1,024.10	$.91
Class II	.33%
Actual		$1,000.00	$1,010.20	$1.66
Hypothetical-C		$1,000.00	$1,023.35	$1.67
Class III	.43%
Actual		$1,000.00	$1,009.70	$2.16
Hypothetical-C		$1,000.00	$1,022.85	$2.17
Select Class	.23%
Actual		$1,000.00	$1,010.70	$1.16
Hypothetical-C		$1,000.00	$1,023.85	$1.16
Institutional Class	.14%
Actual		$1,000.00	$1,011.20	$.70
Hypothetical-C		$1,000.00	$1,024.30	$.71
Money Market Portfolio
Class I	.18%
Actual		$1,000.00	$1,011.70	$.91
Hypothetical-C		$1,000.00	$1,024.10	$.91
Class II	.33%
Actual		$1,000.00	$1,010.90	$1.66
Hypothetical-C		$1,000.00	$1,023.35	$1.67
Class III	.43%
Actual		$1,000.00	$1,010.40	$2.16
Hypothetical-C		$1,000.00	$1,022.85	$2.17
Select Class	.23%
Actual		$1,000.00	$1,011.40	$1.16
Hypothetical-C		$1,000.00	$1,023.85	$1.16
Institutional Class	.14%
Actual		$1,000.00	$1,011.90	$.70
Hypothetical-C		$1,000.00	$1,024.30	$.71
Prime Money Market Portfolio
Class I	.18%
Actual		$1,000.00	$1,011.60	$.91
Hypothetical-C		$1,000.00	$1,024.10	$.91
Class II	.33%
Actual		$1,000.00	$1,010.80	$1.66
Hypothetical-C		$1,000.00	$1,023.35	$1.67
Class III	.43%
Actual		$1,000.00	$1,010.20	$2.16
Hypothetical-C		$1,000.00	$1,022.85	$2.17
Class IV	.68%
Actual		$1,000.00	$1,008.90	$3.42
Hypothetical-C		$1,000.00	$1,021.60	$3.44
Select Class	.23%
Actual		$1,000.00	$1,011.20	$1.16
Hypothetical-C		$1,000.00	$1,023.85	$1.16
Institutional Class	.14%
Actual		$1,000.00	$1,011.70	$.70
Hypothetical-C		$1,000.00	$1,024.30	$.71
Prime Reserves Portfolio
Class I	.18%
Actual		$1,000.00	$1,011.60	$.91
Hypothetical-C		$1,000.00	$1,024.10	$.91
Class II	.33%
Actual		$1,000.00	$1,010.80	$1.66
Hypothetical-C		$1,000.00	$1,023.35	$1.67
Class III	.43%
Actual		$1,000.00	$1,010.20	$2.16
Hypothetical-C		$1,000.00	$1,022.85	$2.17
Select Class	.23%
Actual		$1,000.00	$1,011.40	$1.16
Hypothetical-C		$1,000.00	$1,023.85	$1.16
Institutional Class	.14%
Actual		$1,000.00	$1,011.80	$.70
Hypothetical-C		$1,000.00	$1,024.30	$.71
Tax-Exempt Portfolio
Class I	.18%
Actual		$1,000.00	$1,007.10	$.90
Hypothetical-C		$1,000.00	$1,024.10	$.91
Class II	.33%
Actual		$1,000.00	$1,006.40	$1.66
Hypothetical-C		$1,000.00	$1,023.35	$1.67
Class III	.43%
Actual		$1,000.00	$1,005.90	$2.16
Hypothetical-C		$1,000.00	$1,022.85	$2.17
Select Class	.23%
Actual		$1,000.00	$1,006.90	$1.15
Hypothetical-C		$1,000.00	$1,023.85	$1.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

FIMM Funds: Government Portfolio / Money Market Portfolio / Prime Money Market Portfolio / Prime Reserves Portfolio / Tax-Exempt Portfolio / Treasury Portfolio / Treasury Only Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve amended and restated management contracts and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreements with FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that each fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against a peer group of funds with similar objectives (peer group).

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate peer group for the most recent one-, three-, and five-year periods (for the most recent one-year period for Prime Reserves Portfolio).

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons for each fund (except Prime Reserves Portfolio). The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Government Portfolio

Money Market Portfolio

Prime Money Market Portfolio

Prime Reserves Portfolio

Tax-Exempt Portfolio

Treasury Portfolio

Treasury Only Portfolio

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each of Money Market Portfolio and Tax-Exempt Portfolio ranked below the competitive median for 2018.

The Board noted that the total expense ratio of each of Class I, Institutional Class, and Select Class of each of Government Portfolio and Prime Reserves Portfolio ranked below the competitive median for 2018 and the total expense ratio of each of Class II and Class III ranked above the competitive median for 2018.

The Board noted that the total expense ratio of each of Class I, Institutional Class, and Select Class of each of Prime Money Market Portfolio, Treasury Portfolio, and Treasury Only Portfolio ranked below the competitive median for 2018 and the total expense ratio of each of Class II, Class III, and Class IV ranked above the competitive median for 2018.

The Board considered that, in general, various factors can affect total expense ratios. The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board noted that the total expense ratio of each class noted above ranked above the competitive median for 2018 due to its 12b-1 fees. The Board considered that the competitive data reflects periods for which many competitor funds waived fees or reimbursed expenses in order to maintain a minimum yield. The Board also considered that, as interest rates rise, many competitors have eliminated such waivers, but the externally sourced competitive data for 2018 had not yet caught up to the fiscal periods during which competitors have stopped waiving fees to maintain minimum yields. The Board noted that, excluding fee waivers and 12b-1 fees, the total expense ratio of each such class of each fund, as applicable, ranked below the median.

The Board further considered that FMR has contractually agreed to reimburse each class of each fund to the extent that total operating expenses (with certain exceptions), as a percentage of their respective average net assets, exceed the following rates: Class I: 0.18%; Class II: 0.33%; Class III: 0.43%; Class IV: 0.68%; Institutional Class: 0.14%; and Select Class: 0.23%, each through July 31, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed and each fund's Amended and Restated Contracts should be approved.

IMM-SANN-1119
1.537280.122

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Colchester Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 25, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 25, 2019